UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Artificial Intelligence Equity Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
COMMON STOCK — 97.5% of Net Assets
Auto Components — 3.6%
Aptiv PLC	304	$28,843
Visteon Corp. (1)	160	20,813

		49,656

Automobiles — 3.5%
General Motors Co.	414	17,558
Tesla Inc. (1)	87	30,825

		48,383

Commercial Services & Supplies — 1.2%
KAR Auction Services, Inc.	313	17,071

Communications Equipment — 2.3%
Arista Networks, Inc. (1)	78	21,514
Ciena Corp. (1)	506	10,768

		32,282

Diversified Telecommunication Services — 3.7%
Verizon Communications, Inc.	499	26,981
Zayo Group Holdings, Inc. (1)	634	23,268

		50,249

Electronic Equipment, Instruments & Components — 4.0%
Cognex Corp.	299	18,649
Corning, Inc.	818	25,538
Zebra Technologies Corp. (1)	83	10,222

		54,409

Health Care Equipment & Supplies — 3.1%
IDEXX Laboratories, Inc. (1)	123	23,006
Intuitive Surgical, Inc. (1)	45	19,425

		42,431

Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	73	17,285

Hotels, Restaurants & Leisure — 2.6%
Domino’s Pizza, Inc.	56	12,143
Starbucks Corp.	423	24,031

		36,174

Internet & Catalog Retail — 5.9%
Amazon.com, Inc. (1)	29	42,076
Netflix, Inc. (1)	143	38,653

		80,729

Internet Software & Services — 14.6%
Alibaba Group Holding, Ltd. (SP ADR) (China) (1)	156	31,869
Alphabet, Inc. (1)	26	30,738
Equinix, Inc.	45	20,484
Facebook, Inc. (1)	219	40,929
Hortonworks, Inc. (1)	830	16,558
Tencent Holdings, Ltd.	503	29,763
Twitter, Inc. (1)	711	18,351
Yelp, Inc. (1)	276	12,094

		200,786

IT Services — 8.0%
Accenture PLC	147	23,623
EPAM Systems, Inc. (1)	153	17,974
Gartner, Inc. (1)	106	14,706
Square, Inc. (1)	336	15,762
Switch, Inc.	717	11,630
Visa, Inc.	207	25,716

		109,411

REIT — 3.8%
American Tower Corp.	192	28,358
Crown Castle International Corp.	215	24,246

		52,604

Semiconductors & Semiconductor Equipment — 17.8%
ASML Holding NV	65	13,192
Broadcom, Ltd.	103	25,547
Cypress Semiconductor Corp.	992	17,152
Inphi Corp. (1)	534	15,951
Intel Corp.	606	29,173
Micron Technology, Inc. (1)	898	39,260
NVIDIA Corp.	187	45,965
ON Semiconductor Corp. (1)	1,100	27,214
Silicon Laboratories, Inc. (1)	182	17,508
Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	286	12,959

		243,921

Software — 19.2%
Adobe Systems, Inc. (1)	163	32,561
Microsoft Corp.	400	38,004
Nuance Communications, Inc. (1)	1,310	23,331
Oracle Corp.	362	18,675
Pegasystems, Inc.	167	8,492
Proofpoint, Inc. (1)	94	9,590
Salesforce.com, Inc. (1)	284	32,350
ServiceNow, Inc. (1)	211	31,411
Splunk, Inc. (1)	348	32,145
Tableau Software, Inc. (1)	218	16,745
Take-Two Interactive Software, Inc. (1)	158	20,014

		263,318

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	112	18,752
Western Digital Corp.	231	20,554

		39,306

Total Common Stock (Cost: $1,150,660)		1,338,015

MONEY MARKET INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26% (2)	49,340	49,340

Total Money Market Investments (Cost: $49,340)		49,340

TOTAL INVESTMENTS (101.1%) (COST: $1,200,000)		1,387,355

Liabilities In Excess Of Other Assets (-1.1%)		(15,489)

Net Assets (100.0%)		$1,371,866

Notes to the Schedule of Investments

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2018.

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW Artificial Intelligence Equity Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Auto Components	3.6%
Automobiles	3.5
Commercial Services & Supplies	1.2
Communications Equipment	2.3
Diversified Telecommunication Services	3.7
Electronic Equipment, Instruments & Components	4.0
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	1.3
Hotels, Restaurants & Leisure	2.6
Internet & Catalog Retail	5.9
Internet Software & Services	14.6
IT Services	8.0
REIT	3.8
Semiconductors & Semiconductor Equipment	17.8
Software	19.2
Technology Hardware, Storage & Peripherals	2.9
Money Market Investments	3.6

Total	101.1%

See accompanying notes to Schedule of Investments.

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Auto Components	$49,656	$—	$—	$49,656
Automobiles	48,383	—	—	48,383
Commercial Services & Supplies	17,071	—	—	17,071
Communications Equipment	32,282	—	—	32,282
Diversified Telecommunication Services	50,249	—	—	50,249
Electronic Equipment, Instruments & Components	54,409	—	—	54,409
Health Care Equipment & Supplies	42,431	—	—	42,431
Health Care Providers & Services	17,285	—	—	17,285
Hotels, Restaurants & Leisure	36,174	—	—	36,174
Internet & Catalog Retail	80,729	—	—	80,729
Internet Software & Services	200,786	—	—	200,786
IT Services	109,411	—	—	109,411
REIT	52,604	—	—	52,604
Semiconductors & Semiconductor Equipment	243,921	—	—	243,921
Software	263,318	—	—	263,318
Technology Hardware, Storage & Peripherals	39,306	—	—	39,306

Total Common Stock	1,338,015	—	—	1,338,015

Money Market Investments	49,340	—	—	49,340

Total Investments	$1,387,355	$—	$—	$1,387,355

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
EXCHANGE-TRADED FUNDS — 4.7% of Net Assets
iShares MSCI EAFE Index Fund	11,160	$824,054
SPDR Gold Shares (1)	5,075	647,824

Total Exchange-Traded Funds (Cost: $1,334,076)		1,471,878

INVESTMENT COMPANIES — 92.5%
Diversified Equity Funds — 37.7%
TCW / Gargoyle Dynamic 500 Fund — I Class (2)	209,343	2,512,111
TCW New America Premier Equities Fund — I Class (2)	191,195	3,038,087
TCW Relative Value Large Cap Fund — I Class (2)	151,431	3,463,225
TCW Relative Value Mid Cap Fund — I Class (2)	35,531	939,095
TCW Select Equities Fund — I Class (2)	69,617	1,870,617

		11,823,135

Diversified Fixed Income Funds — 54.8%
Metropolitan West Low Duration Bond Fund — I Class (2)	334,314	2,895,161
Metropolitan West Total Return Bond Fund — I Class (2)	376,158	3,960,940
Metropolitan West Unconstrained Bond Fund — I Class (2)	493,122	5,873,078
TCW Global Bond Fund — I Class (2)	78,553	776,890
TCW Total Return Bond Fund — I Class (2)	375,475	3,668,391

		17,174,460

Total Investment Companies (Cost: $26,612,316)		28,997,595

MONEY MARKET INVESTMENTS — 2.6%
Fidelity Institutional Government Portfolio — Select Class, 1.17% (3)	825,217	825,217
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26% (3)	2,410	2,410

Total Money Market Investments (Cost: $827,627)		827,627

Total Investments (99.8%) (Cost: $28,774,019)		31,297,100
Excess Of Other Assets Over Liabilities (0.2%)		50,588

Net Assets (100.0%)		$31,347,688

Notes to the Schedule of Investments

(1)	Non-income producing security.

(2)	Affiliated issuer.

(3)	Rate disclosed is the 7-day net yield as of January 31, 2018.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended January 31, 2018 is as follows:

Name of Affiliated Fund	Number of Shares Held at October 31, 2017	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2018	Value at January 31, 2018 (In Thousands)
Metropolitan West Low Duration Bond Fund — I Class	335,334	$13,985	$(22,940)	334,314	$2,895
Metropolitan West Total Return Bond Fund — I Class	376,987	22,471	(31,510)	376,158	3,961
Metropolitan West Unconstrained Bond Fund — I Class	492,357	55,195	(46,244)	493,122	5,873
TCW / Gargoyle Dynamic 500 Fund — I Class	219,576	22,674	(145,292)	209,343	2,512
TCW / Gargoyle Hedged Value Fund — I Class	89,500	—	(929,342)	—	—
TCW Global Bond Fund — I Class	72,203	68,346	(5,530)	78,553	777
TCW New America Premier Equities Fund — I Class	186,010	99,658	(22,270)	191,195	3,038
TCW Relative Value Large Cap Fund — I Class	131,192	465,651	(25,043)	151,431	3,463
TCW Relative Value Large Mid Cap Fund — I Class	—	939,095	—	35,531	939
TCW Select Equities Fund — I Class	55,574	362,577	(13,281)	69,617	1,871
TCW Total Return Bond Fund — I Class	374,014	43,480	(29,324)	375,475	3,669

Total					$28,998

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Diversified Equity Funds	37.7%
Diversified Fixed Income Funds	54.8
Exchange-Traded Funds	4.7
Money Market Investments	2.6

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchanged-Traded Funds	$1,471,878	$—	$—	$1,471,878
Investment Companies	28,997,595	—	—	28,997,595
Money Market Investments	827,627	—	—	827,627

Total Investments	$31,297,100	$—	$—	$31,297,100

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
COMMON STOCK — 96.9% of Net Assets
Argentina — 0.4% (Cost: $29,391)
YPF S.A. (SP ADR)	1,200	$28,980

Brazil — 3.8%
CVC Brasil Operadora e Agencia de Viagens S.A.	2,500	43,520
Estacio Participacoes S.A.	4,200	46,483
Gol Linhas Aereas Inteligentes S.A. (ADR) (1)	3,750	42,450
Petroleo Brasileiro S.A. (SP ADR) (1)	4,200	56,112
TIM Participacoes S.A. (ADR)	3,700	77,774

Total Brazil (Cost: $197,864)		266,339

Chile — 0.4% (Cost: $27,840)
Sociedad Quimica y Minera de Chile S.A. (SP ADR)	500	28,190

China — 41.2%
58.Com, Inc. (ADR) (1)	600	47,928
Alibaba Group Holding, Ltd. (SP ADR) (1)	1,084	221,450
China Merchants Bank Co., Ltd. — Class H	23,000	112,311
China Oilfield Services, Ltd. — Class H	74,000	88,084
China Vanke Co., Ltd. — Class H	12,000	58,460
CNOOC, Ltd.	46,000	72,317
Country Garden Holdings Co., Ltd.	25,000	53,708
Galaxy Entertainment Group, Ltd.	13,000	114,702
Hangzhou Hikvision Digital Technology Co., Ltd.	8,400	53,167
Industrial & Commercial Bank of China, Ltd. — Class H	195,000	183,712
Kweichow Moutai Co., Ltd.	1,480	179,892
Melco Crown Entertainment, Ltd. (ADR)	4,200	125,076
Microport Scientific Corp.	64,000	67,343
Ping An Insurance Group Co. of China, Ltd. — Class H	14,650	172,574
Sichuan Swellfun Co., Ltd.	4,300	31,372
Silergy Corp.	2,873	61,313
Sino Biopharmaceutical, Ltd.	49,000	89,897
Tencent Holdings, Ltd.	10,200	602,784
Weibo Corp. (SP ADR) (1)	300	38,871
Wuliangye Yibin Co., Ltd.	11,999	160,935
Wuxi Biologics, Inc. (1)	8,000	54,988
Xiabuxiabu Catering Management China Holdings Co., Ltd.	58,500	111,585
YY, Inc. (ADR) (1)	1,000	132,960
ZTE Corp. — Class H (1)	9,600	34,842

Total China (Cost: $1,862,641)		2,870,271

Egypt — 0.5% (Cost: $34,986)
Alexandria Mineral Oils Co.	67,800	36,971

Germany — 1.5% (Cost: $80,821)
Siltronic AG (1)	608	101,280

Hungary — 0.8% (Cost: $34,852)
OTP Bank PLC	1,240	57,760

India — 7.3%
Dilip Buildcon, Ltd.	10,386	147,923
IndusInd Bank, Ltd.	1,175	32,287
KNR Constructions, Ltd.	6,804	32,782
Maruti Suzuki India, Ltd.	811	120,962
Reliance Industries, Ltd.	4,514	68,160
Tata Steel, Ltd.	2,895	32,124
Vedanta, Ltd.	13,315	71,119

Total India (Cost: $402,345)		505,357

Indonesia — 1.0% (Cost: $49,193)
Bank Central Asia Tbk PT	40,200	68,251

Israel — 0.3% (Cost: $17,435)
Tower Semiconductor, Ltd. (1)	500	17,370

Japan — 0.8% (Cost: $45,992)
Tokyo Electron, Ltd.	300	56,600

Kazakhstan — 0.5% (Cost: $31,291)
KAZ Minerals PLC (1)	2,986	34,802

Kenya — 0.5% (Cost: $21,634)
Safari.com, Ltd.	128,400	37,278

Netherlands — 0.8% (Cost: $47,185)
AMG Advanced Metallurgical Group NV	972	52,153

Poland — 1.2% (Cost: $29,915)
Dino Polska S.A. (1)	3,430	86,022

Russia — 4.5%
LUKOIL PJSC (SP ADR)	1,867	122,942
Sberbank of Russia	40,310	189,294

Total Russia (Cost: $198,355)		312,236

South Africa — 6.2%
Barclays Africa Group, Ltd.	3,989	60,481
Barloworld, Ltd.	3,228	45,884
Capitec Bank Holdings, Ltd.	440	29,667
Clicks Group, Ltd.	3,895	56,045
Imperial Holdings, Ltd.	3,307	79,116
Mr Price Group, Ltd.	4,502	108,378
Standard Bank Group, Ltd.	3,239	54,696

Total South Africa (Cost: $316,225)		434,267

South Korea — 9.4%
CJ Corp.	194	33,423
Doosan Corp.	249	27,666
Lam Research Corp.	300	57,456
LG Household & Health Care, Ltd.	35	38,578
LG Uplus Corp.	4,695	62,845
Samsung Biologics Co., Ltd. (1)	88	35,912
Samsung Electronics Co., Ltd.	156	364,623
SK Energy Co., Ltd.	173	33,128

Total South Korea (Cost: $453,330)		653,631

Switzerland — 0.5% (Cost: $26,170)
Wizz Air Holdings PLC (1)	700	34,458

Taiwan — 6.9%
Accton Technology Corp.	33,000	132,149
Cathay Financial Holding Co., Ltd.	19,000	35,531
Shin Kong Financial Holding Co., Ltd.	96,000	35,221
Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	5,270	238,784
Win Semiconductors Corp.	4,000	35,737

Total Taiwan (Cost: $305,683)		477,422

Thailand — 1.5%
Kasikornbank PCL (NVDR)	4,900	35,947
Kiatnakin Bank PCL (NVDR)	13,000	33,909
Thai Oil PCL (NVDR)	11,000	36,000

Total Thailand (Cost: $88,245)		105,856

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
Turkey — 0.8% (Cost: $47,944)
Turkiye Garanti Bankasi A.S.	17,088	$55,820

United Arab Emirates — 2.6% (Cost: $57,965)
NMC Health PLC	3,848	182,428

United Kingdom — 1.9%
IQE PLC (1)	51,664	78,577
Stock Spirits Group PLC	12,179	52,650

Total United Kingdom (Cost: $132,742)		131,227

United States — 1.6%
MSCI, Inc.	700	97,461
Wynn Resorts, Ltd.	100	16,559

Total United States (Cost: $95,983)		114,020

Total Common Stock (Cost: $4,636,027)		6,748,989

PREFERRED STOCK — 1.0%
Brazil — 1.0%
Cia Brasileira de Distribuicao, 0.28% (ADR)	1,300	30,641
Itau Unibanco Holding S.A., 3.46% (ADR)	2,410	39,524

Total Brazil (Cost: $41,716)		70,165

Total Preferred Stock (Cost: $41,716)		70,165

RIGHTS — 0.0%
India — 0.0%
Tata Steel, Ltd., 02/28/2018, Subscription Price INR 510 (1)(2)	232	328
Tata Steel, Ltd., 02/28/2018, Subscription Price INR 615 (1)(2)	463	1,420

Total India (Cost: $0)		1,748

Total Rights (Cost: $0)		1,748

MONEY MARKET INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26% (3)	8,557	8,557

Total Money Market Investments (Cost: $8,557)		8,557

Total Investments (98.0%) (Cost: $4,686,300)		6,829,459

Excess Of Other Assets Over Liabilities (2.0%)		140,479

Total Net Assets (100.0%)		$6,969,938

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR	Non-Voting Depositary Receipt.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Rate disclosed is the 7-day net yield as of January 31, 2018.

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Airlines	1.1%
Automobiles	1.7
Banks	13.7
Beverages	6.1
Capital Markets	1.4
Chemicals	0.9
Communications Equipment	2.4
Construction & Engineering	2.6
Distributors	1.1
Diversified Consumer Services	0.7
Diversified Telecommunication Services	0.9
Electronic Equipment, Instruments & Components	0.8
Energy Equipment & Services	1.3
Food & Staples Retailing	2.4
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	2.6
Hotels, Restaurants & Leisure	5.8
Household Products	0.6
Industrial Conglomerates	0.9
Insurance	3.5
Internet Software & Services	15.0
Life Sciences Tools & Services	1.3
Metals & Mining	2.8
Oil, Gas & Consumable Fuels	6.0
Pharmaceuticals	1.3
Real Estate	0.8
Real Estate Management & Development	0.8
Semiconductors & Semiconductor Equipment	9.4
Specialty Retail	1.5
Technology Hardware, Storage & Peripherals	5.2
Trading Companies & Distributors	0.7
Wireless Telecommunication Services	1.6
Money Market Investments	0.1

Total	98.0%

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$42,450	$34,458	$—	$76,908
Automobiles	—	120,962	—	120,962
Banks	87,427	826,708	—	914,135
Beverages	213,585	211,265	—	424,850
Capital Markets	97,461	—	—	97,461
Chemicals	65,161	—	—	65,161
Communications Equipment	—	166,990	—	166,990
Construction & Engineering	32,782	147,923	—	180,705
Distributors	—	79,116	—	79,116
Diversified Consumer Services	46,483	—	—	46,483
Diversified Telecommunication Services	—	62,845	—	62,845
Electronic Equipment, Instruments & Components	—	53,167	—	53,167
Energy Equipment & Services	—	88,084	—	88,084
Food & Staples Retailing	56,045	86,022	—	142,067
Health Care Equipment & Supplies	67,343	—	—	67,343
Health Care Providers & Services	—	182,428	—	182,428
Hotels, Restaurants & Leisure	185,155	226,287	—	411,442
Household Products	38,578	—	—	38,578
Industrial Conglomerates	—	61,089	—	61,089
Insurance	—	243,327	—	243,327
Internet Software & Services	441,210	602,784	—	1,043,994
Life Sciences Tools & Services	—	90,900	—	90,900
Metals & Mining	—	190,197	—	190,197
Oil, Gas & Consumable Fuels	244,033	173,605	—	417,638
Pharmaceuticals	—	89,897	—	89,897
Real Estate Management & Development	—	53,708	—	53,708
Real Estate	—	58,460	—	58,460
Semiconductors & Semiconductor Equipment	374,923	272,193	—	647,116
Specialty Retail	—	108,378	—	108,378
Technology Hardware, Storage & Peripherals	—	364,623	—	364,623
Trading Companies & Distributors	45,885	—	—	45,885
Wireless Telecommunication Services	77,774	37,278	—	115,052

Total Common Stock	2,116,295	4,632,694	—	6,748,989

Preferred Stock
Banks	39,524	—	—	39,524
Food & Staples Retailing	30,641	—	—	30,641

Total Preferred Stock	70,165	—	—	70,165

Rights
Metals & Mining	—	—	1,748	1,748
Money Market Investments	8,557	—	—	8,557

Total Investments	$2,195,017	$4,632,694	$1,748	$6,829,459

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 27.8% of Net Assets
Angola — 0.2% (Cost: $223,013)
Angolan Government International Bond
9.50% (1)	11/12/25		$200,000	$234,698

Argentina — 2.6%
Argentine Republic Government International Bond
5.88%	01/11/28		315,000	306,715
6.63%	07/06/28		650,000	666,900
6.88%	01/26/27		100,000	105,750
6.88%	01/11/48		350,000	339,500
7.13%	07/06/36		200,000	205,120
Banco Hipotecario S.A.
23.71% (Argentina BADLAR Private Deposit Rate + 2.500%) (2), (3)	01/12/20	ARS	1,575,000	78,890
Letras Banco Central Argentina
0.00%	07/18/18	ARS	10,385,000	474,417
Rio Energy S.A. / UGEN S.A. / UENSA S.A.
6.88% (3)	02/01/25		$150,000	151,613
Tecpetrol S.A.
4.88% (3)	12/12/22		105,000	103,504
YPF S.A.
6.95% (3)	07/21/27		130,000	134,316
7.00% (3)	12/15/47		115,000	109,285
27.13% (Argentina BADLAR Private Deposit Rate + 4.000%) (2), (3)	07/07/20		40,000	36,531

Total Argentina (Cost: $2,798,100)				2,712,541

Azerbaijan — 0.3% (Cost: $331,271)
Republic of Azerbaijan International Bond
3.50% (1)	09/01/32		$375,000	332,483

Bahamas — 0.2% (Cost: $204,251)
Bahamas Government International Bond
6.00% (3)	11/21/28		200,000	213,280

Bahrain — 0.6%
Bahrain Government International Bond
7.00% (3)	10/12/28		200,000	203,750
Oil and Gas Holding Co. (The)
7.50% (3)	10/25/27		400,000	412,500

Total Bahrain (Cost: $612,994)				616,250

Brazil — 3.0%
Banco do Brasil S.A.
6.25% (U.S. 10-year Treasury Constant Maturity Rate + 4.398%) (1), (2), (4)	10/29/49		400,000	371,780
9.00% (U.S. 10-year Treasury Constant Maturity Rate + 6.362%) (1), (2), (4)	06/29/49		200,000	216,200
Brazil Minas SPE via State of Minas Gerais
5.33% (1)	02/15/28		425,000	436,475
Cemig Geracao e Transmissao S.A.
9.25% (3)	12/05/24		200,000	217,450
CSN Resources S.A.
6.50% (1)	07/21/20		100,000	97,220
MARB BondCo PLC
6.88% (3)	01/19/25		200,000	197,300
Petrobras Global Finance BV
5.75%	02/01/29		621,000	615,318
6.00% (3)	01/27/28		540,000	545,724
6.85%	12/31/99		200,000	197,950
7.38%	01/17/27		80,000	88,892
Samarco Mineracao S.A.
4.13% (1), (5)	11/01/22		200,000	158,600

Total Brazil (Cost: $3,062,324)				3,142,909

Chile — 0.5%
Bonos de la Tesoreria de la Republica
4.50%	03/01/26	CLP	85,000,000	141,692
Celulosa Arauco y Constitucion S.A.
5.50% (3)	11/02/47		$200,000	210,640
Latam Finance, Ltd.
6.88% (3)	04/11/24		200,000	212,500

Total Chile (Cost: $537,717)				564,832

China — 0.2% (Cost: $200,701)
Kaisa Group Holdings, Ltd.
8.50% (1)	06/30/22		200,000	195,142

Colombia — 0.3%
Colombian TES (Treasury) Bond
7.50%	08/26/26	COP	345,000,000	130,402
Empresas Public Medellin
8.38% (3)	11/08/27	COP	376,000,000	138,288

Total Colombia (Cost: $247,162)				268,690

Costa Rica — 0.4%
Autopistas del Sol S.A.
7.38% (3)	12/30/30		$198,000	214,459
Costa Rica Government International Bond
7.16% (1)	03/12/45		200,000	213,750

Total Costa Rica (Cost: $412,495)				428,209

Dominican Republic — 0.4%
AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad Itabo, S.A.
7.95% (3)	05/11/26		200,000	217,413
Dominican Republic International Bond
5.95% (3)	01/25/27		150,000	161,265

Total Dominican Republic (Cost: $349,752)				378,678

Ecuador — 0.8%
Ecuador Government International Bond
7.88% (3)	01/23/28		200,000	203,320
7.95% (1)	06/20/24		200,000	212,250
8.88% (3)	10/23/27		200,000	217,980
9.65% (3)	12/13/26		200,000	228,750

Total Ecuador (Cost: $775,175)				862,300

Egypt — 0.6%
Egypt Government International Bond
6.13% (3)	01/31/22		200,000	212,375
7.50% (3)	01/31/27		370,000	414,862

Total Egypt (Cost: $589,859)				627,237

El Salvador — 0.5%
El Salvador Government International Bond

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
5.88% (1)	01/30/25		$95,000	$95,940
6.38% (1)	01/18/27		50,000	51,313
7.38% (1)	12/01/19		100,000	105,040
8.63% (3)	02/28/29		195,000	230,100

Total El Salvador (Cost: $436,110)				482,393

Guatemala — 0.2% (Cost: $206,382)
Comunicaciones Celulares S.A. via Comcel Trust
6.88% (1)	02/06/24		200,000	210,960

India — 0.4%
Azure Power Energy, Ltd.
5.50% (3)	11/03/22		200,000	201,750
Vedanta Resources PLC
6.38% (3)	07/30/22		200,000	208,980

Total India (Cost: $401,269)				410,730

Indonesia — 1.8%
Indonesia Government International Bond
3.50%	01/11/28		600,000	591,750
Indonesia Treasury Bond
7.50%	08/15/32	IDR	850,000,000	66,713
8.25%	05/15/36	IDR	800,000,000	67,371
8.38%	03/15/34	IDR	1,700,000,000	144,370
Minejesa Capital BV
5.63% (3)	08/10/37		$200,000	210,309
Perusahaan Penerbit SBSN Indonesia III
4.15% (1)	03/29/27		600,000	612,750
Saka Energi Indonesia PT
4.45% (3)	05/05/24		200,000	203,040

Total Indonesia (Cost: $1,893,135)				1,896,303

Iraq — 0.2% (Cost: $225,257)
Iraq International Bond
5.80% (1)	01/15/28		250,000	248,140

Ivory Coast — 0.2% (Cost: $196,750)
Ivory Coast Government International Bond
6.13% (3)	06/15/33		200,000	205,625

Jamaica — 0.4% (Cost: $392,629)
Digicel Group, Ltd.
8.25% (1)	09/30/20		400,000	398,000

Jordan — 0.2% (Cost: $197,032)
Jordan Government International Bond
7.38% (3)	10/10/47		200,000	215,820

Kazakhstan — 0.8%
Kazakhstan Temir Zholy National Co. JSC
4.85% (3)	11/17/27		200,000	208,950
KazMunayGas National Co. JSC
4.75% (3)	04/19/27		400,000	417,500
5.75% (3)	04/19/47		200,000	213,750

Total Kazakhstan (Cost: $799,031)				840,200

Lebanon — 0.8%
Lebanon Government International Bond
5.45% (1)	11/28/19		150,000	150,048
6.00% (1)	01/27/23		270,000	268,083
6.40%	05/26/23		385,000	383,421

Total Lebanon (Cost: $767,202)				801,552

Malaysia — 0.3%
Malaysia Government Bond
3.23%	04/15/20	MYR	270,000	68,807
3.84%	04/15/33	MYR	300,000	72,140
3.89%	07/31/20	MYR	270,000	70,102
4.05%	08/15/24	MYR	300,000	76,776
4.16%	07/15/21	MYR	263,000	68,855

Total Malaysia (Cost: $338,962)				356,680

Mexico — 1.6%
Axtel SAB de CV
6.38% (3)	11/14/24		$82,000	85,313
Banco Mercantil del Norte S.A.
7.63% (U.S. 10-year Treasury Constant Maturity Rate + 5.353%) (2), (3), (4)	12/31/99		200,000	221,520
Mexico Government International Bond
4.60%	02/10/48		200,000	197,100
Nemak SAB de CV
4.75% (3)	01/23/25		200,000	202,660
Petroleos Mexicanos
6.50% (1)	03/13/27		510,000	558,511
6.63%	06/15/35		150,000	159,270
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.00% (3)	01/15/25		200,000	205,180

Total Mexico (Cost: $1,585,169)				1,629,554

Mongolia — 0.2% (Cost: $191,123)
Mongolia Government International Bond
5.13% (1)	12/05/22		200,000	201,000

Nigeria — 0.4%
Nigeria Government International Bond
6.50% (3)	11/28/27		200,000	207,860
7.63% (3)	11/28/47		200,000	214,380

Total Nigeria (Cost: $406,290)				422,240

Oman — 0.6%
Oman Government International Bond
5.63% (3)	01/17/28		400,000	403,386
6.75% (3)	01/17/48		200,000	203,845

Total Oman (Cost: $600,705)				607,231

Pakistan — 0.2% (Cost: $200,000)
Pakistan Government International Bond
6.88% (3)	12/05/27		200,000	202,250

Panama — 0.6%
AES El Salvador Trust III
6.75% (1)	03/28/23		200,000	195,502
AES Panama SRL
6.00% (3)	06/25/22		200,000	211,240
C&W Senior Financing Designated Activity Co.
6.88% (3)	09/15/27		200,000	211,250

Total Panama (Cost: $593,135)				617,992

Peru — 0.8%
Inkia Energy, Ltd.
5.88% (3)	11/09/27		200,000	201,250
Orazul Energy Egenor S en C por A
5.63% (3)	04/28/27		200,000	197,420
Peruvian Government International Bond
6.95% (1)	08/12/31	PEN	565,000	209,524

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
Petroleos del Peru S.A.
5.63% (3)	06/19/47		$225,000	$238,500

Total Peru (Cost: $824,899)				846,694

Romania — 0.2% (Cost: $210,143)
Romania Government Bond
5.80%	07/26/27	RON	740,000	218,380

Russia — 1.2%
Russian Federal Bond — OFZ
6.70%	05/15/19	RUB	12,800,000	227,490
7.70%	03/23/33	RUB	12,600,000	230,317
Russian Federation Government Bond
4.25% (1)	06/23/27		$400,000	411,040
4.75% (1)	05/27/26		200,000	212,560
5.25% (1)	06/23/47		200,000	210,921

Total Russia (Cost: $1,259,252)				1,292,328

Saudi Arabia — 0.6% (Cost: $595,937)
Saudi Government International Bond
3.63% (3)	03/04/28		600,000	587,403

South Africa — 1.1%
South Africa Government Bond
4.30%	10/12/28		600,000	580,500
4.88%	04/14/26		400,000	410,000
8.75%	01/31/44	ZAR	1,850,000	143,466

Total South Africa (Cost: $1,106,381)				1,133,966

Sri Lanka — 0.5%
Sri Lanka Government Bond
6.20% (3)	05/11/27		$425,000	448,078
11.50%	12/15/21	LKR	10,000,000	69,508

Total Sri Lanka (Cost: $504,810)				517,586

Turkey — 1.2%
Export Credit Bank of Turkey
5.38% (1)	10/24/23		$200,000	202,700
Turkey Government International Bond
5.13%	02/17/28		400,000	393,400
5.75%	05/11/47		275,000	261,601
6.00%	03/25/27		200,000	210,875
Turkiye Vakiflar Bankasi TAO
5.75% (3)	01/30/23		200,000	199,400

Total Turkey (Cost: $1,266,181)				1,267,976

Ukraine — 1.5%
Ukraine Government International Bond
7.75% (1)	09/01/23		325,000	354,087
7.75% (1)	09/01/25		325,000	350,838
7.75% (1)	09/01/26		585,000	625,950
7.75% (1)	09/01/27		200,000	214,000

Total Ukraine (Cost: $1,323,329)				1,544,875

United Kingdom — 0.4% (Cost: $405,000)
Vedanta Resources PLC
6.13% (1)	08/09/24		400,000	405,000

United States — 0.1% (Cost: $95,948)
Freeport-McMoRan, Inc.
4.55%	11/14/24		95,000	96,786

Uruguay — 0.1% (Cost: $65,706)
Uruguay Government International Bond
8.50% (3)	03/15/28	UYU	1,890,000	64,132
Venezuela — 0.2%
Petroleos de Venezuela S.A.
5.38% (1)	04/12/27		$622,000	148,285
Venezuela Government International Bond
8.25% (1), (5)	10/13/24		197,300	53,350

Total Venezuela (Cost: $272,796)				201,635

Zambia — 0.4%
First Quantum Minerals, Ltd.
7.50% (3)	04/01/25		200,000	215,010
Zambia Government International Bond
8.97% (1)	07/30/27		200,000	222,845
Total Zambia (Cost: $419,472)				437,855

Total Fixed Income Securities (Cost: $28,124,849)				28,938,535

		Shares
PREFERRED STOCK — 0.6%
Brazil — 0.6%
Cia Brasileira de Distribuicao, 0.43% (ADR)			11,100	261,627
Itau Unibanco Holding S.A., 7.43% (ADR)			24,070	394,748

Total Brazil (Cost: $382,035)				656,375

Total Preferred Stock (Cost: $382,035)				656,375

COMMON STOCK — 69.4%
Argentina — 0.3% (Cost: $330,643)
YPF S.A. (ADR)			13,500	326,025

Brazil — 2.6%
CVC Brasil Operadora e Agencia de Viagens S.A.			27,600	480,459
Estacio Participacoes S.A.			54,800	606,495
Gol Linhas Aereas Inteligentes S.A. (ADR)(6)			36,750	416,010
Petroleo Brasileiro S.A. (SP ADR)(6)			37,000	494,320
TIM Participacoes S.A. (ADR)			34,900	733,598

Total Brazil (Cost: $1,873,084)				2,730,882

Chile — 0.3% (Cost: $289,536)
Sociedad Quimica y Minera de Chile S.A. (SP ADR)			5,200	293,176

China — 30.3%
58.Com, Inc. (ADR)(6)			6,500	519,220
Alibaba Group Holding, Ltd. (SP ADR)(6)			10,662	2,178,140
China Merchants Bank Co., Ltd. — Class H			248,000	1,211,002
China Oilfield Services, Ltd. — Class H			796,000	947,498
China Vanke Co., Ltd. — Class H			128,700	626,984
CNOOC, Ltd.			469,000	737,316
Country Garden Holdings Co., Ltd.			273,000	586,491
Galaxy Entertainment Group, Ltd.			161,000	1,420,542
Hangzhou Hikvision Digital Technology Co., Ltd.			110,560	699,781
Industrial & Commercial Bank of China, Ltd. — Class H			2,039,000	1,920,967
Kweichow Moutai Co., Ltd.			17,504	2,127,584
Melco Crown Entertainment, Ltd.			43,900	1,307,342

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
Microport Scientific Corp.	953,000	$1,002,779
Ping An Insurance Group Co. of China, Ltd. — Class H	152,650	1,798,185
Shanghai Fosun Pharmaceutical Group Co., Ltd. — Class H	31,500	183,045
Sichuan Swellfun Co., Ltd.	54,800	399,816
Silergy Corp.	38,500	821,636
Sino Biopharmaceutical, Ltd.	550,000	1,009,051
Tencent Holdings, Ltd.	105,612	6,241,300
Weibo Corp. (SP ADR) (6)	3,500	453,495
Wuliangye Yibin Co., Ltd.	118,499	1,589,354
Wuxi Biologics, Inc. (6)	116,500	800,757
Xiabuxiabu Catering Management China Holdings Co., Ltd.	627,000	1,195,958
YY, Inc. (ADR) (6)	9,400	1,249,824
ZTE Corp. — Class H (6)	146,200	530,607

Total China (Cost: $22,666,611)		31,558,674

Egypt — 0.4% (Cost: $363,949)
Alexandria Mineral Oils Co.	705,300	384,600

Germany — 1.2% (Cost: $1,084,593)
Siltronic AG (6)	7,511	1,251,169

Hungary — 0.5% (Cost: $306,441)
OTP Bank PLC	10,800	503,075

India — 5.2%
Dilip Buildcon, Ltd. (3)	110,933	1,579,967
IndusInd Bank, Ltd.	12,525	344,167
KNR Constructions, Ltd.	77,523	373,515
Kotak Mahindra Bank, Ltd.	14,845	258,445
Maruti Suzuki India, Ltd.	7,949	1,185,610
Reliance Industries, Ltd.	46,718	705,425
Tata Steel, Ltd.	45,050	499,886
Vedanta, Ltd.	86,454	461,773

Total India (Cost: $4,554,470)		5,408,788

Indonesia — 0.6% (Cost: $561,661)
Bank Central Asia Tbk PT	388,900	660,267

Israel — 0.3% (Cost: $372,401)
Tower Semiconductor, Ltd. (6)	10,600	368,244

Japan — 0.4% (Cost: $368,865)
Tokyo Electron, Ltd.	2,500	471,670

Kazakhstan — 0.4% (Cost: $339,608)
KAZ Minerals PLC (6)	31,784	370,444

Kenya — 0.6% (Cost: $426,429)
Safari.com, Ltd.	2,261,000	656,434

Netherlands — 0.6% (Cost: $527,671)
AMG Advanced Metallurgical Group NV	10,840	581,619

Poland — 0.9% (Cost: $394,099)
Dino Polska S.A. (6)	37,103	930,517

Russia — 3.2%
Lukoil PJSC (SP ADR)	20,438	1,345,842
Sberbank of Russia	417,165	1,958,989

Total Russia (Cost: $2,417,753)		3,304,831

South Africa — 4.3%
Barclays Africa Group, Ltd.	42,244	640,500
Barloworld, Ltd.	28,187	400,665
Capitec Bank Holdings, Ltd.	5,015	338,142
Clicks Group, Ltd.	34,730	499,726
Imperial Holdings, Ltd.	35,022	837,858
Mr Price Group, Ltd.	49,375	1,188,619
Standard Bank Group, Ltd.	34,303	579,261

Total South Africa (Cost: $3,502,836)		4,484,771

South Korea — 6.5%
CJ Corp.	1,910	329,062
Doosan Corp.	2,342	260,217
KB Financial Group, Inc. (ADR) (6)	5,100	319,617
Lam Research Corp.	3,000	574,560
LG Household & Health Care, Ltd.	286	315,233
LG Uplus Corp.	48,384	647,648
Samsung Biologics Co., Ltd. (6)	910	371,362
Samsung Electronics Co., Ltd.	1,543	3,606,497
SK Energy Co., Ltd.	1,899	363,645

Total South Korea (Cost: $5,363,925)		6,787,841

Switzerland — 0.3% (Cost: $209,355)
Wizz Air Holdings PLC (6)	5,600	275,660

Taiwan — 4.9%
Accton Technology Corp.	353,000	1,413,594
Cathay Financial Holding Co., Ltd.	200,000	374,016
Shin Kong Financial Holding Co., Ltd.	941,000	345,241
Taiwan Semiconductor Manufacturing Co., Ltd.	257,612	2,251,349
Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	7,700	348,887
Win Semiconductors Corp.	42,000	375,234

Total Taiwan (Cost: $3,707,425)		5,108,321

Thailand — 1.0%
Kasikornbank PCL (NVDR)	51,300	376,345
Kiatnakin Bank PCL (NVDR)	152,400	397,517
Thai Oil PCL (NVDR)	85,000	278,177

Total Thailand (Cost: $884,323)		1,052,039

Turkey — 0.5% (Cost: $477,897)
Turkiye Garanti Bankasi A.S.	171,857	561,391

United Arab Emirates — 1.4% (Cost: $720,152)
NMC Health PLC	31,525	1,494,556

United Kingdom — 1.4%
IQE PLC (6)	551,483	838,760
Stock Spirits Group PLC	138,582	599,094

Total United Kingdom (Cost: $1,485,179)		1,437,854

United States — 1.3%
MSCI, Inc.	8,300	1,155,609
Wynn Resorts, Ltd.	1,100	182,149

Total United States (Cost: $1,161,766)		1,337,758

Total Common Stock (Cost: $54,390,672)		72,340,606

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
RIGHTS — 0.0%
India — 0.0%
Tata Steel, Ltd., 02/28/2018, Subscription
Price INR 510 (6), (7)	3,604	$5,103
Tata Steel, Ltd., 02/28/2018, Subscription
Price INR 615 (6), (7)	7,208	22,104

Total India (Cost: $0)		27,207

Total Rights (Cost: $0)		27,207

PURCHASED OPTIONS (8) (Cost: $14,827)		13,898

MONEY MARKET INVESTMENTS — 1.5%
State Street Institutional U.S. Government
Money Market Fund — Premier Class, 1.26% (9)	1,531,885	$1,531,885

Total Money Market Investments (Cost: $1,531,885)		1,531,885

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 0.5%
Foreign Government Bonds — 0.5%
Egypt — 0.3%
Egypt Treasury Bills
0.00% (10)	02/06/18	EGP	1,050,000	59,308
0.00% (10)	03/20/18	EGP	700,000	38,734
0.00% (10)	03/27/18	EGP	1,700,000	93,725
0.00% (10)	04/10/18	EGP	1,300,000	71,185

				262,952

Nigeria — 0.2%
Nigeria Treasury Bill
0.00% (10)	08/30/18	NGN	21,000,000	53,449
0.00% (10)	09/20/18	NGN	15,865,000	40,057
0.00% (10)	10/04/18	NGN	15,300,000	38,398
0.00% (10)	10/18/18	NGN	28,480,000	71,044

				202,948

Total Foreign Government Bonds (Cost: $463,614)				465,900

Total Short-term Investments (Cost: $463,614)				465,900

Total Investments (99.8%) (Cost: $84,907,882)				103,974,406
Excess Of Other Assets Over Liabilities (0.2%)				196,563

Total Net Assets (100.0%)				$104,170,969

Purchased Options
Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Call / MXN Put	Barclays Bank PLC	MXN	19.50	4/10/18	270	$270,000	$2,580	$6,427	$(3,847)
USD Put / TRY Call	Citigroup N.A.	TRY	3.85	12/19/18	560	560,000	11,318	8,400	2,918

							$13,898	$14,827	$(929)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2018

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (11)
Bank of America	PHP	6,997,200	03/28/18	$140,000	$136,065	$(3,935)
Bank of America	RUB	8,157,800	03/29/18	140,000	143,917	3,917
BNP Paribas S.A.	HUF	35,310,600	03/22/18	135,000	142,341	7,341
BNP Paribas S.A.	MXN	15,101,970	02/12/18	815,322	811,460	(3,862)
BNP Paribas S.A.	SAR	529,816	06/28/18	140,000	141,268	1,268
Citibank N.A.	KZT	45,444,000	04/19/18	140,000	138,316	(1,684)
Goldman Sachs International	KZT	19,856,748	04/19/18	61,476	60,437	(1,039)

				$1,571,798	$1,573,804	$2,006

SELL (12)
Bank of America	SAR	73,915	05/20/19	$19,477	$19,665	$(188)
BNP Paribas S.A.	SAR	529,816	06/28/18	140,927	141,268	(341)
Citibank N.A.	SAR	457,385	05/20/19	120,523	121,686	(1,163)
Goldman Sachs International	RUB	8,157,800	03/29/18	142,048	143,917	(1,869)
Standard Chartered PLC	MXN	7,550,985	02/12/18	390,000	405,730	(15,730)

				$812,975	$832,266	$(19,291)

Written Options - OTC
Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Call / MXN Put	Barclays Bank	MXN	20.50	4/10/18	270	$270,000	$(839)	$(2,453)	$1,614

Credit Default Swaps - Buy Protection

Notional Amount (13)	Implied Credit Spread (14)	Expiration Date	Counterparty & Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation/ (Depreciation)	Premium Paid (Received)	Value (15)
OTC Swaps
$100,000	0.552%	12/20/22	Bank of America China Government Bond, 7.5%, due 10/28/27	1.0%	Quarterly	$(208)	$(1,890)	$(2,098)
100,000	0.552%	12/20/22	Deutsche Bank AG China Government Bond, 7.5%, due 10/28/27	1.0%	Quarterly	(208)	(1,890)	(2,098)
200,000	0.905%	12/20/22	Citibank N.A. Colombia Government Bond 10.375%, 01/28/33	1.0%	Quarterly	(3,534)	2,534	(1,000)
100,000	0.98%	12/20/22	Citibank N.A Mexico Government Bond, 4.15%, 03/28/17	1.0%	Quarterly	(823)	682	(141)
260,000	0.98%	12/20/22	Bank of America Mexico Government Bond, 4.15%, 03/28/27	1.0%	Quarterly	(2,133)	1,767	(366)
200,000	0.860%	12/20/22	Bank of America Mexico Government Bond, 5.95%, 03/19/19	1.0%	Quarterly	(1,622)	1,341	(281)
110,000	0.493%	12/20/22	Barclays Capital Republic of Korea, 7.125%, 04/16/19	1.0%	Quarterly	(1,078)	(1,503)	(2,581)
680,000	0.493%	12/20/22	Citibank N.A. Republic of Korea, 7.125%, 04/16/19	1.0%	Quarterly	(6,594)	(9,359)	(15,953)

						$(16,200)	$(8,318)	$(24,518)

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
CLP	-	Chilean Peso.
COP	-	Colombian Peso.
EGP	-	Egyptian Pound.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
KZT	-	Kazakhstani Tenge.
LKR	-	Sri Lankan Rupee.
MXN	-	Mexican Peso.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2018

NGN	-	Nigeria Naira.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
RON	-	Romanian New Leu.
RUB	-	Russian Ruble.
SAR	-	Saudi Riyal.
TRY	-	Turkish New Lira.
USD	-	U.S. Dollar.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.
ADR		American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR		Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR		Non-Voting Depositary Receipt.
OTC		Over the Counter.
PJSC		Private Joint-Stock Company.
SP ADR		Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2018, the value of these securities amounted to $9,184,985 or 8.8% of net assets.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2018.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2018, the value of these securities amounted to $13,253,378 or 12.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)		Perpetual Maturity.

(5)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(6)		Non-income producing security.

(7)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)		See separate table for description of purchased options.

(9)		Rate disclosed is the 7-day net yield as of January 31, 2018.

(10)		Security is not accruing interest.

(11)		Fund buys foreign currency, sells U.S. Dollar.

(12)		Fund sells foreign currency, buys U.S. Dollar.

(13)		The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(14)		An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(15)		The value of a credit default swap agreements serves as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Airlines	0.9%
Auto Manufacturers	1.1
Auto Parts & Equipment	0.2
Banks	10.7
Beverages	4.5
Biotechnology	0.4
Chemicals	0.7
Commercial Services	0.8
Cosmetics/Personal Care	0.3
Diversified Financial Services	0.8
Electric	1.6
Electronics	1.5
Energy-Alternate Sources	0.4
Engineering & Construction	1.9
Food	1.3
Foreign Government Bonds	17.1
Forest Products & Paper	0.2
Healthcare-Products	1.0
Healthcare-Services	1.4
Holding Companies — Diversified	1.5
Insurance	2.4
Internet	10.2
Iron & Steel	0.7
Leisure Time	0.4
Lodging	2.8
Metal Fabricate & Hardware	0.6
Mining	1.7
Miscellaneous Manufacturers	0.2
Oil & Gas	7.6
Oil & Gas Services	1.3
Pharmaceuticals	2.0
Real Estate	1.4
Regional (State & Province)	0.4
Retail	2.7
Semiconductors	9.7
Software	1.1
Telecommunications	4.6
Transportation	0.2
Money Market Investments	1.5

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	January 31, 2018

Country	Percentage of Net Assets
Angola	0.2%
Argentina	2.9
Azerbaijan	0.3
Bahamas	0.2
Bahrain	0.6
Brazil	5.6
Chile	0.8
China	30.5
Colombia	0.3
Costa Rica	0.4
Dominican Republic	0.4
Ecuador	0.8
Egypt	1.3
El Salvador	0.5
Germany	1.2
Great Britain	0.4
Guatemala	0.2
Hungary	0.5
India	5.6
Indonesia	2.4
Iraq	0.2
Israel	0.3
Ivory Coast	0.2
Jamaica	0.4
Japan	0.4
Jordan	0.2
Kazakhstan	1.2
Kenya	0.6
Lebanon	0.8
Malaysia	0.3
Mexico	1.6
Mongolia	0.2
Netherlands	1.2
Nigeria	0.6
Oman	0.6
Pakistan	0.2
Panama	0.6
Peru	0.8
Poland	0.9
Romania	0.2
Russia	4.4
Saudi Arabia	0.6
South Africa	5.4
South Korea	6.5
Sri Lanka	0.5
Switzerland	0.3
Taiwan	4.9

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	January 31, 2018

Country	Percentage of Net Assets
Thailand	1.0
Turkey	1.7
Ukraine	1.5
United Arab Emirates	1.4
United Kingdom	1.4
United States	2.9
Uruguay	0.1
Venezuela	0.2
Zambia	0.4

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$212,500	$—	$212,500
Auto Parts & Equipment	—	202,660	—	202,660
Banks	—	1,087,790	—	1,087,790
Commercial Services	—	214,459	—	214,459
Diversified Financial Services	—	205,180	—	205,180
Electric	—	1,588,872	—	1,588,872
Energy-Alternate Sources	—	353,362	—	353,362
Food	—	197,300	—	197,300
Foreign Government Bonds	—	17,555,210	—	17,555,210
Forest Products & Paper	—	210,640	—	210,640
Iron & Steel	—	255,820	—	255,820
Mining	—	925,776	—	925,776
Oil & Gas Services	—	412,500	—	412,500
Oil & Gas	—	3,770,375	—	3,770,375
Real Estate	—	195,142	—	195,142
Regional (State & Province)	—	436,475	—	436,475
Telecommunications	—	905,523	—	905,523
Transportation	—	208,951	—	208,951

Total Fixed Income Securities	—	28,938,535	—	28,938,535

Preferred Stock
Banks	394,748	—	—	394,748
Food	261,627	—	—	261,627

Total Preferred Stock	656,375	—	—	656,375

Common Stock
Airlines	416,010	275,660	—	691,670
Auto Manufacturers	—	1,185,610	—	1,185,610
Banks	503,075	8,908,849	—	9,411,924
Beverages	2,188,448	2,527,400	—	4,715,848
Biotechnology	—	371,362	—	371,362
Chemicals	677,776	—	—	677,776
Commercial Services	606,495	—	—	606,495
Cosmetics/Personal Care	315,233	—	—	315,233
Diversified Financial Services	657,759	—	—	657,759
Electronics	821,637	699,781	—	1,521,418
Engineering & Construction	373,514	1,579,967	—	1,953,481
Food	—	930,517	—	930,517
Healthcare-Products	1,002,780	—	—	1,002,780
Healthcare-Services	—	1,494,556	—	1,494,556
Holding Companies — Diversified	400,665	1,166,920	—	1,567,585
Insurance	—	2,517,442	—	2,517,442
Internet	4,400,679	6,241,300	—	10,641,979
Iron & Steel	—	499,886	—	499,886
Leisure Time	480,458	—	—	480,458
Lodging	1,489,492	1,420,543	—	2,910,035
Metal Fabricate & Hardware	—	581,619	—	581,619
Mining	—	832,217	—	832,217
Miscellaneous Manufacturers	—	260,217	—	260,217
Oil & Gas Services	—	947,498	—	947,498
Oil & Gas	2,444,364	1,806,386	—	4,250,750
Pharmaceuticals	183,044	1,809,808	—	1,992,852
Real Estate	—	1,213,475	—	1,213,475
Retail	499,726	2,384,577	—	2,884,303
Semiconductors	1,291,691	8,794,680	—	10,086,371
Software	1,155,609	—	—	1,155,609
Telecommunications	733,598	3,248,283	—	3,981,881

Total Common Stock	20,642,053	51,698,553	—	72,340,606

Rights	—	—	27,207	27,207

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Currency Options	—	13,898	—	13,898
Money Market Investments	1,531,885	—	—	1,531,885
Short-Term Investments	—	465,900	—	465,900

Total Investments	22,830,313	81,116,886	27,207	103,974,406

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	12,526	—	12,526

Total	$22,830,313	$81,129,412	$27,207	$103,986,932

Liability Derivatives
Written Options
Foreign Currency Risk	$—	$(839)	$—	$(839)
Forward Currency Contracts
Foreign Currency Risk	—	(29,811)	—	(29,811)
Swap Agreements
Credit Risk	—	(24,518)	—	(24,518)

Total	$—	$(55,168)	$—	$(55,168)

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
COMMON STOCK — 97.9% of Net Assets
Aerospace & Defense — 2.4%
Honeywell International, Inc.	1,575	$251,480

Airlines — 1.8%
Alaska Air Group, Inc.	2,850	187,331

Banks — 14.1%
JPMorgan Chase & Co.	2,700	312,309
M&T Bank Corp.	1,905	363,436
US Bancorp	4,675	267,129
Wells Fargo & Co.	8,115	533,805

		1,476,679

Beverages — 2.5%
Anheuser-Busch InBev NV (SP ADR) (Belgium)	2,345	266,111

Biotechnology — 5.5%
Amgen, Inc.	1,465	272,563
Celgene Corp. (1)	3,030	306,515

		579,078

Capital Markets — 2.8%
Goldman Sachs Group, Inc. (The)	1,085	290,661

Chemicals — 10.4%
Air Products & Chemicals, Inc.	1,980	333,373
Ecolab, Inc.	2,190	301,519
Nutrien, Ltd. (Canada) (1)	4,394	229,982
Praxair, Inc.	1,380	222,856

		1,087,730

Energy Equipment & Services — 1.0%
Schlumberger, Ltd. (Netherlands)	1,440	105,955

Food & Staples Retailing — 1.9%
CVS Health Corp.	2,510	197,512

Food Products — 1.8%
Mondelez International, Inc.	4,215	187,146

Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc.	1,345	318,469

Hotels, Restaurants & Leisure — 5.9%
Las Vegas Sands Corp.	4,675	362,406
Starbucks Corp.	4,580	260,190

		622,596

Industrial Conglomerates — 5.4%
Danaher Corp.	3,470	351,441
Roper Technologies, Inc.	779	218,580

		570,021

Insurance — 3.2%
American International Group, Inc.	5,210	333,023

Internet Software & Services — 3.6%
Alphabet, Inc. — Class C (1)	320	374,381

Machinery — 3.2%
IDEX Corp.	2,365	339,330

Multiline Retail — 3.4%
Dollar Tree, Inc. (1)	3,075	353,625

Oil, Gas & Consumable Fuels — 7.2%
Devon Energy Corp.	7,325	303,035
EOG Resources, Inc.	3,925	451,375

		754,410

Pharmaceuticals — 6.9%
AbbVie, Inc.	1,245	139,714
Allergan plc (Ireland)	1,732	312,211
Eli Lilly & Co.	3,325	270,821

		722,746

Road & Rail — 4.0%
Union Pacific Corp.	3,190	425,865

Software — 4.8%
Adobe Systems, Inc. (1)	2,545	508,389

Specialty Retail — 1.1%
Advance Auto Parts, Inc.	1,000	116,990

Textiles, Apparel & Luxury Goods — 2.0%
PVH Corp.	1,365	211,684

Total Common Stock (Cost: $7,499,649)		10,281,212

MASTER LIMITED PARTNERSHIP — 1.9%
Oil, Gas & Consumable Fuels — 1.9%
EQT Midstream Partners LP	2,686	199,812

Total Master Limited Partnership (Cost: $188,496)		199,812

MONEY MARKET INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26% (2)	15,431	15,431

Total Money Market Investments (Cost: $15,431)		15,431

Total Investments (99.9%) (Cost: $7,703,576)		10,496,455

Excess Of Other Assets Over Liabilities (0.1%)		8,225

Net Assets (100.0%)		$10,504,680

Notes to the Schedule of Investments

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2018.

SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Airlines	1.8
Banks	14.1
Beverages	2.5
Biotechnology	5.5
Capital Markets	2.8
Chemicals	10.4
Energy Equipment & Services	1.0
Food & Staples Retailing	1.9
Food Products	1.8
Health Care Providers & Services	3.0
Hotels, Restaurants & Leisure	5.9
Industrial Conglomerates	5.4
Insurance	3.2
Internet Software & Services	3.6
Machinery	3.2
Multiline Retail	3.4
Oil, Gas & Consumable Fuels	9.1
Pharmaceuticals	6.9
Road & Rail	4.0
Software	4.8
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	2.0
Money Market Investments	0.1

Total	99.9%

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$251,480	$—	$—	$251,480
Airlines	187,331	—	—	187,331
Banks	1,476,679	—	—	1,476,679
Beverages	266,111	—	—	266,111
Biotechnology	579,078	—	—	579,078
Capital Markets	290,661	—	—	290,661
Chemicals	1,087,730	—	—	1,087,730
Energy Equipment & Services	105,955	—	—	105,955
Food & Staples Retailing	197,512	—	—	197,512
Food Products	187,146	—	—	187,146
Health Care Providers & Services	318,469	—	—	318,469
Hotels, Restaurants & Leisure	622,596	—	—	622,596
Industrial Conglomerates	570,021	—	—	570,021
Insurance	333,023	—	—	333,023
Internet Software & Services	374,381	—	—	374,381
Machinery	339,330	—	—	339,330
Multiline Retail	353,625	—	—	353,625
Oil, Gas & Consumable Fuels	754,410	—	—	754,410
Pharmaceuticals	722,746	—	—	722,746
Road & Rail	425,865	—	—	425,865
Software	508,389	—	—	508,389
Specialty Retail	116,990	—	—	116,990
Textiles, Apparel & Luxury Goods	211,684	—	—	211,684

Total Common Stock	10,281,212	—	—	10,281,212

Master Limited Partnership
Oil, Gas & Consumable Fuels	199,812	—	—	199,812
Money Market Investments	15,431	—	—	15,431

Total Investments	$10,496,455	$—	$—	$10,496,455

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
COMMON STOCK — 94.7% of Net Assets
Australia — 4.8%
Goodman Group	15,319	$100,455
Scentre Group	36,415	122,792

		223,247

China — 5.3%
China Overseas Land & Investment, Ltd.	32,000	123,771
Link REIT (The)	13,832	122,438

		246,209

France — 7.2%
Klepierre	3,210	147,151
Unibail — Rodamco SE	733	188,566

		335,717

Germany — 3.4%
Deutsche Wohnen SE	3,472	157,519

Japan — 6.5%
Ichigo Office REIT Investment	177	132,805
Nippon Prologis REIT, Inc.	73	167,528

		300,333

United Kingdom — 4.1%
Segro PLC	22,873	189,457

United States — 63.4%
American Tower Corp.	1,242	183,443
AvalonBay Communities, Inc.	552	94,061
Clipper Realty, Inc.	16,208	153,166
Colony NorthStar, Inc.	24,084	216,274
CoreSite Realty Corp.	850	92,072
CoStar Group, Inc. (1)	342	118,370
Crown Castle International Corp.	806	90,893
DR Horton, Inc.	2,782	136,457
Equinix, Inc.	358	162,958
Equity Residential	1,367	84,221
Extra Space Storage, Inc.	1,100	91,828
Industrial Logistics Properties Trust (1)	4,197	94,852
Invitation Homes, Inc.	5,183	116,566
Kennedy-Wilson Holdings, Inc.	10,367	184,014
Macerich Co. (The)	2,165	139,794
NexPoint Residential Trust, Inc.	2,960	78,470
Prologis, Inc.	1,814	118,109
Seritage Growth Properties	2,783	114,660
Simon Property Group, Inc.	1,178	192,450
Tier REIT, Inc.	7,410	143,828
Ventas, Inc.	1,989	111,324
Welltower, Inc.	1,786	107,106
Weyerhaeuser Co.	3,027	113,634

		2,938,550

Total Common Stock (Cost: $4,115,934)		4,391,032

PREFERRED STOCK — 4.6%
United States — 4.6%
Colony NorthStar, Inc. 7.125%	9,200	210,772

Total United States (Cost: $209,000)		210,772

MONEY MARKET INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26% (2)	58,964	58,964

Total Money Market Investments (Cost: $58,964)		58,964

Total Investments (100.6%) (Cost: $4,383,898)		4,660,768

Liabilities In Excess Of Other Assets (-0.6%)		(26,303)
Net Assets (100.0%)		$4,634,465

Notes to the Schedule of Investments
(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2018.

REIT	Real Estate Investment Trust.

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Diversified REITs	11.3%
Health Care REITs	4.7
Homebuilding	2.9
Industrial REITs	12.4
Internet Software & Services	2.6
Office REITs	6.0
Real Estate Development	2.7
Real Estate Operating Companies	7.4
Residential REITs	11.3
Retail REITs	22.1
Specialized REITs	15.9
Money Market Investments	1.3

Total	100.6%

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified REITs	$311,126	$—	$—	$311,126
Health Care REITs	218,430	—	—	218,430
Homebuilding	136,457	—	—	136,457
Industrial REITs	285,637	289,912	—	575,549
Internet Software & Services	118,370	—	—	118,370
Office REITs	276,633	—	—	276,633
Real Estate Development	—	123,771	—	123,771
Real Estate Operating Companies	184,014	157,519	—	341,533
Residential REITs	526,484	—	—	526,484
Retail REITs	446,904	580,947	—	1,027,851
Specialized REITs	734,828	—	—	734,828

Total Common Stock	3,238,883	1,152,149	—	4,391,032

Preferred Stock
Diversified REITs	210,772	—	—	210,772
Money Market Investments	58,964	—	—	58,964

Total Investments	$3,508,619	$1,152,149	$—	$4,660,768

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
COMMON STOCK — 95.6% of Net Assets
Australia — 2.0%
Evolution Mining, Ltd.	29,441	$68,144
NEXTDC, Ltd. (1)	20,150	92,780
St Barbara, Ltd. (1)	30,525	93,610

Total Australia (Cost: $223,750)		254,534

Austria — 3.2%
EVN AG	3,219	66,166
FACC AG (1)	4,240	108,246
S IMMO AG	2,853	53,525
Schoeller-Bleckmann Oilfield Equipment AG (1)	1,096	119,533
UNIQA Insurance Group AG	4,536	56,027

Total Austria (Cost: $273,931)		403,497

Brazil — 1.0%
CVC Brasil Operadora e Agencia de Viagens S.A.	3,600	62,668
Gol Linhas Aereas Inteligentes S.A. (ADR) (1)	6,000	67,920

Total Brazil (Cost: $67,772)		130,588

Canada — 2.1%
BRP, Inc.	1,600	66,329
MEG Energy Corp. (1)	11,000	49,852
Tamarack Valley Energy, Ltd. (1)	39,000	90,280
TORC Oil & Gas, Ltd.	9,500	52,655

Total Canada (Cost: $235,050)		259,116

China — 8.9%
Baozun, Inc. (SP ADR) (1)	1,400	54,530
China Animal Healthcare, Ltd. (1)	338,522	—
CIFI Holdings Group Co., Ltd.	95,499	82,056
KWG Property Holding, Ltd.	45,500	76,686
Melco International Development, Ltd.	63,000	188,639
Microport Scientific Corp.	94,000	98,910
Sichuan Swellfun Co., Ltd.	33,400	243,683
Wuxi Biologics, Inc. (1)	10,500	72,171
Xiabuxiabu Catering Management China Holdings Co., Ltd.	66,000	125,890
YY, Inc. (ADR) (1)	1,300	172,848

Total China (Cost: $1,184,176)		1,115,413

Denmark — 3.3%
Ambu A/S	6,020	129,659
Bang & Olufsen A/S (1)	2,460	66,289
Scandinavian Tobacco Group A/S	5,545	112,509
Topdanmark A/S (1)	2,210	105,938

Total Denmark (Cost: $332,809)		414,395

Egypt — 0.5% (Cost: $62,670)
Alexandria Mineral Oils Co.	121,450	66,227

France — 3.0%
BioMerieux	585	55,572
Eramet (1)	873	123,630
Teleperformance	430	65,389
Trigano S.A.	400	77,911
Ubisoft Entertainment S.A. (1)	637	54,701

Total France (Cost: $223,551)		377,203

Germany — 4.3%
Deutsche Beteiligungs AG	500	30,966
Deutsche Pfandbriefbank AG	1,700	31,529
SGL Carbon SE (1)	2,970	46,421
Siltronic AG (1)	465	77,459
TAG Immobilien AG	4,950	98,178
Uniper SE	3,655	109,482
Wirecard AG	730	91,324
Wuestenrot & Wuerttembergische AG	1,900	57,096

Total Germany (Cost: $434,979)		542,455

Greece — 0.7% (Cost: $52,727)
Public Power Corp. S.A.(1)	22,850	90,528

India — 2.9%
Dilip Buildcon, Ltd.	9,571	136,315
Indraprastha Gas, Ltd.	21,800	104,301
KNR Constructions, Ltd.	12,438	59,928
Sadbhav Engineering, Ltd.	10,155	65,621

Total India (Cost: $324,733)		366,165

Israel — 1.5%
Mazor Robotics, Ltd. (SP ADR) (1)	1,000	65,710
Tower Semiconductor, Ltd.(1)	3,500	121,590

Total Israel (Cost: $142,091)		187,300

Italy — 2.7%
Banca IFIS SpA	1,346	64,264
Datalogic SpA	2,075	82,961
ERG SpA	2,989	62,153
FinecoBank Banca Fineco SpA	5,650	70,485
Iren SpA	17,550	56,980

Total Italy (Cost: $280,194)		336,843

Japan — 22.8%
Ci:z Holdings Co., Ltd.	1,300	69,349
cocokara fine, Inc.	1,300	77,877
Cosmo Energy Holdings Co., Ltd.	1,600	63,003
Daifuku Co., Ltd.	1,300	87,542
en-japan, Inc.	3,100	166,064
Fancl Corp.	2,200	69,227
Harmonic Drive Systems, Inc.	1,000	68,877
Itochu Techno-Solutions Corp.	2,300	101,377
Jafco Co., Ltd.	900	51,228
Japan Lifeline Co., Ltd.	2,600	65,906
Kobe Steel, Ltd. (1)	11,900	123,925
Konishi Co., Ltd.	2,600	47,476
Kureha Corp.	700	50,435
Kyowa Exeo Corp.	3,800	98,665
Maeda Kosen Co., Ltd.	3,000	56,307
Mandom Corp.	1,800	64,294
Mani, Inc.	1,700	60,162
Mitsubishi Logisnext Co., Ltd.	6,400	61,327
Mitsui Mining & Smelting Co., Ltd.	1,100	61,787
Nabtesco Corp.	1,300	61,822
Nihon M&A Center, Inc.	1,600	95,483
Nishi-Nippon Financial Holdings, Inc.	4,700	61,739
Noevir Holdings Co., Ltd.	700	56,953
North Pacific Bank, Ltd.	16,400	57,239
Open House Co., Ltd.	1,900	111,575
Optex Group Co., Ltd.	1,100	70,452
Outsourcing, Inc.	5,700	108,013
PALTAC Corp.	2,600	115,448
RS Technologies Co., Ltd.	800	52,652
Sankyu, Inc.	1,200	56,018
Shibuya Corp.	1,200	51,485
Shikoku Chemicals Corp.	4,000	66,712
Shin-Etsu Polymer Co., Ltd.	4,700	56,718
THK Co., Ltd.	1,200	50,140
Tokai Carbon Co., Ltd.	6,500	94,746
Tokyo Seimitsu Co., Ltd.	1,400	61,309
Toyo Tanso Co., Ltd.	2,700	93,517
Ulvac, Inc.	700	46,929

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
Yaskawa Electric Corp.	1,000	$51,761

Total Japan (Cost: $2,234,519)		2,865,539

Kazakhstan — 0.5% (Cost: $49,816)
KAZ Minerals PLC (1)	4,755	55,420

Malaysia — 0.5% (Cost: $50,064)
George Kent Malaysia BHD	58,500	57,285

Netherlands — 4.8%
AMG Advanced Metallurgical Group NV	2,320	124,479
BE Semiconductor Industries NV	1,261	121,765
IMCD Group NV	1,605	107,578
InterXion Holding NV (1)	800	50,200
Kendrion NV	2,555	134,969
Wessanen	2,950	63,598

Total Netherlands (Cost: $451,198)		602,589

New Zealand — 0.5% (Cost: $47,709)
Comvita, Ltd.	8,745	59,156

Norway — 1.1%
BW Offshore, Ltd. (1)	12,134	60,699
Odfjell Drilling, Ltd. (1)	6,230	29,542
Storebrand ASA	5,500	49,442

Total Norway (Cost: $141,913)		139,683

Poland — 0.6% (Cost: $49,245)
Dino Polska S.A. (1)	3,100	77,746

Portugal — 1.2% (Cost: $106,385)
Banco Comercial Portugues S.A. — Class R (1)	375,520	150,443

South Africa — 1.8%
Barloworld, Ltd.	5,267	74,868
Imperial Holdings, Ltd.	3,096	74,068
Truworths International, Ltd.	8,700	71,805

Total South Africa (Cost: $159,298)		220,741

South Korea — 1.4%
Grand Korea Leisure Co., Ltd.	1,770	50,472
Hana Tour Service, Inc.	550	57,793
Korea United Pharm, Inc.	2,242	70,439

Total South Korea (Cost: $177,887)		178,704

Switzerland — 7.8%
Bucher Industries AG	132	60,555
EFG International AG (1)	5,852	65,879
GAM Holding AG (1)	3,075	57,829
Inficon Holding AG (1)	189	118,418
OC Oerlikon Corp. AG (1)	7,305	130,499
Siegfried Holding AG (1)	265	94,964
Straumann Holding AG	70	53,496
Temenos Group AG (1)	1,929	266,911
VAT Group AG (1)	430	68,780
Wizz Air Holdings PLC (1)	1,300	63,993

Total Switzerland (Cost: $714,605)		981,324

Taiwan — 2.6%
Accton Technology Corp.	50,000	200,226
Lite-On Semiconductor Corp.	40,000	61,223
Win Semiconductors Corp.	7,000	62,539

Total Taiwan (Cost: $245,270)		323,988

Turkey — 0.8% (Cost: $75,733)
Turk Hava Yollari (1)	23,430	102,794

United Arab Emirates — 1.2% (Cost: $46,456)
NMC Health PLC	3,154	149,527

United Kingdom — 10.8%
Abcam PLC	3,810	66,598
Acal PLC	11,930	64,467
Advanced Medical Solutions Group PLC	11,249	51,989
Bellway PLC	1,215	57,366
Clipper Logistics PLC	13,170	82,780
Coats Group PLC	45,801	51,128
CVS Group PLC	3,843	67,601
Fenner PLC	9,652	65,087
GB Group PLC	8,700	53,570
IQE PLC (1)	93,614	142,379
Man Group PLC	36,135	111,562
Morgan Advanced Materials PLC	12,272	60,487
Premier Oil PLC (1)	128,849	151,876
Redrow PLC	5,956	50,734
SSP Group PLC	11,409	98,875
Stock Spirits Group PLC	29,422	127,192
Thomas Cook Group PLC	29,803	53,485

Total United Kingdom (Cost: $1,115,151)		1,357,176

United States — 1.1% (Cost: $98,082)
Burford Capital, Ltd.	7,522	131,569

Total Common Stock (Cost: $9,601,764)		11,997,948

EXCHANGE-TRADED FUNDS — 0.5%
United States — 0.5%
SPDR S&P International Small Cap ETF	1,600	59,584

Total Exchange-Traded Funds (Cost: $57,962)		59,584

MONEY MARKET INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26% (2)	407,180	407,180

Total Money Market Investments (Cost: $407,180)		407,180

Total Investments (99.3%) (Cost: $10,066,906)		12,464,712

Excess Of Other Assets Over Liabilities (0.7%)		82,467

Total Net Assets (100.0%)		$12,547,179

Notes to the Schedule of Investments

ADR	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	Exchange Traded Fund.
SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2018.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	0.9%
Airlines	1.8
Banks	2.8
Beverages	2.9
Biotechnology	0.5
Building Products	0.4
Capital Markets	4.1
Chemicals	3.0
Commercial Services & Supplies	0.7
Communications Equipment	1.6
Construction & Engineering	2.9
Distributors	1.5
Diversified Financial Services	0.5
Electric Utilities	1.2
Electrical Equipment	2.2
Electronic Equipment, Instruments & Components	3.1
Energy Equipment & Services	1.7
Food & Staples Retailing	1.2
Food Products	0.5
Gas Utilities	0.8
Health Care Equipment & Supplies	4.1
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	5.0
Household Durables	1.4
Independent Power and Renewable Electricity Producers	1.4
Insurance	2.2
Internet Software & Services	2.9
IT Services	1.9
Leisure Products	1.2
Life Sciences Tools & Services	1.4
Machinery	6.6
Metals & Mining	5.3
Multi-Utilities	0.4
Oil, Gas & Consumable Fuels	3.2
Personal Products	2.6
Pharmaceuticals	0.6
Professional Services	3.5
Real Estate	0.8
Real Estate Management & Development	2.2
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	6.1
Software	2.9
Specialty Retail	0.6
Textiles, Apparel & Luxury Goods	0.4
Thrifts & Mortgage Finance	0.2
Tobacco	0.9
Trading Companies & Distributors	1.4
Money Market Investments	3.2

Total	99.3%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$—	$108,246	$—	$108,246
Airlines	67,920	166,786	—	234,706
Banks	—	339,905	—	339,905
Beverages	127,193	243,683	—	370,876
Biotechnology	—	66,598	—	66,598
Building Products	—	56,307	—	56,307
Capital Markets	131,569	317,464	—	449,033
Chemicals	66,227	316,088	—	382,315
Commercial Services & Supplies	82,780	—	—	82,780
Communications Equipment	—	200,226	—	200,226
Construction & Engineering	125,548	234,980	—	360,528
Distributors	—	189,516	—	189,516
Diversified Financial Services	—	64,265	—	64,265
Electric Utilities	66,166	90,528	—	156,694
Electrical Equipment	—	274,907	—	274,907
Electronic Equipment, Instruments & Components	64,467	323,592	—	388,059
Energy Equipment & Services	90,241	119,533	—	209,774
Food & Staples Retailing	—	155,623	—	155,623
Food Products	—	63,598	—	63,598
Gas Utilities	—	104,301	—	104,301
Health Care Equipment & Supplies	216,609	298,889	—	515,498
Health Care Providers & Services	67,601	215,433	—	283,034
Hotels, Restaurants & Leisure	166,626	471,197	—	637,823
Household Durables	50,734	123,655	—	174,389
Independent Power and Renewable Electricity Producers	—	171,635	—	171,635
Insurance	56,027	212,476	—	268,503
Internet Software & Services	280,903	92,780	—	373,683
IT Services	50,200	192,700	—	242,900
Leisure Products	66,329	77,912	—	144,241
Life Sciences Tools & Services	—	167,135	—	167,135
Machinery	125,574	698,312	—	823,886
Metals & Mining	—	650,995	—	650,995
Multi-Utilities	—	56,980	—	56,980
Oil, Gas & Consumable Fuels	192,787	214,879	—	407,666
Personal Products	59,155	259,823	—	318,978
Pharmaceuticals	70,440	—	—	70,440
Professional Services	—	434,948	—	434,948
Real Estate Management & Development	111,575	158,741	—	270,316
Real Estate	—	98,178	—	98,178
Road & Rail	—	56,018	—	56,018
Semiconductors & Semiconductor Equipment	121,590	626,257	—	747,847
Software	53,570	321,612	—	375,182
Specialty Retail	71,805	—	—	71,805
Textiles, Apparel & Luxury Goods	51,128	—	—	51,128
Thrifts & Mortgage Finance	—	31,528	—	31,528
Tobacco	—	112,509	—	112,509
Trading Companies & Distributors	74,868	107,578	—	182,446

Total Common Stock	2,709,632	9,288,316	—	11,997,948

Exchange-Traded Funds	59,584	—	—	59,584
Money Market Investments	407,180	—	—	407,180

Total Investments	$3,176,396	$9,288,316	$—	$12,464,712

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
COMMON STOCK — 91.7% of Net Assets
Aerospace & Defense — 3.7%
HEICO Corp.	5,375	$431,720
Honeywell International, Inc.	2,335	372,829

		804,549

Chemicals — 7.9%
Air Products & Chemicals, Inc.	6,026	1,014,598
Celanese Corp. — Series A	6,572	710,827

		1,725,425

Commercial Services & Supplies — 0.5%
Cintas Corp.	632	106,460

Communications Equipment — 1.1%
Motorola Solutions, Inc.	2,434	242,086

Diversified Financial Services — 4.9%
Berkshire Hathaway, Inc. — Class B (1)	5,001	1,072,114

Electronic Equipment, Instruments & Components — 2.6%
Agilent Technologies, Inc.	7,657	562,254

Food Products — 5.9%
Conagra Brands, Inc.	26,739	1,016,082
Danone SA (SP ADR) (France)	15,146	260,360

		1,276,442

Health Care Equipment & Supplies — 5.1%
Baxter International, Inc.	15,408	1,109,838

Hotels, Restaurants & Leisure — 2.4%
Hilton Worldwide Holdings, Inc.	6,092	521,780

Industrial Conglomerates — 8.3%
Danaher Corp.	7,130	722,126
Roper Technologies, Inc.	3,825	1,073,257

		1,795,383

Internet Software & Services — 2.2%
Trade Desk, Inc. (The) (1)	9,955	482,618

IT Services — 1.8%
Mastercard, Inc.	1,514	255,866
Visa, Inc.	1,137	141,250

		397,116

Machinery — 8.1%
Caterpillar, Inc.	3,629	590,728
IDEX Corp.	6,483	930,181
Illinois Tool Works, Inc.	1,392	241,749

		1,762,658

Professional Services — 13.2%
IHS Markit, Ltd. (1)	8,736	416,969
TransUnion (1)	41,269	2,449,728

		2,866,697

Semiconductors & Semiconductor Equipment — 0.8%
Broadcom, Ltd.	691	171,389

Software — 21.1%
Activision Blizzard, Inc.	7,370	546,338
Constellation Software, Inc.	2,379	1,541,808
Microsoft Corp.	10,522	999,695
Oracle Corp.	29,261	1,509,575

		4,597,416

Specialty Retail — 2.1%
Floor & Decor Holdings, Inc. (1)	4,140	194,166
National Vision Holdings, Inc. (1)	6,638	259,679

		453,845

Total Common Stock (Cost: $15,101,554)		19,948,070

MONEY MARKET INVESTMENTS — 8.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26% (2)	1,764,472	1,764,472

Total Money Market Investments (Cost: $1,764,472)		1,764,472

Total Investments (99.8%) (Cost: $16,866,026)		21,712,542

Excess Of Other Assets Over Liabilities (0.2%)		44,330

Net Assets (100.0%)		$21,756,872

Notes to the Schedule of Investments

SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2018.

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	3.7%
Chemicals	7.9
Commercial Services & Supplies	0.5
Communications Equipment	1.1
Diversified Financial Services	4.9
Electronic Equipment, Instruments & Components	2.6
Food Products	5.9
Health Care Equipment & Supplies	5.1
Hotels, Restaurants & Leisure	2.4
Industrial Conglomerates	8.3
Internet Software & Services	2.2
IT Services	1.8
Machinery	8.1
Professional Services	13.2
Semiconductors & Semiconductor Equipment	0.8
Software	21.1
Specialty Retail	2.1
Money Market Investments	8.1

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$804,549	$—	$—	$804,549
Chemicals	1,725,425	—	—	1,725,425
Commercial Services & Supplies	106,460	—	—	106,460
Communications Equipment	242,086	—	—	242,086
Diversified Financial Services	1,072,114	—	—	1,072,114
Electronic Equipment, Instruments & Components	562,254	—	—	562,254
Food Products	1,276,442	—	—	1,276,442
Health Care Equipment & Supplies	1,109,838	—	—	1,109,838
Hotels, Restaurants & Leisure	521,780	—	—	521,780
Industrial Conglomerates	1,795,383	—	—	1,795,383
Internet Software & Services	482,618	—	—	482,618
IT Services	397,116	—	—	397,116
Machinery	1,762,658	—	—	1,762,658
Professional Services	2,866,697	—	—	2,866,697
Semiconductors & Semiconductor Equipment	171,389	—	—	171,389
Software	4,597,416	—	—	4,597,416
Specialty Retail	453,845	—	—	453,845

Total Common Stock	19,948,070	—	—	19,948,070

Money Market Investments	1,764,472	—	—	1,764,472

Total Investments	$21,712,542	$—	$—	$21,712,542

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
COMMON STOCK — 99.7% of Net Assets
Aerospace & Defense — 2.9%
Textron, Inc.	321,106	$18,839,289

Air Freight & Logistics — 1.8%
FedEx Corp.	43,985	11,545,183

Auto Components — 2.0%
Johnson Controls International PLC (Ireland)	322,589	12,622,908

Banks — 10.8%
Citigroup, Inc.	366,704	28,778,930
JPMorgan Chase & Co.	247,386	28,615,138
Zions Bancorp.	235,325	12,714,610

		70,108,678

Beverages — 2.0%
PepsiCo, Inc.	109,473	13,169,602

Biotechnology — 3.3%
Gilead Sciences, Inc.	251,415	21,068,577

Capital Markets — 4.6%
Invesco, Ltd.	250,521	9,051,324
State Street Corp.	185,019	20,383,543

		29,434,867

Chemicals — 2.5%
DowDuPont, Inc.	216,811	16,386,575

Communications Equipment — 4.6%
Cisco Systems, Inc.	709,681	29,480,149

Consumer Finance — 2.3%
Synchrony Financial	380,655	15,104,390

Diversified Financial Services — 2.8%
Intercontinental Exchange, Inc.	245,370	18,118,121

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	297,847	11,154,370
Deutsche Telekom AG (SP ADR) (Germany)	254,261	4,459,738

		15,614,108

Electronic Equipment, Instruments & Components — 2.5%
Corning, Inc.	526,364	16,433,084

Energy Equipment & Services — 4.4%
Baker Hughes, a GE Co.	347,803	11,181,866
Schlumberger, Ltd.	236,356	17,391,075

		28,572,941

Health Care Equipment & Supplies — 1.0%
Medtronic PLC (Ireland)	76,305	6,553,836

Health Care Providers & Services — 1.4%
Cardinal Health, Inc.	123,600	8,873,244

Household Durables — 1.9%
Lennar Corp.	192,282	12,048,390
Lennar Corp. — Class B	4,211	213,245

		12,261,635

Household Products — 2.2%
Procter & Gamble Co. (The)	164,900	14,237,466

Independent Power and Renewable Electricity Producers — 2.1%
AES Corp. (The)	1,197,565	13,843,851

Industrial Conglomerates — 4.8%
General Electric Co.	836,055	13,519,009
Koninklijke Philips Electronics NV (NYRS) (Netherlands)	426,467	17,382,795

		30,901,804

Insurance — 3.1%
American International Group, Inc.	69,900	4,468,008
MetLife, Inc.	319,778	15,371,729

		19,839,737

Machinery — 1.8%
Pentair PLC (United Kingdom)	163,282	11,674,663

Media — 3.8%
Comcast Corp.	344,994	14,672,595
Regal Entertainment Group	431,986	9,883,840

		24,556,435

Multiline Retail — 0.5%
Target Corp.	42,100	3,166,762

Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	202,025	25,323,834
Royal Dutch Shell PLC (SP ADR) (United Kingdom)	173,036	12,154,048

		37,477,882

Pharmaceuticals — 3.5%
Merck & Co., Inc.	314,876	18,656,403
Novartis AG (SP ADR) (Switzerland)	44,900	4,043,694

		22,700,097

Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.	41,000	6,410,350

REIT — 0.8%
Kimco Realty Corp.	314,058	4,996,663

Semiconductors & Semiconductor Equipment — 8.5%
Cypress Semiconductor Corp.	1,229,214	21,253,110
Intel Corp.	334,905	16,122,327
Maxim Integrated Products, Inc.	289,648	17,668,528

		55,043,965

Software — 3.0%
Microsoft Corp.	203,289	19,314,488

Technology Hardware, Storage & Peripherals — 1.4%
Seagate Technology PLC (Netherlands)	158,838	8,767,858

Textiles, Apparel & Luxury Goods — 2.8%
Tapestry, Inc.	385,054	18,112,940

Thrifts & Mortgage Finance — 1.4%
New York Community Bancorp, Inc.	641,262	9,080,270

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
Total Common Stock (Cost: $484,086,742)		$644,312,418

MONEY MARKET INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26% (1)	475,244	475,244

Total Money Market Investments (Cost: $475,244)		475,244

Total Investments (99.8%) (Cost: $484,561,986)		644,787,662
Excess Of Other Assets Over Liabilities (0.2%)		1,478,226

Net Assets (100.0%)		$646,265,888

Notes to the Schedule of Investments

NYRS	New York Registry Shares.
SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Rate disclosed is the 7-day net yield as of January 31, 2018.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	2.9%
Air Freight & Logistics	1.8
Auto Components	2.0
Banks	10.8
Beverages	2.0
Biotechnology	3.3
Capital Markets	4.6
Chemicals	2.5
Communications Equipment	4.6
Consumer Finance	2.3
Diversified Financial Services	2.8
Diversified Telecommunication Services	2.4
Electronic Equipment, Instruments & Components	2.5
Energy Equipment & Services	4.4
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	1.4
Household Durables	1.9
Household Products	2.2
Independent Power and Renewable Electricity Producers	2.1
Industrial Conglomerates	4.8
Insurance	3.1
Machinery	1.8
Media	3.8
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	3.5
REIT	0.8
Real Estate Management & Development	1.0
Semiconductors & Semiconductor Equipment	8.5
Software	3.0
Technology Hardware, Storage & Peripherals	1.4
Textiles, Apparel & Luxury Goods	2.8
Thrifts & Mortgage Finance	1.4
Money Market Investments	0.1

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$18,839,289	$—	$—	$18,839,289
Air Freight & Logistics	11,545,183	—	—	11,545,183
Auto Components	12,622,908	—	—	12,622,908
Banks	70,108,678	—	—	70,108,678
Beverages	13,169,602	—	—	13,169,602
Biotechnology	21,068,577	—	—	21,068,577
Capital Markets	29,434,867	—	—	29,434,867
Chemicals	16,386,575	—	—	16,386,575
Communications Equipment	29,480,149	—	—	29,480,149
Consumer Finance	15,104,390	—	—	15,104,390
Diversified Financial Services	18,118,121	—	—	18,118,121
Diversified Telecommunication Services	15,614,108	—	—	15,614,108
Electronic Equipment, Instruments & Components	16,433,084	—	—	16,433,084
Energy Equipment & Services	28,572,941	—	—	28,572,941
Health Care Equipment & Supplies	6,553,836	—	—	6,553,836
Health Care Providers & Services	8,873,244	—	—	8,873,244
Household Durables	12,261,635	—	—	12,261,635
Household Products	14,237,466	—	—	14,237,466
Independent Power and Renewable Electricity Producers	13,843,851	—	—	13,843,851
Industrial Conglomerates	30,901,804	—	—	30,901,804
Insurance	19,839,737	—	—	19,839,737
Machinery	11,674,663	—	—	11,674,663
Media	24,556,435	—	—	24,556,435
Multiline Retail	3,166,762	—	—	3,166,762
Oil, Gas & Consumable Fuels	37,477,882	—	—	37,477,882
Pharmaceuticals	22,700,097	—	—	22,700,097
REIT	4,996,663	—	—	4,996,663
Real Estate Management & Development	6,410,350	—	—	6,410,350
Semiconductors & Semiconductor Equipment	55,043,965	—	—	55,043,965
Software	19,314,488	—	—	19,314,488
Technology Hardware, Storage & Peripherals	8,767,858	—	—	8,767,858
Textiles, Apparel & Luxury Goods	18,112,940	—	—	18,112,940
Thrifts & Mortgage Finance	9,080,270	—	—	9,080,270

Total Common Stock	644,312,418	—	—	644,312,418

Money Market Investments	475,244	—	—	475,244

Total Investments	$644,787,662	$—	$—	$644,787,662

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
COMMON STOCK — 99.0% of Net Assets
Aerospace & Defense — 4.1%
Textron, Inc.	351,110	$20,599,624

Auto Components — 4.1%
Dana, Inc.	343,198	11,322,102
Johnson Controls International PLC (Ireland)	232,168	9,084,734

		20,406,836

Banks — 11.3%
Citigroup, Inc.	294,900	23,143,752
JPMorgan Chase & Co.	189,758	21,949,308
Zions Bancorp.	223,900	12,097,317

		57,190,377

Beverages — 2.0%
PepsiCo, Inc.	83,700	10,069,110

Biotechnology — 3.1%
Gilead Sciences, Inc.	186,129	15,597,610

Capital Markets — 3.6%
Invesco, Ltd.	161,500	5,834,995
State Street Corp.	112,200	12,361,074

		18,196,069

Chemicals — 1.9%
DowDuPont, Inc.	127,086	9,605,160

Communications Equipment — 3.8%
Cisco Systems, Inc.	463,190	19,240,913

Construction & Engineering — 0.2%
Fluor Corp.	18,100	1,098,670

Consumer Finance — 1.9%
Synchrony Financial	235,292	9,336,387

Diversified Financial Services — 2.8%
Intercontinental Exchange, Inc.	192,105	14,185,033

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	195,500	7,321,475

Electronic Equipment, Instruments & Components — 2.7%
Corning, Inc.	432,850	13,513,577

Energy Equipment & Services — 2.6%
Baker Hughes, a GE Co.	320,250	10,296,037
TechnipFMC PLC (United Kingdom)	82,900	2,690,934

		12,986,971

Health Care Equipment & Supplies — 1.1%
Medtronic PLC (Ireland)	63,896	5,488,027

Health Care Providers & Services — 5.4%
Cardinal Health, Inc.	140,800	10,108,032
Centene Corp. (1)	70,700	7,581,868
Cigna Corp.	23,473	4,890,600
Molina Healthcare, Inc. (1)	53,300	4,869,488

		27,449,988

Household Durables — 2.8%
Lennar Corp.	222,663	13,952,064
Lennar Corp. — Class B	5,357	271,278

		14,223,342

Household Products — 2.1%
Procter & Gamble Co. (The)	123,000	10,619,820

Independent Power and Renewable Electricity Producers — 1.9%
AES Corp. (The)	808,900	9,350,884

Industrial Conglomerates — 1.7%
General Electric Co.	532,236	8,606,256

Insurance — 4.5%
American International Group, Inc.	75,600	4,832,352
Hartford Financial Services Group, Inc.	236,284	13,884,048
MetLife, Inc.	78,200	3,759,074

		22,475,474

IT Services — 1.6%
First Data Corp. (1)	446,900	7,910,130

Machinery — 3.6%
Pentair PLC (United Kingdom)	93,067	6,654,290
Terex Corp.	245,730	11,554,225

		18,208,515

Media — 3.4%
Comcast Corp.	400,710	17,042,196

Metals & Mining — 2.0%
Freeport-McMoRan, Inc. (1)	519,759	10,135,300

Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	115,600	14,490,460
Newfield Exploration Co. (1)	170,500	5,398,030

		19,888,490

Pharmaceuticals — 3.7%
Impax Laboratories, Inc. (1)	211,900	4,121,455
Merck & Co., Inc.	244,750	14,501,437

		18,622,892

Real Estate Management & Development — 2.3%
Jones Lang LaSalle, Inc.	74,900	11,710,615

Semiconductors & Semiconductor Equipment — 6.1%
Cypress Semiconductor Corp.	899,500	15,552,355
Intel Corp.	142,686	6,868,904
ON Semiconductor Corp. (1)	330,667	8,180,702

		30,601,961

Software — 2.9%
Microsoft Corp.	152,190	14,459,572

Technology Hardware, Storage & Peripherals — 2.8%
Western Digital Corp.	159,940	14,231,461

Textiles, Apparel & Luxury Goods — 1.6%
Tapestry, Inc.	175,242	8,243,385

Total Common Stock (Cost: $294,771,214)		498,616,120

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
MONEY MARKET INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26% (2)	6,265,790	$6,265,790

Total Money Market Investments (Cost: $6,265,790)		6,265,790

Total Investments (100.2%) (Cost: $301,037,004)		504,881,910
Liabilities In Excess Of Other Assets (-0.2%)		(958,801)

Net Assets (100.0%)		$503,923,109

Notes to the Schedule of Investments

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2018.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	4.1%
Auto Components	4.1
Banks	11.3
Beverages	2.0
Biotechnology	3.1
Capital Markets	3.6
Chemicals	1.9
Communications Equipment	3.8
Construction & Engineering	0.2
Consumer Finance	1.9
Diversified Financial Services	2.8
Diversified Telecommunication Services	1.5
Electronic Equipment, Instruments & Components	2.7
Energy Equipment & Services	2.6
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	5.4
Household Durables	2.8
Household Products	2.1
Independent Power and Renewable Electricity Producers	1.9
Industrial Conglomerates	1.7
Insurance	4.5
IT Services	1.6
Machinery	3.6
Media	3.4
Metals & Mining	2.0
Oil, Gas & Consumable Fuels	3.9
Pharmaceuticals	3.7
Real Estate Management & Development	2.3
Semiconductors & Semiconductor Equipment	6.1
Software	2.9
Technology Hardware, Storage & Peripherals	2.8
Textiles, Apparel & Luxury Goods	1.6
Money Market Investments	1.2

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$20,599,624	$—	$—	$20,599,624
Auto Components	20,406,836	—	—	20,406,836
Banks	57,190,377	—	—	57,190,377
Beverages	10,069,110	—	—	10,069,110
Biotechnology	15,597,610	—	—	15,597,610
Capital Markets	18,196,069	—	—	18,196,069
Chemicals	9,605,160	—	—	9,605,160
Communications Equipment	19,240,913	—	—	19,240,913
Construction & Engineering	1,098,670	—	—	1,098,670
Consumer Finance	9,336,387	—	—	9,336,387
Diversified Financial Services	14,185,033	—	—	14,185,033
Diversified Telecommunication Services	7,321,475	—	—	7,321,475
Electronic Equipment, Instruments & Components	13,513,577	—	—	13,513,577
Energy Equipment & Services	12,986,971	—	—	12,986,971
Health Care Equipment & Supplies	5,488,027	—	—	5,488,027
Health Care Providers & Services	27,449,988	—	—	27,449,988
Household Durables	14,223,342	—	—	14,223,342
Household Products	10,619,820	—	—	10,619,820
Independent Power and Renewable Electricity Producers	9,350,884	—	—	9,350,884
Industrial Conglomerates	8,606,256	—	—	8,606,256
Insurance	22,475,474	—	—	22,475,474
IT Services	7,910,130	—	—	7,910,130
Machinery	18,208,515	—	—	18,208,515
Media	17,042,196	—	—	17,042,196
Metals & Mining	10,135,300	—	—	10,135,300
Oil, Gas & Consumable Fuels	19,888,490	—	—	19,888,490
Pharmaceuticals	18,622,892	—	—	18,622,892
Real Estate Management & Development	11,710,615	—	—	11,710,615
Semiconductors & Semiconductor Equipment	30,601,961	—	—	30,601,961
Software	14,459,572	—	—	14,459,572
Technology Hardware, Storage & Peripherals	14,231,461	—	—	14,231,461
Textiles, Apparel & Luxury Goods	8,243,385	—	—	8,243,385

Total Common Stock	498,616,120	—	—	498,616,120

Money Market Investments	6,265,790	—	—	6,265,790

Total Investments	$504,881,910	$—	$—	$504,881,910

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
COMMON STOCK — 98.7% of Net Assets
Aerospace & Defense — 3.3%
Textron, Inc.	60,445	$3,546,308

Auto Components — 2.7%
Dana, Inc.	62,196	2,051,846
Tenneco, Inc.	14,127	819,507

		2,871,353

Banks — 13.7%
Comerica, Inc.	21,966	2,091,602
KeyCorp	153,342	3,281,519
Popular, Inc.	64,365	2,615,794
Synovus Financial Corp.	53,829	2,712,443
Umpqua Holdings Corp.	74,000	1,602,100
Zions Bancorp.	43,500	2,350,305

		14,653,763

Capital Markets — 5.9%
E*TRADE Financial Corp. (1)	43,100	2,271,370
Evercore Partners, Inc.	23,090	2,321,700
Invesco, Ltd.	47,188	1,704,902

		6,297,972

Construction & Engineering — 2.1%
Fluor Corp.	3,900	236,730
Jacobs Engineering Group, Inc.	29,033	2,016,632

		2,253,362

Consumer Finance — 1.1%
Santander Consumer USA Holdings, Inc. (1)	30,300	522,675
Synchrony Financial	16,900	670,592

		1,193,267

Diversified Telecommunication Services — 0.5%
Zayo Group Holdings, Inc. (1)	16,000	587,200

Energy Equipment & Services — 4.2%
Forum Energy Technologies, Inc. (1)	43,200	730,080
Newpark Resources, Inc. (1)	298,672	2,717,915
TechnipFMC PLC (United Kingdom)	32,900	1,067,934

		4,515,929

Food Products — 2.0%
Conagra Brands, Inc.	42,500	1,615,000
Hain Celestial Group, Inc. (The) (1)	6,900	263,166
TreeHouse Foods, Inc. (1)	2,000	94,320
Tyson Foods, Inc.	2,200	167,442

		2,139,928

Health Care Providers & Services — 5.7%
Acadia Healthcare Co., Inc. (1)	17,200	586,176
Cardinal Health, Inc.	10,500	753,795
Centene Corp. (1)	24,900	2,670,276
Cigna Corp.	5,000	1,041,750
Molina Healthcare, Inc. (1)	11,300	1,032,368

		6,084,365

Hotels, Restaurants & Leisure — 0.5%
Bloomin’ Brands, Inc.	25,700	566,171

Household Durables — 8.2%
Beazer Homes USA, Inc. (1)	23,479	435,301
DR Horton, Inc.	19,400	951,570
KB Home	83,260	2,624,355
Lennar Corp.	33,000	2,067,780
Lennar Corp. — Class B	734	37,170
Toll Brothers, Inc.	57,700	2,687,666

		8,803,842

Independent Power and Renewable Electricity Producers — 2.5%
AES Corp. (The)	232,800	2,691,168

Insurance — 0.6%
Assured Guaranty, Ltd.	17,894	636,848

IT Services — 1.5%
First Data Corp. (1)	90,600	1,603,620

Machinery — 10.8%
Dover Corp.	19,409	2,061,430
Kennametal, Inc.	23,800	1,160,964
Manitowoc Co., Inc. (The) (1)	96,700	3,875,736
SPX FLOW, Inc. (1)	27,855	1,291,636
Terex Corp.	50,098	2,355,608
Trinity Industries, Inc.	23,300	803,151

		11,548,525

Marine — 1.8%
Kirby Corp. (1)	22,800	1,707,720
Matson, Inc.	6,900	236,049

		1,943,769

Metals & Mining — 5.1%
Commercial Metals Co.	27,707	666,076
Freeport-McMoRan, Inc. (1)	116,104	2,264,028
Worthington Industries, Inc.	54,040	2,526,911

		5,457,015

Multi-Utilities — 0.5%
SCANA Corp.	12,061	490,159

Oil, Gas & Consumable Fuels — 3.2%
Newfield Exploration Co. (1)	43,000	1,361,380
SRC Energy, Inc. (1)	160,000	1,592,000
Whiting Petroleum Corp. (1)	16,500	460,680

		3,414,060

Pharmaceuticals — 1.0%
Impax Laboratories, Inc. (1)	57,000	1,108,650

Real Estate Management & Development — 3.0%
Jones Lang LaSalle, Inc.	20,775	3,248,171

REIT — 2.3%
Cousins Properties, Inc.	57,500	517,500
Kimco Realty Corp.	49,800	792,318
Mid-America Apartment Communities, Inc.	12,000	1,144,440

		2,454,258

Road & Rail — 1.0%
Genesee & Wyoming, Inc. (1)	13,600	1,085,960

Semiconductors & Semiconductor Equipment — 7.2%
Cypress Semiconductor Corp.	169,200	2,925,468

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
Maxim Integrated Products, Inc.	53,646	$3,272,406
ON Semiconductor Corp. (1)	62,711	1,551,470

		7,749,344

Software — 0.8%
Nuance Communications, Inc. (1)	46,900	835,289

Technology Hardware, Storage & Peripherals — 3.5%
Western Digital Corp.	41,680	3,708,686

Textiles, Apparel & Luxury Goods — 2.8%
Tapestry, Inc.	59,543	2,800,903
Under Armour, Inc. (1)	10,700	148,302

		2,949,205

Thrifts & Mortgage Finance — 0.7%
New York Community Bancorp, Inc.	53,900	763,224

Trading Companies & Distributors — 0.5%
Univar, Inc. (1)	17,500	522,550

Total Common Stock (Cost: $65,907,580)		105,723,961

MONEY MARKET INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26% (2)	523,444	523,444

Total Money Market Investments (Cost: $523,444)		523,444

Total Investments (99.2%) (Cost: $66,431,024)		106,247,405
Excess Of Other Assets Over Liabilities (0.8%)		897,297

Net Assets (100.0%)		$107,144,702

Notes to the Schedule of Investments

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2018.

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	3.3%
Auto Components	2.7
Banks	13.7
Capital Markets	5.9
Construction & Engineering	2.1
Consumer Finance	1.1
Diversified Telecommunication Services	0.5
Energy Equipment & Services	4.2
Food Products	2.0
Health Care Providers & Services	5.7
Hotels, Restaurants & Leisure	0.5
Household Durables	8.2
Independent Power and Renewable Electricity Producers	2.5
Insurance	0.6
IT Services	1.5
Machinery	10.8
Marine	1.8
Metals & Mining	5.1
Multi-Utilities	0.5
Oil, Gas & Consumable Fuels	3.2
Pharmaceuticals	1.0
REIT	2.3
Real Estate Management & Development	3.0
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	7.2
Software	0.8
Technology Hardware, Storage & Peripherals	3.5
Textiles, Apparel & Luxury Goods	2.8
Thrifts & Mortgage Finance	0.7
Trading Companies & Distributors	0.5
Money Market Investments	0.5

Total	99.2%

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,546,308	$—	$—	$3,546,308
Auto Components	2,871,353	—	—	2,871,353
Banks	14,653,763	—	—	14,653,763
Capital Markets	6,297,972	—	—	6,297,972
Construction & Engineering	2,253,362	—	—	2,253,362
Consumer Finance	1,193,267	—	—	1,193,267
Diversified Telecommunication Services	587,200	—	—	587,200
Energy Equipment & Services	4,515,929	—	—	4,515,929
Food Products	2,139,928	—	—	2,139,928
Health Care Providers & Services	6,084,365	—	—	6,084,365
Hotels, Restaurants & Leisure	566,171	—	—	566,171
Household Durables	8,803,842	—	—	8,803,842
Independent Power and Renewable Electricity Producers	2,691,168	—	—	2,691,168
Insurance	636,848	—	—	636,848
IT Services	1,603,620	—	—	1,603,620
Machinery	11,548,525	—	—	11,548,525
Marine	1,943,769	—	—	1,943,769
Metals & Mining	5,457,015	—	—	5,457,015
Multi-Utilities	490,159	—	—	490,159
Oil, Gas & Consumable Fuels	3,414,060	—	—	3,414,060
Pharmaceuticals	1,108,650	—	—	1,108,650
REIT	2,454,258	—	—	2,454,258
Real Estate Management & Development	3,248,171	—	—	3,248,171
Road & Rail	1,085,960	—	—	1,085,960
Semiconductors & Semiconductor Equipment	7,749,344	—	—	7,749,344
Software	835,289	—	—	835,289
Technology Hardware, Storage & Peripherals	3,708,686	—	—	3,708,686
Textiles, Apparel & Luxury Goods	2,949,205	—	—	2,949,205
Thrifts & Mortgage Finance	763,224	—	—	763,224
Trading Companies & Distributors	522,550	—	—	522,550

Total Common Stock	105,723,961	—	—	105,723,961

Money Market Investments	523,444	—	—	523,444

Total Investments	$106,247,405	$—	$—	$106,247,405

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2018

Issues	Shares	Value
COMMON STOCK — 97.6% of Net Assets
Beverages — 2.7%
Monster Beverage Corp. (1)	376,400	$25,681,772

Biotechnology — 6.2%
Alexion Pharmaceuticals, Inc. (1)	128,872	15,377,007
BioMarin Pharmaceutical, Inc. (1)	196,613	17,740,391
Celgene Corp. (1)	259,780	26,279,345

		59,396,743

Capital Markets — 4.4%
Charles Schwab Corp. (The)	485,670	25,905,638
S&P Global, Inc.	89,500	16,208,450

		42,114,088

Chemicals — 1.4%
Air Products & Chemicals, Inc.	77,500	13,048,675

Commercial Services & Supplies — 2.0%
Waste Connections, Inc. (Canada)	264,345	18,985,258

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	110,144	21,463,761

Health Care Equipment & Supplies — 2.4%
Align Technology, Inc. (1)	30,966	8,113,092
West Pharmaceutical Services, Inc.	152,836	15,314,167

		23,427,259

Hotels, Restaurants & Leisure — 2.6%
Starbucks Corp.	435,017	24,713,316

Insurance — 3.2%
Chubb, Ltd. (Switzerland)	198,504	30,996,399

Internet & Catalog Retail — 8.6%
Amazon.com, Inc. (1)	39,544	57,373,994
Priceline Group, Inc. (The) (1)	13,184	25,208,467

		82,582,461

Internet Software & Services — 15.4%
Alphabet, Inc. — Class C (1)	52,942	61,938,963
Equinix, Inc.	62,955	28,656,486
Facebook, Inc. (1)	305,577	57,109,286

		147,704,735

IT Services — 12.4%
Mastercard, Inc.	136,900	23,136,100
PayPal Holdings, Inc. (1)	452,960	38,646,547
Visa, Inc.	456,404	56,699,069

		118,481,716

Life Sciences Tools & Services — 1.4%
Illumina, Inc. (1)	57,265	13,322,130

Oil, Gas & Consumable Fuels — 1.5%
Concho Resources, Inc. (1)	88,440	13,923,994

Pharmaceuticals — 2.5%
Allergan PLC (Ireland)	25,395	4,577,703
Zoetis, Inc.	247,800	19,013,694

		23,591,397

Professional Services — 1.7%
TransUnion (1)	271,399	16,110,245

REIT — 4.7%
American Tower Corp.	302,172	44,630,804

Software — 16.9%
Adobe Systems, Inc. (1)	229,951	45,935,012
Salesforce.com, Inc. (1)	438,408	49,939,055
ServiceNow, Inc. (1)	245,879	36,604,006
Splunk, Inc. (1)	317,002	29,281,475

		161,759,548

Specialty Retail — 3.5%
Home Depot, Inc. (The)	115,300	23,163,770
Ulta Salon, Cosmetics & Fragrance, Inc. (1)	48,027	10,666,797

		33,830,567

Trading Companies & Distributors — 1.9%
Fastenal Co.	330,700	18,175,272

Total Common Stock (Cost: $397,688,484)		933,940,140

MONEY MARKET INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26% (2)	25,511,879	25,511,879

Total Money Market Investments (Cost: $25,511,879)		25,511,879

Total Investments (100.3%) (Cost: $423,200,363)		959,452,019
Liabilities In Excess Of Other Assets (-0.3%)		(2,898,912)

Net Assets (100.0%)		$956,553,107

Notes to the Schedule of Investments

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2018.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Beverages	2.7%
Biotechnology	6.2
Capital Markets	4.4
Chemicals	1.4
Commercial Services & Supplies	2.0
Food & Staples Retailing	2.2
Health Care Equipment & Supplies	2.4
Hotels, Restaurants & Leisure	2.6
Insurance	3.2
Internet & Catalog Retail	8.6
Internet Software & Services	15.4
IT Services	12.4
Life Sciences Tools & Services	1.4
Oil, Gas & Consumable Fuels	1.5
Pharmaceuticals	2.5
Professional Services	1.7
REIT	4.7
Software	16.9
Specialty Retail	3.5
Trading Companies & Distributors	1.9
Money Market Investments	2.7

Total	100.3%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Beverages	$25,681,772	$—	$—	$25,681,772
Biotechnology	59,396,743	—	—	59,396,743
Capital Markets	42,114,088	—	—	42,114,088
Chemicals	13,048,675	—	—	13,048,675
Commercial Services & Supplies	18,985,258	—	—	18,985,258
Food & Staples Retailing	21,463,761	—	—	21,463,761
Health Care Equipment & Supplies	23,427,259	—	—	23,427,259
Hotels, Restaurants & Leisure	24,713,316	—	—	24,713,316
Insurance	30,996,399	—	—	30,996,399
Internet & Catalog Retail	82,582,461	—	—	82,582,461
Internet Software & Services	147,704,735	—	—	147,704,735
IT Services	118,481,716	—	—	118,481,716
Life Sciences Tools & Services	13,322,130	—	—	13,322,130
Oil, Gas & Consumable Fuels	13,923,994	—	—	13,923,994
Pharmaceuticals	23,591,397	—	—	23,591,397
Professional Services	16,110,245	—	—	16,110,245
REIT	44,630,804	—	—	44,630,804
Software	161,759,548	—	—	161,759,548
Specialty Retail	33,830,567	—	—	33,830,567
Trading Companies & Distributors	18,175,272	—	—	18,175,272

Total Common Stock	933,940,140	—	—	933,940,140

Money Market Investments	25,511,879	—	—	25,511,879

Total Investments	$959,452,019	$—	$—	$959,452,019

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Equity Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds are valued based on the net asset value (“NAV”) per share as reported by the fund companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

TCW Funds, Inc. (the “Company” and each series a “Fund” and collectively, the “Funds”) has adopted, after the approval by the Company’s Board of Directors (the “Board”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin America and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the Pricing Committee of TCW Investment Management Company LLC (the “Advisor”) in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy; if a discount is applied and insignificant, they are categorized as Level 2. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore; the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Master Limited Partnerships. Master Limited Partnerships are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual Funds. Open-end mutual funds are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Option contracts traded on exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of January 31, 2018, in valuing the Fund’s investments is listed after the Schedule of Investments.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Developing Markets Equity Fund	$169,133	$182,320
TCW Emerging Markets Multi-Asset Opportunities Fund	$1,462,260	$1,509,253
TCW International Small Cap Fund	$506,398	$222,668

*	The Funds recognized transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2018, were due to changes in valuation to/from the exchange closing price from/to the fair value price.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Developing Markets Equity Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2017	$—	$—
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation	1,748	27,207
Purchases	—	—
Sales	—	—
Transfers in to Level 3 (1)	—	—
Transfers out of Level 3 (1)	—	—

Balance as of January 31, 2018	$1,748	$27,207

Change in Unrealized Appreciation from Investments Still Held at January 31, 2018	$1,748	$27,207

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of January 31, 2018 are as follows:

Description	Fair Value at 1/31/2018	Valuation Techniques*	Unobservable Input	Price or Price Range	Weighted Average Price
TCW Developing Markets Equity Fund
Warrants	$1,748	Third-party Vendor	Vendor Prices	INR 90.05- 195.05	INR 160.003
TCW Emerging Markets Multi-Asset Opportunities Fund
Warrants	$27,207	Third-party Vendor	Vendor Prices	INR 90.05- 195.05	INR 160.003

*	The valuation technique employed on the Level 3 securities involves the use of third-party broker quotes and vendor prices. The Advisor monitors the effectiveness of third-party brokers and vendor prices using the Advisor’s own model and inputs.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2018, the TCW Emerging Markets Multi-Asset Opportunities Fund, had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands except Number of Contracts):

TCW Emerging Markets Multi-Asset Opportunities Fund

	Credit Risk		Foreign Currency Risk		Total
Asset Derivatives	$		$		$
Investments (1)		—		14		14
Forward Contracts		—		13		13

Total Value		$—		$27		$27
Liability Derivatives
Forward Contracts		$—		$(30)		$(30)
Written Options		—		(1)		(1)
Swaps Contracts		(25)		—		(25)

Total Value		$(25)		$(31)		$(56)
Number of Contracts or Notional Amounts (2)
Forward Currency Contracts		$—		$2,014,292		$2,014,292
Options Purchased		$—		$636,667		$636,667
Options Written		$—		$263,333		$263,333
Swaps Contracts		$1,750,000		$—		$1,750,000

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended January 31, 2018.

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as unrealized gains or losses. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding as of January 31, 2018.

Options: The Funds, with the exception of the TCW Conservative Allocation Fund, may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options traded on a securities or options exchange typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended January 31, 2018, the TCW Emerging Markets Multi-Asset Opportunities Fund had purchased and written options.

Swap Agreements. The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. At the period ended January 31, 2018, the TCW Emerging Markets Multi-Asset Opportunities Fund held swap agreements listed on the Schedule of Investments.

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with the market. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements: The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2018.

Note 2 – Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended January 31, 2018 is listed after the Schedule of Investments.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2018.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 99.9% of Net Assets

CORPORATE BONDS — 32.4%

Aerospace/Defense — 0.7%
L3 Technologies, Inc.
5.20%	10/15/19	$3,202,000	$3,335,869
Northrop Grumman Corp.
3.25%	01/15/28	2,605,000	2,561,602
United Technologies Corp.
1.78% (1)	05/04/18	5,850,000	5,846,949
			11,744,420
Agriculture — 0.4%
Bat Capital Corp.
2.30% (2)	08/14/20	1,500,000	1,483,038
BAT International Finance PLC (United Kingdom)
1.85% (2)	06/15/18	5,000,000	4,995,831
			6,478,869
Airlines — 0.4%
America West Airlines, Inc. Pass-Through Certificates, (01-1) (EETC)
7.10%	10/02/22	1,633,860	1,770,778
Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1) (EETC)
7.71%	10/02/22	20,171	21,395
Continental Airlines, Inc. Pass-Through Certificates, (07-1-A) (EETC)
5.98%	10/19/23	934,629	1,014,586
Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1) (EETC)
7.25%	05/10/21	630,096	674,991
Continental Airlines, Inc. Pass-Through Certificates, (99-1-A) (EETC)
6.55%	08/02/20	499,211	518,555
Northwest Airlines LLC Pass-Through Certificates, (01-1-A1) (EETC)
7.04%	10/01/23	489,585	555,091
US Airways Group, Inc. Pass-Through Certificates (12-1A) (EETC)
5.90%	04/01/26	1,853,487	2,035,001
US Airways Group, Inc. Pass-Through Certificates, (10-1A) (EETC)
6.25%	10/22/24	435,275	479,326
US Airways Group, Inc. Pass-Through Certificates, (12-2-A) (EETC)
4.63%	12/03/26	714,348	750,979
			7,820,702
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC
2.24%	06/15/18	2,000,000	1,999,489
General Motors Co.
6.60%	04/01/36	1,680,000	2,034,576
General Motors Financial Co., Inc.
2.40%	05/09/19	555,000	554,183
3.10%	01/15/19	3,500,000	3,524,948
			8,113,196
Banks — 12.6%
Bank of America Corp.
2.37% (3 mo. USD LIBOR + 0.660%)(3)	07/21/21	1,030,000	1,020,774
2.60%	01/15/19	217,000	217,964
2.74% (1)	01/23/22	4,400,000	4,361,211
3.00% (3 mo. USD LIBOR + 1.790%)(2),(3)	12/20/23	4,531,000	4,487,823
3.09% (3 mo. USD LIBOR + 1.090%)(3)	10/01/25	2,560,000	2,514,574
3.71% (3 mo. USD LIBOR + 1.512%)(3)	04/24/28	6,900,000	6,980,561
4.13%	01/22/24	2,675,000	2,800,721
5.65%	05/01/18	5,930,000	5,984,495
6.88%	04/25/18	12,420,000	12,564,799
Capital One N.A.
2.35%	08/17/18	2,450,000	2,453,285
Citigroup, Inc.
1.80%	02/05/18	7,000,000	6,999,903
2.05%	12/07/18	9,500,000	9,499,328
2.50%	09/26/18	4,000,000	4,009,824
2.50%	07/29/19	3,700,000	3,704,792
6.13%	05/15/18	5,450,000	5,514,261
Discover Bank
2.60%	11/13/18	2,000,000	2,006,366
Discover Bank/Greenwood DE
4.20%	08/08/23	1,500,000	1,555,889
7.00%	04/15/20	1,495,000	1,620,028
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19	3,000,000	2,994,512
2.63%	01/31/19	5,000,000	5,018,302
3.81% (3 mo. USD LIBOR + 1.158%)(3)	04/23/29	1,760,000	1,768,622
3.85%	07/08/24	2,435,000	2,490,042
5.25%	07/27/21	1,000,000	1,074,240
6.00%	06/15/20	50,000	53,674
6.15%	04/01/18	9,335,000	9,399,150
7.50%	02/15/19	4,378,000	4,606,874
HBOS PLC (United Kingdom)
6.75% (2)	05/21/18	4,000,000	4,049,586
JPMorgan Chase & Co.
2.70%	05/18/23	2,100,000	2,058,084
3.22% (3 mo. USD LIBOR + 1.155%)(3)	03/01/25	3,250,000	3,223,662
3.51% (3 mo. USD LIBOR + 0.945%)(3)	01/23/29	3,500,000	3,486,549
3.90%	07/15/25	5,110,000	5,282,010
JPMorgan Chase Bank NA
2.60% (3 mo. USD LIBOR + 0.028%)(1)	02/01/21	7,005,000	7,014,402
Lloyds Banking Group PLC (United Kingdom)
2.91% (3 mo. USD LIBOR + 0.810%)(1)	11/07/23	1,740,000	1,701,715
Lloyds TSB Bank PLC (United Kingdom)
5.80% (2)	01/13/20	850,000	900,335
Macquarie Bank, Ltd. (Australia)
2.35% (2)	01/15/19	3,250,000	3,249,200
Morgan Stanley
2.21% (3 mo. USD LIBOR + 0.800%)(3)	02/14/20	3,000,000	3,015,760
2.67% (3 mo. USD LIBOR + 0.930%)(3)	07/22/22	5,000,000	5,066,663
3.77% (3 mo. USD LIBOR + 1.114%)(3)	01/24/29	1,760,000	1,774,133
5.63%	09/23/19	2,750,000	2,882,883
6.63%	04/01/18	3,975,000	4,005,854
7.30%	05/13/19	10,470,000	11,098,759
PNC Bank NA
2.25%	07/02/19	2,000,000	1,994,515
3.80%	07/25/23	3,500,000	3,600,305

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Banks (Continued)
Santander UK Group Holdings PLC
3.37% (3 mo. USD LIBOR + 1.080%)(3)	01/05/24	$2,680,000	$2,657,788
Santander UK PLC (United Kingdom)
2.50%	03/14/19	3,250,000	3,250,783
UBS AG (Switzerland)
1.80% (3 mo. USD LIBOR + 0.32%)(2),(3)	05/28/19	3,305,000	3,308,389
1.80%	03/26/18	3,305,000	3,305,739
Wachovia Corp.
5.75%	02/01/18	11,000,000	10,999,978
Wells Fargo & Co.
2.60%	07/22/20	2,355,000	2,352,271
2.63%	07/22/22	2,000,000	1,966,242
3.00%	04/22/26	10,450,000	10,141,088
3.55%	09/29/25	925,000	937,596
Wells Fargo Bank N.A.
2.40%	01/15/20	15,000,000	14,973,578
			223,999,881
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26	1,000,000	1,012,828
4.90%	02/01/46	2,485,000	2,824,914
Constellation Brands, Inc.
3.88%	11/15/19	2,000,000	2,041,722
			5,879,464
Biotechnology — 0.6%
Amgen, Inc.
2.20%	05/22/19	1,000,000	997,649
4.40%	05/01/45	1,870,000	1,976,391
4.66%	06/15/51	1,402,000	1,526,791
Baxalta, Inc.
2.88%	06/23/20	2,000,000	2,003,897
Biogen, Inc.
5.20%	09/15/45	1,168,000	1,362,833
Celgene Corp.
5.00%	08/15/45	2,200,000	2,429,592
Gilead Sciences, Inc.
4.15%	03/01/47	1,000,000	1,032,765
			11,329,918
Chemicals — 0.1%
Dow Chemical Co. (The)
8.55%	05/15/19	1,000,000	1,075,117
Diversified Financial Services — 1.6%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Netherlands)
5.00%	10/01/21	640,000	675,360
American Express Co.
7.00%	03/19/18	3,000,000	3,019,689
American Express Credit Corp.
2.20%	03/03/20	2,650,000	2,631,032
GE Capital International Funding Co. Unlimited Co. (Ireland)
4.42%	11/15/35	425,000	437,904
International Lease Finance Corp.
3.88%	04/15/18	1,000,000	1,003,851
6.25%	05/15/19	1,500,000	1,567,378
7.13% (2)	09/01/18	4,000,000	4,112,500
JPMorgan Chase & Co.
7.25%	02/01/18	7,475,000	7,475,000
Protective Life Global Funding
1.72% (2)	04/15/19	4,000,000	3,970,647
2.07% (3 mo. USD LIBOR + 0.550%)(2),(3)	06/08/18	2,875,000	2,879,824
			27,773,185
Electric — 2.8%
Appalachian Power Co.
3.30%	06/01/27	750,000	740,269
4.45%	06/01/45	750,000	820,762
Black Hills Corp.
2.50%	01/11/19	1,900,000	1,903,883
Dominion Energy, Inc.
1.92% (3 mo. USD LIBOR + 0.40%)(2),(3)	12/01/20	5,000,000	5,003,375
Duke Energy Florida LLC
2.10%	12/15/19	2,600,000	2,593,561
Duke Energy Progress LLC
3.70%	10/15/46	2,800,000	2,794,317
El Paso Electric Co.
3.30%	12/15/22	2,250,000	2,227,946
Emera US Finance LP
2.15%	06/15/19	3,684,000	3,658,866
Entergy Mississippi, Inc.
3.10%	07/01/23	3,000,000	2,993,923
FirstEnergy Transmission LLC
4.35% (2)	01/15/25	1,585,000	1,654,875
Indiana Michigan Power Co.
4.55%	03/15/46	1,000,000	1,116,559
ITC Holdings Corp.
3.25%	06/30/26	4,000,000	3,929,044
Kansas City Power & Light Co.
3.15%	03/15/23	4,000,000	4,004,766
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21	1,100,000	1,271,502
Metropolitan Edison Co.
3.50% (2)	03/15/23	3,300,000	3,336,491
MidAmerican Energy Co.
5.80%	10/15/36	1,800,000	2,289,734
Niagara Mohawk Power Corp.
2.72% (2)	11/28/22	1,000,000	980,015
Public Service Co. of New Mexico
7.95%	05/15/18	2,545,000	2,584,921
Public Service Co. of Oklahoma
4.40%	02/01/21	2,000,000	2,099,542
Puget Energy, Inc.
6.00%	09/01/21	1,980,000	2,167,278
Southwestern Electric Power Co.
6.45%	01/15/19	1,000,000	1,038,642
Tucson Electric Power Co.
5.15%	11/15/21	1,000,000	1,072,053
			50,282,324
Energy-Alternate Sources — 0.1%
Alta Wind Holdings LLC
7.00% (2),(4),(5)	06/30/35	1,029,770	1,151,993
Environmental Control — 0.2%
Republic Services, Inc.
2.90%	07/01/26	2,075,000	1,985,764
3.80%	05/15/18	2,000,000	2,010,361
			3,996,125
Food — 0.6%
Kraft Heinz Foods Co.
3.00%	06/01/26	875,000	823,798
3.95%	07/15/25	1,850,000	1,875,944
4.38%	06/01/46	1,700,000	1,669,744

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Food (Continued)
5.38%	02/10/20	$143,000	$150,364
6.13%	08/23/18	3,000,000	3,059,603
Mondelez International Holdings Netherlands BV (Netherlands)
2.37% (3 mo. USD LIBOR + 0.610%)(2),(3)	10/28/19	2,400,000	2,411,548

			9,991,001
Forest Products & Paper — 0.2%
Georgia-Pacific LLC
2.54% (2)	11/15/19	4,000,000	3,997,102

Gas — 0.2%
CenterPoint Energy Resources Corp.
6.25%	02/01/37	1,750,000	2,158,975
KeySpan Gas East Corp.
5.82% (2)	04/01/41	1,686,000	2,151,484
NiSource Finance Corp.
6.80%	01/15/19	62,000	64,622

			4,375,081
Healthcare-Products — 0.2%
Abbott Laboratories
2.35%	11/22/19	4,250,000	4,241,884

Healthcare-Services — 2.0%
Aetna, Inc.
1.70%	06/07/18	4,300,000	4,291,420
Anthem, Inc.
2.30%	07/15/18	1,360,000	1,361,822
2.50%	11/21/20	1,500,000	1,491,452
3.65%	12/01/27	2,620,000	2,608,097
Cigna Corp.
3.05%	10/15/27	2,580,000	2,467,598
Fresenius Medical Care US Finance II, Inc.
5.63% (2)	07/31/19	5,115,000	5,324,067
Hartford HealthCare Corp.
5.75%	04/01/44	2,545,000	3,056,459
Kaiser Foundation Hospitals
4.15%	05/01/47	675,000	719,141
New York and Presbyterian Hospital (The)
3.56%	08/01/36	4,105,000	4,057,662
NYU Hospitals Center
4.43%	07/01/42	3,000,000	3,184,669
Saint Barnabas Health Care System
4.00%	07/01/28	3,290,000	3,256,768
Sutter Health
2.29%	08/15/53	2,270,000	2,287,025
UnitedHealth Group, Inc.
4.63%	07/15/35	1,305,000	1,485,620

			35,591,800
Insurance — 0.5%
Berkshire Hathaway Finance Corp.
4.40%	05/15/42	500,000	547,796
Farmers Exchange Capital
7.20% (2)	07/15/48	1,625,000	2,096,744
Farmers Exchange Capital II
6.15% (3 mo. USD LIBOR + 3.744%)(2),(3)	11/01/53	2,250,000	2,528,103
MetLife, Inc.
4.37%	09/15/23	800,000	851,459
5.70%	06/15/35	300,000	374,221
Pricoa Global Funding I
1.60% (2)	05/29/18	1,000,000	998,828
Prudential Financial, Inc.
4.50%	11/15/20	1,000,000	1,047,511
			8,444,662
Internet — 0.1%
Amazon.com, Inc.
3.15% (2)	08/22/27	2,600,000	2,555,195
Media — 0.5%
CBS Corp.
3.70% (2)	06/01/28	2,605,000	2,533,866
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%	07/23/25	4,130,000	4,309,074
NBCUniversal Media LLC
5.15%	04/30/20	200,000	211,596
Time Warner Cable LLC
6.75%	07/01/18	2,501,000	2,546,707
			9,601,243
Mining — 0.0%
Southern Copper Corp. (Peru)
7.50%	07/27/35	300,000	411,886
Miscellaneous Manufacturers — 0.3%
General Electric Capital Corp.
1.90% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36	3,315,000	2,717,905
3.15%	09/07/22	287,000	286,923
Siemens Financieringsmaatschappij NV (Netherlands)
1.70% (2)	09/15/21	2,868,000	2,763,615
			5,768,443
Oil & Gas — 0.1%
Shell International Finance BV (Netherlands)
4.38%	05/11/45	1,250,000	1,371,079
Packaging & Containers — 0.2%
Amcor Finance USA, Inc.
3.63% (2)	04/28/26	1,500,000	1,457,191
WestRock MWV LLC
7.38%	09/01/19	2,000,000	2,146,441
			3,603,632
Pharmaceuticals — 1.0%
AbbVie, Inc.
1.80%	05/14/18	1,500,000	1,499,854
4.70%	05/14/45	50,000	54,515
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	2,900,000	2,901,573
3.80%	03/15/25	1,000,000	1,005,567
4.55%	03/15/35	1,150,000	1,205,406
Actavis, Inc.
3.25%	10/01/22	1,016,000	1,011,263
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	1,700,000	1,652,760
Bayer US Finance LLC
2.38% (2)	10/08/19	2,500,000	2,493,218
Pfizer, Inc.
4.40%	05/15/44	1,282,000	1,423,998
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	3,835,000	3,786,759
			17,034,913

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Pipelines — 1.5%
5.88%	10/15/25	$1,000,000	$1,132,030
Energy Transfer Partners LP
5.95%	10/01/43	1,500,000	1,614,597
Florida Gas Transmission Co. LLC
7.90% (2)	05/15/19	1,250,000	1,330,726
Kinder Morgan Energy Partners LP
5.80%	03/15/35	850,000	958,232
Panhandle Eastern Pipe Line Co. LP
7.00%	06/15/18	675,000	686,502
8.13%	06/01/19	825,000	882,125
Plains All American Pipeline LP / PAA Finance Corp.
4.65%	10/15/25	2,300,000	2,388,090
Ruby Pipeline LLC
6.00% (2)	04/01/22	2,225,379	2,345,537
Sabine Pass Liquefaction LLC
5.63%	03/01/25	2,000,000	2,192,500
Southern Natural Gas Co. LLC
7.35%	02/15/31	2,590,000	3,302,773
TC PipeLines LP
4.38%	03/13/25	2,000,000	2,058,853
Tennessee Gas Pipeline Co.
8.38%	06/15/32	2,090,000	2,740,313
Texas Eastern Transmission LP
2.80% (2)	10/15/22	1,000,000	982,610
TransCanada PipeLines, Ltd. (Canada)
6.10%	06/01/40	375,000	487,501
Williams Partners LP
3.90%	01/15/25	1,000,000	1,013,069
6.30%	04/15/40	1,250,000	1,555,777
			25,671,235
REIT — 2.4%
Alexandria Real Estate Equities, Inc.
4.60%	04/01/22	2,250,000	2,374,047
American Campus Communities Operating Partnership LP (REIT)
3.35%	10/01/20	2,000,000	2,028,018
American Tower Corp. (REIT)
3.00%	06/15/23	1,745,000	1,715,195
AvalonBay Communities, Inc.
3.95%	01/15/21	1,000,000	1,029,885
Boston Properties LP
3.20%	01/15/25	1,745,000	1,717,591
5.88%	10/15/19	2,200,000	2,310,081
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%	04/15/23	2,065,000	2,096,898
HCP, Inc.
3.75%	02/01/19	2,000,000	2,020,927
3.88%	08/15/24	2,295,000	2,326,010
Highwoods Realty LP
7.50%	04/15/18	1,459,000	1,474,619
Host Hotels & Resorts LP (REIT)
5.25%	03/15/22	2,000,000	2,131,444
SL Green Operating Partnership LP
3.25%	10/15/22	2,590,000	2,559,759
SL Green Realty Corp.
5.00%	08/15/18	2,440,000	2,461,762
7.75%	03/15/20	1,000,000	1,095,281
Ventas Realty LP (REIT)
3.85%	04/01/27	750,000	749,044
Ventas Realty LP / Ventas Capital Corp.
2.00%	02/15/18	2,425,000	2,425,095
2.70%	04/01/20	1,500,000	1,500,409
WEA Finance LLC / Westfield UK & Europe Finance PLC (REIT)
3.25% (2)	10/05/20	5,000,000	5,052,775
Welltower, Inc.
3.75%	03/15/23	605,000	618,666
4.95%	01/15/21	545,000	574,865
6.13%	04/15/20	3,400,000	3,646,220
			41,908,591
Retail — 0.6%
Alimentation Couche-Tard, Inc. (Canada)
3.55% (2)	07/26/27	3,535,000	3,466,849
CVS Health Corp.
3.88%	07/20/25	3,920,000	3,960,521
Walgreens Boots Alliance, Inc.
2.70%	11/18/19	3,000,000	3,007,937
			10,435,307
Semiconductors — 0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.38% (2)	01/15/20	3,000,000	2,966,939
Software — 0.2%
Microsoft Corp.
2.88%	02/06/24	1,700,000	1,689,716
Oracle Corp.
3.25%	11/15/27	1,745,000	1,730,477
			3,420,193
Telecommunications — 1.3%
AT&T, Inc.
4.13%	02/17/26	1,400,000	1,415,815
4.35%	06/15/45	1,500,000	1,386,901
4.45%	04/01/24	1,500,000	1,565,145
4.50%	03/09/48	970,000	917,049
4.75%	05/15/46	3,000,000	2,917,117
5.25%	03/01/37	3,435,000	3,613,626
Qwest Corp.
7.25%	09/15/25	1,000,000	1,074,168
Verizon Communications, Inc.
3.00%	11/01/21	1,526,000	1,531,503
4.27%	01/15/36	1,439,000	1,430,547
4.52%	09/15/48	600,000	600,671
4.86%	08/21/46	3,500,000	3,646,981
5.01%	04/15/49	150,000	159,370
5.25%	03/16/37	2,500,000	2,773,985
			23,032,878
Total Corporate Bonds (Cost: $567,436,391)			574,068,258
MUNICIPAL BONDS — 1.5%
Alabama Economic Settlement Authority, Revenue Bond
3.16%	09/15/25	4,170,000	4,161,285
City of New York, General Obligation
5.05%	10/01/24	1,500,000	1,640,220
5.52%	10/01/37	1,250,000	1,534,150
Commonwealth of Massachusetts, General Obligation
4.91%	05/01/29	2,250,000	2,569,725
Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York
4.93%	04/01/20	555,000	565,345
Los Angeles Unified School District/CA, General Obligation
5.76%	07/01/29	2,500,000	2,996,575

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (Continued)
New York City Transitional Finance Authority, Future Tax Secured Revenue Bond
5.57%	11/01/38	$3,000,000	$3,715,440
New York State Dormitory Authority, Revenue Bond
5.50%	03/15/30	2,480,000	2,860,407
New York State, Build America Bonds, General Obligation
5.82%	10/01/31	730,000	787,860
State of California, General Obligation
7.95%	03/01/36	3,000,000	3,333,210
State of Oregon, General Obligation
5.76%	06/01/23	2,267,167	2,465,634

Total Municipal Bonds (Cost: $26,647,366)			26,629,851

ASSET-BACKED SECURITIES — 5.5%
321 Henderson Receivables I LLC (13-3A-A)
4.08% (2)	01/17/73	1,650,570	1,680,000
321 Henderson Receivables I LLC (14-2A-A)
3.61% (2)	01/17/73	1,935,920	1,920,679
Academic Loan Funding Trust (12-1A-A2)
2.66% (1 mo. USD LIBOR + 1.100%)(2),(3)	12/27/44	2,800,000	2,799,913
Babson CLO, Ltd. (14-IIA-AR)
2.88% (3 mo. USD LIBOR + 1.150%)(2),(3)	10/17/26	500,000	501,232
Babson CLO, Ltd. (15-IA-A)
3.17% (3 mo. USD LIBOR + 1.430%)(2),(3)	04/20/27	1,000,000	1,000,996
Ballyrock, Ltd. (14-1A-A1R)
2.89% (3 mo. USD LIBOR + 1.150%)(2),(3)	10/20/26	1,600,000	1,604,138
Brazos Education Loan Authority, Inc. (12-1-A1)
2.26% (1 mo. USD LIBOR + 0.700%)(3)	12/26/35	1,099,671	1,100,823
Brazos Higher Education Authority, Inc. (06-2-A9)
0.00% (1),(3)	12/26/24	438,497	438,218
Brazos Higher Education Authority, Inc. (10-1-A2)
2.66% (3 mo. USD LIBOR + 1.200%)(3)	02/25/35	675,000	690,546
Brazos Higher Education Authority, Inc. (11-1-A3)
2.51% (3 mo. USD LIBOR + 1.050%)(3)	11/25/33	1,695,000	1,706,577
Educational Funding of the South, Inc. (11-1-A2)
2.40% (3 mo. USD LIBOR + 0.650%)(3)	04/25/35	1,734,050	1,738,570
Educational Services of America, Inc. (12-2-A)
2.29% (1 mo. USD LIBOR + 0.730%)(2),(3)	04/25/39	833,134	833,350
GCO Education Loan Funding Master Trust (06-2AR-A1RN)
2.21% (1 mo. USD LIBOR + 0.650%)(2),(3)	08/27/46	2,838,433	2,759,920
Global SC Finance SRL (14-1A-A2)
3.09% (2)	07/17/29	2,005,250	1,934,158
Higher Education Funding I (14-1-A)
2.51% (3 mo. USD LIBOR + 1.050%)(2),(3)	05/25/34	2,695,551	2,725,001
Magnetite XI, Ltd. (14-11A-A1R)
2.85% (3 mo. USD LIBOR + 1.120%)(2),(3)	01/18/27	3,400,000	3,413,841
Magnetite XII, Ltd. (15-12A-AR)
3.05% (3 mo. USD LIBOR + 1.330%)(2),(3)	04/15/27	3,260,000	3,283,097
Navient Student Loan Trust (14-2-A)
2.20% (1 mo. USD LIBOR + 0.640%)(3)	03/25/83	4,264,306	4,238,591
Navient Student Loan Trust (14-3-A)
2.18% (1 mo. USD LIBOR + 0.620%)(3)	03/25/83	4,313,026	4,293,147
Navient Student Loan Trust (14-4-A)
2.18% (1 mo. USD LIBOR + 0.620%)(3)	03/25/83	2,091,601	2,076,425
Navient Student Loan Trust (16-1A-A)
2.26% (1 mo. USD LIBOR + 0.700%)(2),(3)	02/25/70	4,290,551	4,335,323
Navient Student Loan Trust (17-3A-A3)
2.61% (1 mo. USD LIBOR + 1.050%)(2),(3)	07/26/66	4,400,000	4,531,981
Nelnet Student Loan Trust (11-1A-A)
2.41% (1 mo. USD LIBOR + 0.850%)(2),(3)	02/25/48	2,620,802	2,633,935
Nelnet Student Loan Trust (14-4A-A2)
2.51% (1 mo. USD LIBOR + 0.950%)(2),(3)	11/25/48	2,965,000	2,996,769
Nelnet Student Loan Trust (15-2A-A2)
2.16% (1 mo. USD LIBOR + 0.600%)(2),(3)	09/25/47	5,119,426	5,089,155
PHEAA Student Loan Trust (15-1A-A)
2.16% (1 mo. USD LIBOR + 0.600%)(2),(3)	10/25/41	2,250,808	2,226,849
SLM Student Loan Trust (03-10A-A3)
2.06% (3 mo. USD LIBOR + 0.550%)(2),(3)	12/15/27	3,353,202	3,362,719
SLM Student Loan Trust (06-2-A6)
1.92% (3 mo. USD LIBOR + 0.170%)(3)	01/25/41	3,400,000	3,342,712
SLM Student Loan Trust (06-8-A6)
1.91% (3 mo. USD LIBOR + 0.160%)(3)	01/25/41	3,400,000	3,303,693
SLM Student Loan Trust (07-6-A4)
2.13% (3 mo. USD LIBOR + 0.380%)(3)	10/25/24	3,155,027	3,158,303
SLM Student Loan Trust (08-2-B)
2.95% (3 mo. USD LIBOR + 1.200%)(3)	01/25/83	710,000	693,775
SLM Student Loan Trust (08-3-B)
2.95% (3 mo. USD LIBOR + 1.200%)(3)	04/26/83	710,000	696,614
SLM Student Loan Trust (08-4-A4)
3.40% (3 mo. USD LIBOR + 1.650%)(3)	07/25/22	6,338,313	6,507,759
SLM Student Loan Trust (08-4-B)
3.60% (3 mo. USD LIBOR + 1.850%)(3)	04/25/73	710,000	709,102
SLM Student Loan Trust (08-5-B)
3.60% (3 mo. USD LIBOR + 1.850%)(3)	07/25/73	710,000	736,065
SLM Student Loan Trust (08-6-B)
3.60% (3 mo. USD LIBOR + 1.850%)(3)	07/26/83	710,000	712,088
SLM Student Loan Trust (08-7-B)
3.60% (3 mo. USD LIBOR + 1.850%)(3)	07/26/83	710,000	733,904
SLM Student Loan Trust (08-8-B)
4.00% (3 mo. USD LIBOR + 2.250%)(3)	10/25/75	710,000	750,420

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust (08-9-B)
4.00% (3 mo. USD LIBOR + 2.250%)(3)	10/25/83	$710,000	$738,038
SLM Student Loan Trust (09-3-A)
2.31% (1 mo. USD LIBOR + 0.750%)(2),(3)	01/25/45	3,892,182	3,867,296
SLM Student Loan Trust (11-2-A2)
2.76% (1 mo. USD LIBOR + 1.200%)(3)	10/25/34	2,000,000	2,084,742
SLM Student Loan Trust (12-7-A3)
2.21% (1 mo. USD LIBOR + 0.650%)(3)	05/26/26	2,600,000	2,584,525

Total Asset-backed Securities (Cost: $94,594,458)			96,534,989

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 4.1%
Fannie Mae, Pool #AM1551
2.44%	12/01/23	2,258,868	2,214,077
Fannie Mae, Pool #AN1032
2.86%	03/01/26	2,385,000	2,351,437
Fannie Mae, Pool #AL6829
2.96%	05/01/27	5,402,271	5,350,990
Fannie Mae, Pool #AN1282
3.01%	04/01/28	3,512,000	3,484,973
Fannie Mae, Pool #AM9793
3.12%	10/01/27	3,265,000	3,262,040
Fannie Mae, Pool #AN5048
3.13%	04/01/29	3,847,774	3,842,033
Fannie Mae, Pool #AN5049
3.13%	04/01/29	3,418,049	3,412,948
Fannie Mae, Pool #AN5742
3.19%	05/01/30	3,445,079	3,413,270
Fannie Mae, Pool #AM9536
3.34%	08/01/30	3,017,619	3,047,944
Fannie Mae, Pool #AM3058
3.41%	04/01/28	3,480,222	3,546,885
Fannie Mae, Pool #AN0245
3.42%	11/01/35	2,288,581	2,286,831
Fannie Mae, Pool #AM4198
3.55%	03/01/24	3,486,354	3,609,270
Fannie Mae, Pool #FN0000
3.59%	09/01/20	1,985,554	2,034,907
Fannie Mae, Pool #AE0918
3.67%	10/01/20	2,703,345	2,776,679
Fannie Mae, Pool #FN0001
3.76%	12/01/20	2,744,249	2,823,496
Fannie Mae, Pool #467944
4.25%	04/01/21	3,045,000	3,184,885
Fannie Mae, Pool #FN0003
4.28%	01/01/21	2,037,988	2,124,388
Fannie Mae, Pool #Al0151
4.38%	04/01/21	1,245,024	1,299,162
Fannie Mae, Pool #AE0134
4.40%	02/01/20	2,305,000	2,379,239
Fannie Mae, Pool #468048
4.41%	05/01/21	1,735,922	1,813,511
Fannie Mae (14-M12-FA) (ACES)
1.80% (1 mo. USD LIBOR + 0.300%)(3)	10/25/21	1,228,880	1,230,668
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ05-A1)
1.42%	05/25/21	6,166,097	6,059,754
Freddie Mac Multifamily Structured Pass-Through Certificates (Q006-A-PT2)
2.53%	09/25/26	6,088,849	6,157,349
NCUA Guaranteed Notes (11-C1-2A)
2.08% (1 mo. USD LIBOR + 0.530%)(3)	03/09/21	870,371	868,718

Total Commercial Mortgage-backed Securities — Agency (Cost: $74,840,292)			72,575,454

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.2%
BBCMS Trust (13-TYSN-A2)
3.76% (2)	09/05/32	1,740,000	1,784,222
CGRBS Commercial Mortgage Trust (13-VN05-A)
3.37% (2)	03/13/35	1,700,000	1,717,860
COMM Mortgage Trust (13-300P-A1)
4.35% (2)	08/10/30	1,515,000	1,603,543
COMM Mortgage Trust (14-277P-A)
3.61% (1),(2)	08/10/49	400,000	410,054
COMM Mortgage Trust (16-787S-A)
3.55% (2)	02/10/36	1,635,000	1,638,774
Commercial Mortgage Asset Trust (99-C2-G)
6.00%	11/17/32	875,595	879,663
JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A3)
4.39% (2)	02/15/46	1,016,405	1,022,399
OBP Depositor LLC Trust (10-OBP-A)
4.65% (2)	07/15/45	1,505,000	1,565,861
RBS Commercial Funding, Inc. (13-GSP-A)
3.83% (1),(2)	01/13/32	1,555,000	1,582,698
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1)
3.87% (1),(2)	01/05/43	1,710,000	1,684,635
VNDO Mortgage Trust (12-6AVE-A)
3.00% (2)	11/15/30	1,250,000	1,248,283
VNDO Mortgage Trust (13-PENN-A)
3.81% (2)	12/13/29	1,675,000	1,712,881
Wells Fargo Commercial Mortgage Trust (13-120B-A) (P/O)
2.71% (1),(2)	03/18/28	1,695,000	1,692,474
WF-RBS Commercial Mortgage Trust (11-C4-A3)
4.39% (2)	06/15/44	1,533,598	1,562,727
WTC Depositor LLC Trust (12-7WTC-A)
4.08% (2)	03/13/31	231,278	232,038

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $20,969,768)			20,338,112

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 26.6%
Fannie Mae (01-14-SH) (I/F)
22.36% (-3.50 x 1 mo. USD LIBOR + 27.825%)(3)	03/25/30	173,862	253,354
Fannie Mae (01-34-FV)
2.06% (1 mo. USD LIBOR + 0.500%)(3)	08/25/31	227,745	228,778
Fannie Mae (04-W10-A6) (PAC)
5.75%	08/25/34	2,000,000	2,151,340
Fannie Mae (07-89-GF)
2.08% (1 mo. USD LIBOR + 0.520%)(3)	09/25/37	864,551	871,415

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE BACKED SECURITIES — AGENCY (Continued)
Fannie Mae (08-30-SA) (I/O) (I/F)
5.29% (-1.00 x 1 mo. USD LIBOR + 6.850%)(3)	04/25/38	$149,176	$24,104
Fannie Mae (08-62-SN) (I/O) (I/F)
4.64% (-1.00 x 1 mo. USD LIBOR + 6.200%)(3)	07/25/38	245,679	36,558
Fannie Mae (09-64-TB)
4.00%	08/25/29	2,102,447	2,171,381
Fannie Mae (09-68-SA) (I/O) (I/F)
5.19% (-1.00 x 1 mo. USD LIBOR + 6.750%)(3)	09/25/39	106,744	17,992
Fannie Mae (10-26-AS) (I/O) (I/F)
4.77% (-1.00 x 1 mo. USD LIBOR + 6.330%)(3)	03/25/40	1,737,585	225,589
Fannie Mae (11-111-DB)
4.00%	11/25/41	4,000,000	4,128,425
Fannie Mae, Pool #254634
5.50%	02/01/23	14,688	15,981
Fannie Mae, Pool #596686
6.50%	11/01/31	12,909	14,124
Fannie Mae, Pool #679263
4.50%	11/01/24	24,150	25,468
Fannie Mae, Pool #725275
4.00%	03/01/19	9,479	9,708
Fannie Mae, Pool #727575
5.00%	06/01/33	52,068	54,824
Fannie Mae, Pool #748751
5.50%	10/01/33	99,204	105,006
Fannie Mae, Pool #782593
4.50%	06/01/34	16,685	17,682
Fannie Mae, Pool #AB2127
3.50%	01/01/26	1,142,363	1,172,914
Fannie Mae, Pool #AB3679
3.50%	10/01/41	1,380,983	1,401,664
Fannie Mae, Pool #AB3685
4.00%	10/01/41	2,214,612	2,312,881
Fannie Mae, Pool #AB3864
3.50%	11/01/41	1,918,178	1,948,632
Fannie Mae, Pool #AB4045
3.50%	12/01/41	3,981,520	4,051,231
Fannie Mae, Pool #AC1604
4.00%	08/01/39	2,945,361	3,077,902
Fannie Mae, Pool #AL0209
4.50%	05/01/41	795,796	856,941
Fannie Mae, Pool #AL0851
6.00%	10/01/40	857,865	960,626
Fannie Mae, Pool #AL9106
4.50%	02/01/46	4,726,174	4,995,160
Fannie Mae, Pool #AS9830
4.00%	06/01/47	5,214,343	5,403,380
Fannie Mae, Pool #AS9972
4.00%	07/01/47	4,513,012	4,676,623
Fannie Mae, Pool #BC1158
3.50%	02/01/46	1,258,427	1,272,170
Fannie Mae, Pool #MA1561
3.00%	09/01/33	3,600,493	3,606,259
Fannie Mae, Pool #MA1584
3.50%	09/01/33	5,726,167	5,862,563
Fannie Mae, Pool #MA2995
4.00%	05/01/47	6,252,859	6,460,566
Fannie Mae, Pool #MA3027
4.00%	06/01/47	5,276,653	5,451,928
Fannie Mae, Pool #MA3058
4.00%	07/01/47	8,994,510	9,293,704
Fannie Mae, Pool #MA3237
3.00%	01/01/48	3,547,304	3,478,948
Fannie Mae, Pool #MA3238
3.50% (7)	01/01/48	9,894,579	9,993,592
Fannie Mae TBA, 15 Year
3.49% (6)	02/25/33	3,000,000	3,029,544
Fannie Mae TBA, 15 Year
3.00% (6)	02/16/33	10,395,000	10,449,005
Fannie Mae TBA, 30 Year
3.50% (6)	02/13/48	45,060,000	45,485,958
4.50% (6)	02/13/48	27,735,000	29,238,757
3.00% (6)	02/13/48	8,930,000	8,751,400
Freddie Mac (2439-KZ)
6.50%	04/15/32	170,810	188,431
Freddie Mac (2575-FD) (PAC)
2.01% (1 mo. USD LIBOR + 0.450%)(3)	02/15/33	418,838	420,984
Freddie Mac (2662-MT) (TAC)
4.50%	08/15/33	246,370	256,608
Freddie Mac (277-30)
3.00%	09/15/42	5,102,223	5,016,400
Freddie Mac (3315-S) (I/O) (I/F)
4.85% (-1.00 x 1 mo. USD LIBOR + 6.410%)(3)	05/15/37	54,550	5,920
Freddie Mac (3339-JS) (I/F)
32.70% (-6.50 x 1 mo. USD LIBOR + 42.835%)(3)	07/15/37	565,131	1,025,966
Freddie Mac (3351-ZC)
5.50%	07/15/37	439,193	483,263
Freddie Mac (3380-SM) (I/O) (I/F)
4.85% (-1.00 x 1 mo. USD LIBOR + 6.410%)(3)	10/15/37	691,554	105,608
Freddie Mac (3382-FL)
2.26% (1 mo. USD LIBOR + 0.700%)(3)	11/15/37	283,663	286,846
Freddie Mac (3439-SC) (I/O) (I/F)
4.34% (-1.00 x 1 mo. USD LIBOR + 5.900%)(3)	04/15/38	2,410,931	304,198
Freddie Mac (3578-DI) (I/O) (I/F)
5.09% (-1.00 x 1 mo. USD LIBOR + 6.650%)(3)	04/15/36	1,019,766	164,636
Freddie Mac (4139-PA) (PAC)
2.50%	11/15/41	3,319,440	3,281,924
Freddie Mac, Pool #A97179
4.50%	03/01/41	2,499,765	2,686,386
Freddie Mac, Pool #B15026
5.00%	06/01/19	3,487	3,545
Freddie Mac, Pool #B15591
5.00%	07/01/19	2,984	3,039
Freddie Mac, Pool #C90526
5.50%	02/01/22	12,416	13,460
Freddie Mac, Pool #G06360
4.00%	03/01/41	2,912,199	3,055,006
Freddie Mac, Pool #G06498
4.00%	04/01/41	2,190,208	2,291,404
Freddie Mac, Pool #G06499
4.00%	03/01/41	1,575,925	1,647,484
Freddie Mac, Pool #G07849
3.50%	05/01/44	1,731,739	1,762,518
Freddie Mac, Pool #G07924
3.50%	01/01/45	3,437,251	3,492,972
Freddie Mac, Pool #G08676
3.50%	11/01/45	6,770,701	6,846,762

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE BACKED SECURITIES — AGENCY (Continued)
Freddie Mac, Pool #G08677
4.00%	11/01/45	$4,854,428	$5,021,151
Freddie Mac, Pool #G08698
3.50%	03/01/46	2,379,338	2,404,678
Freddie Mac, Pool #G08710
3.00%	06/01/46	5,216,635	5,115,911
Freddie Mac, Pool #G08711
3.50%	06/01/46	10,497,460	10,605,568
Freddie Mac, Pool #G08715
3.00%	08/01/46	9,745,164	9,557,002
Freddie Mac, Pool #G08716
3.50%	08/01/46	6,981,296	7,053,172
Freddie Mac, Pool #G08721
3.00%	09/01/46	7,895,601	7,743,151
Freddie Mac, Pool #G08722
3.50%	09/01/46	2,768,028	2,796,526
Freddie Mac, Pool #G08726
3.00%	10/01/46	7,578,940	7,432,604
Freddie Mac, Pool #G08732
3.00%	11/01/46	7,319,569	7,178,241
Freddie Mac, Pool #G08741
3.00%	01/01/47	5,086,316	4,988,108
Freddie Mac, Pool #G08747
3.00%	02/01/47	4,533,131	4,445,604
Freddie Mac, Pool #G08750
3.00%	03/01/47	2,357,496	2,311,977
Freddie Mac, Pool #G18592
3.00%	03/01/31	2,443,073	2,456,816
Freddie Mac, Pool #G18622
2.50%	12/01/31	8,018,583	7,900,389
Freddie Mac, Pool #G18670
3.00%	12/01/32	1,752,364	1,762,019
Freddie Mac, Pool #G60344
4.00%	12/01/45	1,613,291	1,682,701
Freddie Mac, Pool #G67700
3.50%	08/01/46	2,304,139	2,339,331
Freddie Mac, Pool #G67703
3.50%	04/01/47	13,579,722	13,780,766
Freddie Mac, Pool #G67706
3.50%	12/01/47	3,954,639	4,013,804
Freddie Mac, Pool #G67707
3.50% (7)	01/01/48	13,675,000	13,898,022
Freddie Mac, Pool #Q05261
3.50%	12/01/41	2,623,054	2,675,003
Freddie Mac, Pool #Q20178
3.50%	07/01/43	4,257,693	4,340,672
Freddie Mac TBA, 30 Year
3.50% (6)	02/13/48	17,850,000	18,022,922
4.00% (6)	02/13/48	1,780,000	1,839,449
Ginnie Mae (09-66-UF)
2.56% (1 mo. USD LIBOR + 1.000%)(3)	08/16/39	651,803	667,235
Ginnie Mae (08-81-S) (I/O) (I/F)
4.64% (-1.00 x 1 mo. USD LIBOR + 6.200%)(3)	09/20/38	1,611,121	237,202
Ginnie Mae (08-27-SI) (I/O) (I/F)
4.91% (-1.00 x 1 mo. USD LIBOR + 6.470%)(3)	03/20/38	420,799	63,929
Ginnie Mae (04-30-UC) (PAC)
5.50%	02/20/34	250,678	254,143
Ginnie Mae (10-1-S) (I/O) (I/F)
4.19% (-1.00 x 1 mo. USD LIBOR + 5.750%)(3)	01/20/40	2,575,354	319,433
Ginnie Mae, Pool #MA4127
3.50%	12/20/46	5,533,845	5,638,801
Ginnie Mae, Pool #608259
4.50%	08/15/33	54,072	56,830
Ginnie Mae, Pool #782114
5.00%	09/15/36	167,333	180,493
Ginnie Mae II, Pool #MA3521
3.50%	03/20/46	4,518,497	4,606,396
Ginnie Mae II, Pool #MA3597
3.50%	04/20/46	4,345,773	4,430,312
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	6,139,480	6,257,753
Ginnie Mae II, Pool #MA3736
3.50%	06/20/46	5,224,485	5,326,724
Ginnie Mae II, Pool #MA4126
3.00%	12/20/46	10,806,461	10,712,385
Ginnie Mae II, Pool #MA4196
3.50%	01/20/47	3,572,309	3,640,078
Ginnie Mae II, Pool #MA4264
4.50%	02/20/47	2,021,080	2,119,560
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	1,888,356	1,993,027
Ginnie Mae II, Pool #MA4510
3.50%	06/20/47	2,015,540	2,054,331
Ginnie Mae II, Pool #MA4589
5.00%	07/20/47	5,221,205	5,510,615
Ginnie Mae II, Pool #MA4719
3.50%	09/20/47	1,652,689	1,684,607
Ginnie Mae II, Pool #MA4722
5.00%	09/20/47	1,814,291	1,911,242
Ginnie Mae II, Pool #MA4777
3.00% (7)	10/20/47	1,438,263	1,425,751
Ginnie Mae II, Pool #MA4838
4.00%	11/20/47	4,285,541	4,452,514
Ginnie Mae II TBA, 30 Year
3.00% (6)	02/21/48	8,610,000	8,524,573
4.00% (6)	02/21/48	4,045,000	4,185,785
4.50% (6)	03/20/48	22,890,000	23,899,484
NCUA Guaranteed Notes (10-R1-1A)
2.01% (1 mo. USD LIBOR + 0.450%)(3)	10/07/20	1,121,521	1,124,544
NCUA Guaranteed Notes (10-R3-1A)
2.12% (1 mo. USD LIBOR + 0.560%)(3),(8)	12/08/20	694,146	698,566
NCUA Guaranteed Notes (10-R3-2A)
2.12% (1 mo. USD LIBOR + 0.560%)(3)	12/08/20	635,782	639,817
NCUA Guaranteed Notes (11-R1-1A)
2.01% (1 mo. USD LIBOR + 0.450%)(3),(8)	01/08/20	640,876	642,634

Total Residential Mortgage-backed Securities — Agency (Cost: $478,592,054)			471,551,788

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.8%
Aegis Asset Backed Securities Trust (05-5-2A)
1.81% (1 mo. USD LIBOR + 0.250%)(3)	12/25/35	6,538,492	6,531,862
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through (05-R11-A1)
1.79% (1 mo. USD LIBOR + 0.230%)(3)	01/25/36	3,161,425	3,167,375

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Banc of America Funding Trust (15-R2-9A1)
1.78% (1 mo. USD LIBOR + 0.215%)(2),(3)	03/27/36	$3,796,459	$3,744,086
Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1)
1.97% (1 mo. USD LIBOR + 0.410%)(3)	12/25/35	1,801,953	1,816,004
Centex Home Equity (02-C-AF6)
4.50% (1)	09/25/32	121,992	123,069
Centex Home Equity (03-B-AF6)
3.17% (1)	06/25/33	374,072	374,530
Centex Home Equity (05-C-M1)
2.21% (1 mo. USD LIBOR + 0.645%)(3)	06/25/35	4,708,236	4,798,821
CIM Trust (17-7-A)
3.00% (1),(2)	04/25/57	7,085,418	7,078,368
Citigroup Mortgage Loan Trust, Inc. (05-5-2A2)
5.75% (8)	08/25/35	369,134	302,418
Conseco Financial Corp. (98-6-A8)
6.66% (1)	06/01/30	881,760	934,581
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)
5.75%	04/22/33	12,565	12,861
Credit Suisse Mortgage Capital Certificates (15-5R-1A1)
1.07% (2)	09/27/46	4,747,557	4,634,760
CSMC Trust (14-7R-8A1)
3.24% (1),(2)	07/27/37	3,823,623	3,833,563
GSAMP Trust (05-HE5-M1)
1.98% (1 mo. USD LIBOR + 0.420%)(3)	11/25/35	23,514	23,575
Home Equity Asset Trust (06-3-1A1)
1.76% (1 mo. USD LIBOR + 0.200%)(3)	07/25/36	5,368,463	5,373,511
Indymac Index Mortgage Loan Trust (05-AR6-2A1)
2.04% (1 mo. USD LIBOR + 0.480%)(3)	04/25/35	1,054,657	1,011,013
Merrill Lynch Mortgage Investors Trust (05-2-2A)
3.48% (1 year Treasury Constant Maturity Rate + 2.250%)(3)	10/25/35	3,629,934	3,761,667
Mid-State Trust (04-1-B)
8.90%	08/15/37	1,382,829	1,571,976
Morgan Stanley Capital, Inc. (04-WMC2-M1)
2.48% (1 mo. USD LIBOR + 0.915%)(3)	07/25/34	1,397,619	1,427,404
Morgan Stanley Home Equity Loan Trust (05-1-M3)
2.34% (1 mo. USD LIBOR + 0.780%)(3)	12/25/34	3,577,977	3,604,793
Morgan Stanley Mortgage Loan Trust (04-3-4A)
5.67% (1)	04/25/34	246,684	261,626
New Century Home Equity Loan Trust (05-1-A2C)
2.26% (1 mo. USD LIBOR + 0.700%)(3)	03/25/35	2,513,124	2,515,173
New Century Home Equity Loan Trust (05-3-M2)
2.30% (1 mo. USD LIBOR + 0.735%)(3)	07/25/35	3,157,656	3,171,598
New Century Home Equity Loan Trust (05-D-A1)
1.78% (1 mo. USD LIBOR + 0.220%)(3)	02/25/36	7,103,436	7,192,886
Nomura Resecuritization Trust (14-5R-3A1)
1.79% (1 mo. USD LIBOR + 0.240%)(2),(3)	05/26/37	1,637,419	1,621,768
Nomura Resecuritization Trust (15-1R-6A1)
1.88% (1 mo. USD LIBOR + 0.210%)(2),(3)	05/26/47	2,022,837	2,009,137
Nomura Resecuritization Trust (15-4R-3A1)
3.69% (1),(2)	02/26/36	651,265	654,671
Nomura Resecuritization Trust (15-5R-2A1)
3.47% (1),(2)	03/26/35	3,396,866	3,447,640
Structured Asset Securities Corp. (03-34A-5A4)
3.51% (1)	11/25/33	519,182	529,137
WaMu Mortgage Pass-Through Certificates (05-AR3-A2)
3.10% (1)	03/25/35	2,134,509	2,165,376
Wells Fargo Alternative Loan Trust (07-PA3-2A1)
6.00% (8)	07/25/37	148,326	146,244
Wells Fargo Home Equity Trust (04-2-A33)
2.56% (1 mo. USD LIBOR + 1.000%)(3)	10/25/34	7,394,689	7,442,147

Total Residential Mortgage-backed Securities — Non-agency (Cost: $82,738,716)			85,283,640

U.S. TREASURY SECURITIES — 23.8%
U.S. Treasury Bond
2.75%	11/15/47	118,195,000	113,744,214
U.S. Treasury Inflation Indexed Bond
0.13% (9)	07/15/26	6,807,298	6,566,165
0.88% (9)	02/15/47	8,534,575	8,716,573
U.S. Treasury Note
2.00%	01/31/20	315,000	314,137
2.00%	11/30/22	21,250,000	20,754,322
2.13%	12/31/22	85,845,000	84,255,526
2.25%	11/15/27	55,805,000	53,575,727
2.38%	01/31/23	135,335,000	134,399,156

Total U.S. Treasury Securities (Cost: $426,543,640)			422,325,820

Total Fixed Income Securities (Cost: $1,772,362,685)			1,769,307,912

	Shares
MONEY MARKET INVESTMENTS — 0.1%
Dreyfus Government Cash Management Fund — Institutional Shares, 1.21%(10)	944,000	944,000
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26%(10)	200,658	200,658

Total Money Market Investments (Cost: $1,144,658)		1,144,658

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 7.1%

Foreign Government Bonds — 2.8%
Japan Treasury Bill
0.00% (11)	02/26/18	JPY 2,590,000,000	23,729,293
0.00% (11)	03/26/18	JPY 2,870,000,000	26,296,712

Total Foreign Government Bonds (Cost: $48,652,246)			50,026,005

Discount Note — 1.7% (Cost: $29,986,000)
Federal Home Loan Bank
1.14% (11)	02/16/18	$30,000,000	29,983,860

U.S. Treasury Securities — 2.6%
U.S. Treasury Bill

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
U.S. Treasury Securities (Continued)
1.39% (12),(13)	06/14/18	$734,000	$729,920
1.41% (12)	04/19/18	45,000,000	44,866,921
Total U.S. Treasury Securities (Cost: $45,599,040)			45,596,841
Total Short-term Investments (Cost: $124,237,286)			125,606,706
Total Investments (107.1%) (Cost: $1,897,744,629)			1,896,059,276
Liabilities In Excess Of Other Assets (-7.1%)			(125,080,889)

Net Assets (100.0%)			$1,770,978,387

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

FUTURES
Number of Contracts	Type		Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation/ Depreciation
Long Futures — 12.6%
760	2-Year U.S. Treasury Note Futures		03/29/18	$162,965,177	$162,058,126	$(907,051)
537	5-Year U.S. Treasury Note Futures		03/29/18	62,688,187	61,599,773	(1,088,414)

				$225,653,364	$223,657,899	$(1,995,465)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(14)
Goldman Sachs & Co.	JPY	2,590,000,000	02/26/18	$23,132,105	$23,757,999	$(625,894)
Goldman Sachs & Co.	JPY	2,870,000,000	03/26/18	25,770,418	26,373,968	(603,550)

				$48,902,523	$50,131,967	$(1,229,444)

Notes to Schedule of Investments:

JPY	-	Japanese Yen.
ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
OTC	-	Over the Counter.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2018, the value of these securities amounted to $193,003,113 or 10.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2018.

(4)	Restricted security (Note 2).

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(7)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.

(9)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(10)	Rate disclosed is the 7-day net yield as of January 31, 2018.

(11)	Security is not accruing interest.

(12)	Rate shown represents yield-to-maturity.

(13)	All or a portion of this security is held as collateral for open futures contracts.

(14)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Aerospace/Defense	0.7%
Agriculture	0.4
Airlines	0.4
Asset-Backed Securities	5.5
Auto Manufacturers	0.5
Banks	12.6
Beverages	0.3
Biotechnology	0.6
Chemicals	0.1
Commercial Mortgage-Backed Securities — Agency	4.1
Commercial Mortgage-Backed Securities — Non-Agency	1.2
Diversified Financial Services	1.6
Electric	2.8
Energy-Alternate Sources	0.1
Environmental Control	0.2
Food	0.6
Forest Products & Paper	0.2
Gas	0.2
Healthcare-Products	0.2
Healthcare-Services	2.0
Insurance	0.5
Internet	0.1
Media	0.5
Mining	0.0 *
Miscellaneous Manufacturers	0.3
Municipal Bonds	1.5
Oil & Gas	0.1
Packaging & Containers	0.2
Pharmaceuticals	1.0
Pipelines	1.5
REIT	2.4
Residential Mortgage-Backed Securities — Agency	26.6
Residential Mortgage-Backed Securities — Non-Agency	4.8
Retail	0.6
Semiconductors	0.2
Short Term Investments	7.1
Software	0.2
Telecommunications	1.3
U.S. Treasury Securities	23.8
Money Market Investments	0.1

Total	107.1%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$572,916,265	$1,151,993	$574,068,258
Municipal Bonds	—	26,629,851	—	26,629,851
Asset-Backed Securities	—	96,534,989	—	96,534,989
Commercial Mortgage-Backed Securities — Agency	—	72,575,454	—	72,575,454
Commercial Mortgage-Backed Securities — Non-Agency	—	20,338,112	—	20,338,112
Residential Mortgage-Backed Securities — Agency	—	471,551,788	—	471,551,788
Residential Mortgage-Backed Securities — Non-Agency	—	85,283,640	—	85,283,640
U.S. Treasury Securities	407,043,082	15,282,738	—	422,325,820

Total Fixed Income Securities	407,043,082	1,361,112,837	1,151,993	1,769,307,912
Money Market Investments	1,144,658	—	—	1,144,658
Short-Term Investments*	45,596,841	80,009,865	—	125,606,706

Total Investments	$453,784,581	$1,441,122,702	$1,151,993	$1,896,059,276

Liability Derivatives
Futures
Interest Rate Risk	$(1,995,465)	$—	$—	$(1,995,465)
Forward Currency Contracts
Foreign Currency Risk	—	(1,229,444)	—	(1,229,444)

Total	$(1,995,465)	$(1,229,444)	$—	$(3,224,909)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 91.9% of Net Assets

Angola — 0.4% (Cost: $12,941,486)
Angolan Government International Bond
9.50% (1)	11/12/25		$11,595,000	$13,606,617

Argentina — 8.3%
Argentine Republic Government International Bond
5.88%	01/11/28		29,745,000	28,962,706
6.63%	07/06/28		48,285,000	49,540,410
6.88%	01/26/27		48,200,000	50,971,500
6.88%	01/11/48		64,385,000	62,453,450
7.13%	07/06/36		46,210,000	47,392,976
Banco Hipotecario S.A.
23.71% (Argentina BADLAR Private Deposit Rate + 2.500%)(2), (3)	01/12/20	ARS	212,317,000	10,634,778
Rio Energy S.A. / UGEN S.A. / UENSA S.A.
6.88% (3)	02/01/25		$9,000,000	9,096,750
Tecpetrol S.A.
4.88% (3)	12/12/22		14,910,000	14,697,533
YPF S.A.
6.95% (3)	07/21/27		21,525,000	22,239,630
7.00% (3)	12/15/47		9,385,000	8,918,566
27.13% (Argentina BADLAR Private Deposit Rate + 4.000%)(2), (3)	07/07/20		5,860,000	5,351,806

Total Argentina (Cost: $314,090,699)				310,260,105

Azerbaijan — 0.7% (Cost: $25,835,625)
Republic of Azerbaijan International Bond
3.50% (1)	09/01/32		29,250,000	25,933,664

Bahamas — 0.7% (Cost: $24,244,363)
Bahamas Government International Bond
6.00% (3)	11/21/28		24,030,000	25,625,592

Bahrain — 2.2%
Bahrain Government International Bond
7.00% (3)	10/12/28		41,783,000	42,566,431
Oil and Gas Holding Co. (The)
7.50% (3)	10/25/27		36,918,000	38,071,688

Total Bahrain (Cost: $79,748,106)				80,638,119

Brazil — 10.1%
Aegea Finance S.a.r.l.
5.75% (3)	10/10/24		15,925,000	16,203,687
Andrade Gutierrez International S.A.
4.00% (1)	04/30/18		8,816,000	8,419,280
Azul Investments LLP
5.88% (3)	10/26/24		13,150,000	13,117,125
Banco BTG Pactual S.A.
5.50% (3)	01/31/23		6,525,000	6,521,085
Banco do Brasil S.A.
6.25% (10 year Treasury Constant Maturity Rate + 4.398%)(1), (2), (4)	10/29/49		35,435,000	32,935,061
9.00% (10 year Treasury Constant Maturity Rate + 6.362%)(1), (2), (4)	06/29/49		21,947,000	23,724,707
Brazil Minas SPE via State of Minas Gerais
5.33% (1)	02/15/28		35,060,000	36,006,620
Cemig Geracao e Transmissao S.A.
9.25% (3)	12/05/24		5,490,000	5,969,003
CIMPOR Financial Operations BV
5.75% (1)	07/17/24		11,589,000	11,415,165
CSN Resources S.A.
6.50% (1)	07/21/20		14,181,000	13,786,768
MARB BondCo PLC
6.88% (3)	01/19/25		22,620,000	22,314,630
Petrobras Global Finance BV
5.75%	02/01/29		52,750,000	52,267,337
6.00% (3)	01/27/28		71,860,000	72,621,716
6.85%	12/31/99		31,223,000	30,902,964
7.38%	01/17/27		7,702,000	8,558,077
Samarco Mineracao S.A.
4.13% (1), (5)	11/01/22		13,565,000	10,757,045
5.38% (1), (5)	09/26/24		2,765,000	2,184,350
Vale Overseas, Ltd.
6.88%	11/10/39		7,195,000	9,099,517

Total Brazil (Cost: $365,712,277)				376,804,137

Chile — 1.8%
Banco de Credito e Inversiones
3.50% (3)	10/12/27		6,564,000	6,335,409
Bonos de la Tesoreria de la Republica
4.50%	03/01/26	CLP	11,600,000,000	19,336,908
Celulosa Arauco y Constitucion S.A.
5.50% (3)	11/02/47		$14,650,000	15,429,380
Latam Finance, Ltd.
6.88% (3)	04/11/24		25,550,000	27,146,875

Total Chile (Cost: $65,080,135)				68,248,572

China — 0.3% (Cost: $13,404,005)
Kaisa Group Holdings, Ltd.
8.50% (1)	06/30/22		13,348,000	13,023,750

Colombia — 1.4%
Banco GNB Sudameris S.A.
6.50% (5 year Treasury Constant Maturity Rate + 4.561%)(2), (3)	04/03/27		14,050,000	14,659,770
Colombian TES
7.50%	08/26/26	COP	50,500,000,000	19,087,869
Empresas Public Medellin
8.38% (3)	11/08/27	COP	52,767,000,000	19,406,974

Total Colombia (Cost: $49,585,875)				53,154,613

Costa Rica — 1.3%
Autopistas del Sol S.A.
7.38%(3)	12/30/30		$18,897,120	20,467,943
Costa Rica Government International Bond
7.00%(1)	04/04/44		12,670,000	13,371,918
7.16%(1)	03/12/45		12,620,000	13,487,625

Total Costa Rica (Cost: $46,145,570)				47,327,486

Dominican Republic — 1.8%
AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad Itabo, S.A.
7.95%(3)	05/11/26		14,505,000	15,767,878
Dominican Republic International Bond
5.95%(3)	01/25/27		32,345,000	34,774,109

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
Dominican Republic (Continued)
6.85%(1)	01/27/45		14,691,000	$16,417,193
Total Dominican Republic (Cost: $62,308,995)				66,959,180
Ecuador — 2.7%
Ecuador Government International Bond
7.88%(3)	01/23/28		24,500,000	24,906,700
7.95%(1)	06/20/24		29,440,000	31,243,200
8.88%(3)	10/23/27		18,125,000	19,754,438
9.65%(3)	12/13/26		21,855,000	24,996,656
Total Ecuador (Cost: $90,982,202)				100,900,994
Egypt — 2.0%
Egypt Government International Bond
6.13%(3)	01/31/22		18,805,000	19,968,559
7.50%(3)	01/31/27		20,725,000	23,237,906
8.50%(3)	01/31/47		26,100,000	29,980,418
Total Egypt (Cost: $66,417,907)				73,186,883
El Salvador — 1.3%
El Salvador Government International Bond
5.88%(1)	01/30/25		13,167,000	13,297,353
7.38%(1)	12/01/19		11,100,000	11,659,440
7.65%(1)	06/15/35		6,770,000	7,472,388
8.63%(3)	02/28/29		15,195,000	17,930,100
Total El Salvador (Cost: $45,956,929)				50,359,281
Ghana — 0.9%
Ghana Government International Bond
7.88%(1)	08/07/23		16,470,000	17,967,123
8.13%(1)	01/18/26		14,700,000	16,247,910
Total Ghana (Cost: $33,173,500)				34,215,033
Guatemala — 0.2% (Cost: $7,448,814)
Comunicaciones Celulares S.A. Via Comcel Trust
6.88%(1)	02/06/24		7,210,000	7,605,108
India — 0.9%
Azure Power Energy, Ltd.
5.50%(3)	11/03/22		10,690,000	10,783,537
Neerg Energy, Ltd.
6.00%(3)	02/13/22		7,257,000	7,393,069
Vedanta Resources PLC
6.38%(3)	07/30/22		15,760,000	16,467,624
Total India (Cost: $33,704,114)				34,644,230
Indonesia — 5.2%
Indonesia Government International Bond
3.50%	01/11/28		46,845,000	46,200,881
Indonesia Treasury Bond
7.50%	08/15/32	IDR	117,500,000,000	9,222,019
8.25%	05/15/36	IDR	104,000,000,000	8,758,263
Minejesa Capital BV
5.63%(3)	08/10/37		$30,635,000	32,214,081
Perusahaan Penerbit SBSN Indonesia III
4.15%(1)	03/29/27		56,940,000	58,149,975
Saka Energi Indonesia PT
4.45%(3)	05/05/24		38,880,000	39,470,976
Total Indonesia (Cost: $194,200,776)				194,016,195
Iraq — 0.7% (Cost: $23,526,980)
Iraq International Bond
5.80%(1)	01/15/28		26,400,000	26,203,584
Ivory Coast — 0.8% (Cost: $27,566,635)
Ivory Coast Government International Bond
6.13%(3)	06/15/33		28,040,000	28,828,625
Jamaica — 0.7% (Cost: $26,426,244)
Digicel Group, Ltd.
8.25%(1)	09/30/20		27,255,000	27,118,725
Jordan — 0.5% (Cost: $17,087,566)
Jordan Government International Bond
7.38%(3)	10/10/47		17,230,000	18,592,893
Kazakhstan — 2.6%
Kazakhstan Temir Zholy National Co. JSC
4.85%(3)	11/17/27		23,265,000	24,306,179
KazMunayGas National Co. JSC
4.75%(3)	04/19/27		42,520,000	44,380,250
5.75%(3)	04/19/47		26,930,000	28,781,437
Total Kazakhstan (Cost: $92,359,899)				97,467,866
Lebanon — 3.3%
Lebanon Government International Bond
5.45%(1)	11/28/19		63,145,000	63,165,206
5.80%(1)	04/14/20		19,585,000	19,605,662
6.00%(1)	01/27/23		26,170,000	25,984,193
6.40%	05/26/23		15,025,000	14,963,398
Total Lebanon (Cost: $124,140,415)				123,718,459
Malaysia — 1.3%
Malaysia Government Bond
3.23%	04/15/20	MYR	38,000,000	9,683,895
3.84%	04/15/33	MYR	39,000,000	9,378,228
3.89%	07/31/20	MYR	39,350,000	10,216,715
4.05%	08/15/24	MYR	37,000,000	9,469,038
4.16%	07/15/21	MYR	36,161,000	9,467,145
Total Malaysia (Cost: $45,763,405)				48,215,021
Mexico — 5.2%
Axtel SAB de CV
6.38%(3)	11/14/24		$11,650,000	12,120,660
Banco Mercantil del Norte S.A.
6.88% (5 year Treasury Constant Maturity Rate + 5.035%)(2), (3), (4)	12/31/99		13,225,000	13,929,892
Banco Mercantil del Norte S.A.
7.63% (10 year Treasury Constant Maturity Rate + 5.353%)(2), (3), (4)	12/31/99		18,680,000	20,689,968
Credito Real SAB de CV
9.13% (U.S Ten year Treasury Constant Maturity Rate +7.026%)(2), (3), (4)	12/31/99		9,570,000	9,971,940
Mexico Government International Bond
4.60%	02/10/48		8,900,000	8,770,950
Nemak SAB de CV
4.75%(3)	01/23/25		11,235,000	11,384,426
Petroleos Mexicanos

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
Mexico (Continued)
6.50% (1)	03/13/27		60,930,000	$66,725,662
6.63%	06/15/35		37,555,000	39,875,899
Unifin Financiera S.A.B. de C.V.
7.00% (3)	01/15/25		11,270,000	11,561,893

Total Mexico (Cost: $190,084,191)				195,031,290

Mongolia — 0.5% (Cost: $18,040,073)
Mongolia Government International Bond
5.13% (1)	12/05/22		18,980,000	19,074,900

Nigeria — 1.0%
Nigeria Government International Bond
6.50% (3)	11/28/27		18,075,000	18,785,347
7.63% (3)	11/28/47		15,770,000	16,903,863
Total Nigeria (Cost: $34,124,923)				35,689,210

Oman — 1.5%
Oman Government International Bond
5.63% (3)	01/17/28		29,000,000	29,245,485
6.75% (3)	01/17/48		24,715,000	25,190,146

Total Oman (Cost: $53,598,812)				54,435,631

Pakistan — 0.3% (Cost: $12,775,000)
Pakistan Government International Bond
6.88% (3)	12/05/27		12,775,000	12,918,719

Panama — 1.9%
AES El Salvador Trust III
6.75% (1)	03/28/23		10,500,000	10,263,852
AES Panama SRL
6.00% (3)	06/25/22		31,410,000	33,175,242
Banistmo S.A.
3.65% (3)	09/19/22		9,140,000	9,054,084
C&W Senior Financing Designated Activity Co.
6.88% (3)	09/15/27		18,900,000	19,963,125

Total Panama (Cost: $70,103,319)				72,456,303

Paraguay — 0.4% (Cost: $13,282,716)
Banco Regional SAECA
8.13% (3)	01/24/19		13,350,000	13,950,795

Peru — 3.2%
Cerro del Aguila S.A.
4.13% (3)	08/16/27		5,535,000	5,497,916
Fenix Power Peru S.A.
4.32% (3)	09/20/27		6,406,000	6,418,812
Inkia Energy, Ltd.
5.88% (3)	11/09/27		15,580,000	15,677,375
Orazul Energy Egenor S en C por A
5.63% (3)	04/28/27		24,000,000	23,690,400
Peruvian Government International Bond
6.95% (1)	08/12/31	PEN	76,200,000	28,257,895
Petroleos del Peru S.A.
5.63% (3)	06/19/47		$16,400,000	17,384,000
VM Holding S.A.
5.38% (3)	05/04/27		21,250,000	22,578,125

Total Peru (Cost: $116,369,188)				119,504,523

Romania — 0.7% (Cost: $26,841,897)
Romania Government Bond
5.80%	07/26/27	RON	94,420,000	27,864,063

Russia — 4.5%
Gazprom OAO via Gaz Capital S.A.
4.95% (3)	03/23/27		$23,880,000	24,909,228
Russian Federal Bond — OFZ
6.70%	05/15/19	RUB	1,561,000,000	27,743,096
7.70%	03/23/33	RUB	1,529,000,000	27,948,842
Russian Federation Government Bond
4.25% (1)	06/23/27		$55,000,000	56,518,000
5.25% (1)	06/23/47		29,200,000	30,794,495

Total Russia (Cost: $163,886,186)				167,913,661

Saudi Arabia — 1.9% (Cost: $72,893,658)
Saudi Government International Bond
3.63% (3)	03/04/28		73,360,000	71,819,807

South Africa — 3.1%
South Africa Government Bond
4.30%	10/12/28		66,140,000	63,990,450
4.88%	04/14/26		31,900,000	32,697,500
8.75%	01/31/44	ZAR	240,000,000	18,611,812

Total South Africa (Cost: $112,938,102)				115,299,762

Sri Lanka — 1.9%
Sri Lanka Government Bond
6.20% (3)	05/11/27		$40,637,000	42,843,589
6.83% (3)	07/18/26		18,725,000	20,550,687
11.50%	12/15/21	LKR	1,350,000,000	9,383,603

Total Sri Lanka (Cost: $69,818,307)				72,777,879

Turkey — 5.3%
Akbank TAS
7.20% (USD 5 Year Swap rate + 5.026%)(2), (3)	03/16/27		$7,750,000	8,110,956
Export Credit Bank of Turkey
5.38% (1)	10/24/23		11,350,000	11,503,225
Petkim Petrokimya Holding AS
5.88% (3)	01/26/23		12,100,000	12,288,397
Turkey Government International Bond
5.13%	02/17/28		29,735,000	29,244,372
5.75%	05/11/47		70,125,000	66,708,300
6.00%	03/25/27		56,165,000	59,218,972
Turkiye Vakiflar Bankasi TAO
5.75% (3)	01/30/23		11,450,000	11,415,650

Total Turkey (Cost: $198,463,048)				198,489,872

Ukraine — 5.2%
Ukraine Government International Bond
7.38% (3)	09/25/32		16,660,000	16,942,504
7.75% (1)	09/01/23		28,988,000	31,582,426
7.75% (1)	09/01/25		39,785,000	42,947,907
7.75% (1)	09/01/26		56,539,000	60,496,730
7.75% (1)	09/01/27		14,415,000	15,424,050
Ukreximbank Via Biz Finance PLC
9.75% (1)	01/22/25		25,380,000	28,393,875

Total Ukraine (Cost: $155,443,507)				195,787,492

United Kingdom — 0.2% (Cost: $6,222,500)
Vedanta Resources PLC
6.13% (1)	08/09/24		6,140,000	6,216,750

United States — 0.3% (Cost: $12,539,150)
Freeport-McMoRan, Inc.
4.55%	11/14/24		12,415,000	12,648,402

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
Uruguay — 0.7% (Cost: $27,774,615)
Uruguay Government International Bond
8.50% (3)	03/15/28	UYU	792,650,000	26,896,475

Venezuela — 0.8%
Petroleos de Venezuela S.A.
5.38% (1), (5)	04/12/27		$46,116,000	$10,994,054
Venezuela Government International Bond
8.25% (1)	10/13/24		26,361,200	7,128,069
9.25% (5)	09/15/27		34,835,000	9,983,711

Total Venezuela (Cost: $36,678,713)				28,105,834

Zambia — 1.2%
First Quantum Minerals, Ltd.
7.50% (3)	04/01/25		16,905,000	18,173,720
Zambia Government International Bond
8.97% (1)	07/30/27		23,100,000	25,738,598

Total Zambia (Cost: $42,950,500)				43,912,318

Total Fixed Income Securities (Cost: $3,322,680,927)				3,437,448,418

		Shares
EQUITY SECURITIES — 0.0%

Mexico — 0.0%
Corp. GEO S.A.B. de C.V.(6)			2,707,350	—
Hipotecaria Su Casita S.A. de C.V.(6)			240,079	—

Total Mexico (Cost: $—)				—

Total Equity Securities (Cost: $—)				—
Money Market Investments — 5.8%
State Street Institutional U.S. Government Money Market Fund — Premier Class(7)			217,342,032	217,342,032

Total Money Market Investments (Cost: $217,342,032)				217,342,032

Purchased Options (0.0%) (8) (Cost: $1,969,815)				1,821,900

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 3.0%

Foreign Government Bonds — 3.0%

Argentina — 1.2% (Cost: $45,484,907)
Central Bank of Argentina
0.00% (9)	07/18/18	ARS	945,235,000	43,181,094

Egypt — 1.0%
Egypt Treasury Bills
0.00% (9)	02/06/18	EGP	147,200,000	8,314,383
0.00% (9)	03/20/18	EGP	176,000,000	9,738,799
0.00% (9)	03/27/18	EGP	172,200,000	9,493,817
0.00% (9)	04/10/18	EGP	172,000,000	9,418,412

Total Egypt (Cost: $35,977,840)				36,965,411

Nigeria — 0.8%
Nigeria Treasury Bill
0.00% (9)	08/30/18	NGN	3,050,900,000	7,765,197
0.00% (9)	09/20/18	NGN	2,288,214,000	5,777,407
0.00% (9)	10/04/18	NGN	2,262,800,000	5,678,906
0.00% (9)	10/18/18	NGN	4,522,060,000	11,280,313

Total Nigeria (Cost: $29,391,764)				30,501,823

Total Foreign Government Bonds (Cost: $110,854,511)				110,648,328

Total Short-term Investments (Cost: $110,854,511)				110,648,328
Total Investments (100.7%) (Cost: $3,652,847,285)				3,767,260,678

Liabilities In Excess Of Other Assets (-0.7%)				(26,835,978)

Total Net Assets (100.0%)				$3,740,424,700

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

PURCHASED OPTIONS
Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Call / MXN Put	Barclays Capital	MXN	19.50	4/10/18	36,962	36,962	$353,167	$879,765	$(526,598)
USD Put / TRY Call	Citibank N.A.	TRY	3.85	12/19/18	72,670	72,670	1,468,733	1,090,050	378,683

							$1,821,900	$1,969,815	$(147,915)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Bank of America	PHP	908,136,600	03/28/18	$18,170,000	$17,659,300	$(510,700)
Bank of America	RUB	1,058,765,900	03/29/18	18,170,000	18,678,344	508,344
BNP Paribas S.A.	HUF	4,912,096,800	03/22/18	18,780,000	19,801,171	1,021,171
BNP Paribas S.A.	MXN	2,032,957,500	02/12/18	109,754,804	109,234,944	(519,860)
BNP Paribas S.A.	SAR	75,688,000	06/28/18	20,000,000	20,181,144	181,144
Citibank N.A.	KZT	6,111,893,400	04/19/18	18,829,000	18,602,534	(226,466)
Goldman Sachs & Co.	KZT	714,805,783	04/19/18	2,213,021	2,175,627	(37,394)

				$205,916,825	$206,333,064	$416,239

SELL (11)

Bank of America	SAR	10,559,508	05/20/19	$2,782,479	$2,809,339	$(26,860)
BNP Paribas S.A.	SAR	75,688,000	06/28/18	20,132,464	20,181,144	(48,680)
Citibank N.A.	SAR	65,340,492	05/20/19	17,217,521	17,383,725	(166,204)
Goldman Sachs & Co.	RUB	1,058,765,900	03/29/18	18,435,764	18,678,345	(242,581)
Standard Chartered PLC	MXN	1,016,478,750	02/12/18	52,500,000	54,617,472	(2,117,472)

				$111,068,228	$113,670,025	$(2,601,797)

WRITTEN OPTION
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount (000	Number of Contracts	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Call /MXN Put	Barclays Bank PLC	MXN	20.50	4/10/18	$36,962	36,962	$(114,913)	$(335,876)	$220,963

CREDIT DEFAULT SWAPS – BUY PROTECTION

Notional Amount(12)	Implied Credit Spread(13)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Receive Rate	Payment Frequency	Unrealized Appreciation	Premium (Received)	Value(14)
OTC Swaps
$15,900,000	0.552%	12/20/22	Bank of America	China Government Bond, 7.5%, due 10/28/27	1.0%	Quarterly	$(11,352)	$(322,213)	$(333,565)
$19,700,000	0.552%	12/20/22	Deutsche Bank AG	China Government Bond, 7.5%, due 10/28/27	1.0%	Quarterly	(14,066)	(399,219)	(413,285)
$31,900,000	0.905%	12/20/22	Citibank N.A.	Colombia Government Bond, 10.375%, 01/28/33	1.0%	Quarterly	(592,899)	433,323	(159,576)
$16,350,000	0.98%	12/20/22	Citibank N.A.	Mexico Government Bond, 4.15%, 03/28/27	1.0%	Quarterly	(142,524)	119,511	(23,013)
$36,000,000	0.98%	12/20/22	Citibank N.A.	Mexico Government Bond, 4.15%, 03/28/27	1.0%	Quarterly	(309,565)	258,895	(50,670)
$31,650,000	0.86%	12/20/22	Bank of America	Mexico Government Bond, 5.95%, 03/19/19	1.0%	Quarterly	(272,058)	227,510	(44,548)
$17,370,000	0.493%	12/20/22	Barclays Capital	Republic of Korea, 7.125%, 04/16/19	1.0%	Quarterly	(151,152)	(256,344)	(407,496)
$112,410,000	0.493%	12/20/22	Citibank N.A.	Republic of Korea, 7.125%, 04/16/19	1.0%	Quarterly	(978,181)	(1,658,934)	(2,637,115)

							$(2,471,797)	$(1,597,471)	$(4,069,268)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
CLP	-	Chilean Peso.
COP	-	Colombian Peso.
EGP	-	Egyptian Pound.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
KZT	-	Kazakhstani Tenge.
LKR	-	Sri Lankan Rupee.
MXN	-	Mexican Peso.
NGN	-	Nigeria Naira.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
RON	-	Romanian New Leu.
RUB	-	Russian Ruble.
SAR	-	Saudi Riyal.
USD	-	U.S. Dollar.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.
OTC		Over the Counter.

(1)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2018, the value of these securities amounted to $1,012,850,118 or 27.1% of net assets.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2018.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2018, the value of these securities amounted to $1,483,975,032 or 39.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)	Perpetual Maturity.

(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(6)	Non-income producing security.

(7)	Rate disclosed is the 7-day net yield as of January 31, 2018.

(8)	See separate table for description of purchased options.

(9)	Security is not accruing interest.

(10)	Fund buys foreign currency, sells U.S. Dollar.

(11)	Fund sells foreign currency, buys U.S. Dollar.

(12)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(13)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(14)	The value of a credit default swap agreements serves as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund Investments by Industry (Unaudited))	January 31, 2018

Industry	Percentage of Net Assets
Airlines	1.1
Auto Parts & Equipment	0.3
Banks	4.4
Building Materials	0.3
Chemicals	0.3
Commercial Services	0.5
Currency Options	0.0	*
Diversified Financial Services	0.8
Electric	4.5
Energy-Alternate Sources	0.7
Engineering & Construction	0.2
Food	0.6
Foreign Government Bonds	56.7
Forest Products & Paper	0.4
Iron & Steel	1.0
Mining	2.0
Oil & Gas	13.1
Oil & Gas Services	1.0
Real Estate	0.3
Regional (State & Province)	1.0
Short Term Investments	3.0
Telecommunications	1.7
Transportation	0.6
Water	0.4
Money Market Investments	5.8

Total	100.7%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—		$40,264,000	$—	$40,264,000
Auto Parts & Equipment	—		11,384,426	—	11,384,426
Banks	—		165,441,070	—	165,441,070
Building Materials	—		11,415,165	—	11,415,165
Chemicals	—		12,288,397	—	12,288,397
Commercial Services	—		20,467,943	—	20,467,943
Diversified Financial Services	—		28,054,918	—	28,054,918
Electric	—		168,081,532	—	168,081,532
Energy-Alternate Sources	—		27,273,356	—	27,273,356
Engineering & Construction	—		8,419,280	—	8,419,280
Food	—		22,314,630	—	22,314,630
Foreign Government Bonds	—		2,112,203,342	—	2,112,203,342
Forest Products & Paper	—		15,429,380	—	15,429,380
Iron & Steel	—		35,827,680	—	35,827,680
Mining	—		76,084,621	—	76,084,621
Oil & Gas Services	—		38,071,687	—	38,071,687
Oil & Gas	—		488,079,136	—	488,079,136
Real Estate	—		13,023,750	—	13,023,750
Regional (State & Province)	—		36,006,620	—	36,006,620
Telecommunications	—		66,807,618	—	66,807,618
Transportation	—		24,306,179	—	24,306,179
Water	—		16,203,688	—	16,203,688

Total Fixed Income Securities	—		3,437,448,418	—	3,437,448,418

Equity Securities
Miscellaneous Manufacturers	—	*	—	—	— *

Total Equity Securities	—	*	—	—	— *

Money Market Investments	217,342,032		—	—	217,342,032
Currency Options	—		1,821,900	—	1,821,900
Short-Term Investments	—		110,648,328	—	110,648,328

Total Investments	$217,342,032		$3,549,918,646	$—	$3,767,260,678

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—		1,710,659	—	1,710,659

Total	$217,342,032		$3,551,629,305	$—	$3,768,971,337

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—		$(3,896,217)	$—	$(3,896,217)
Written Options
Foreign Currency Risk	—		(114,913)	—	(114,913)
Swap Agreements
Credit Risk	—		(4,069,268)	—	(4,069,268)

Total	$—		$(8,080,398)	$—	$(8,080,398)

*	Amount rounds to less than $1.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 90.4% of Net Assets

Argentina — 0.5%
Argentine Bonos del Tesoro
18.20%	10/03/21	ARS	11,165,875	$604,603
Banco Hipotecario S.A.
23.71% (Argentina BADLAR Private Deposit Rate + 2.500%)(1), (2)	01/12/20	ARS	11,780,000	590,051
YPF S.A.
27.13% (Argentina BADLAR Private Deposit Rate + 4.000%)(1), (2)	07/07/20		$560,000	511,436

Total Argentina (Cost: $2,004,460)				1,706,090

Brazil — 10.1%
Brazil Notas do Tesouro Nacional, Series B
6.00%	08/15/22	BRL	4,280,000	4,388,965
6.00%	05/15/45	BRL	1,150,000	1,252,639
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/21	BRL	19,710,000	6,438,768
10.00%	01/01/23	BRL	5,000,000	1,626,662
10.00%	01/01/25	BRL	59,695,000	19,316,114

Total Brazil (Cost: $30,504,679)				33,023,148

Chile — 1.4%
Bonos de la Tesoreria de la Republica en pesos
4.50%	03/01/26	CLP	1,645,000,000	2,742,174
Bonos del Banco Central de Chile en UF
3.00%	03/01/23	CLP	965,697,840	1,771,141

Total Chile (Cost: $4,306,085)				4,513,315

Colombia — 6.5%
Colombian TES (Treasury) Bond, Series B
6.00%	04/28/28	COP	14,700,000,000	4,984,323
7.00%	05/04/22	COP	18,351,900,000	6,783,946
7.50%	08/26/26	COP	4,230,000,000	1,598,845
10.00%	07/24/24	COP	14,219,400,000	6,056,522
Empresas Public Medellin
8.38% (2)	11/08/27	COP	5,150,000,000	1,894,099

Total Colombia (Cost: $19,567,165)				21,317,735

Egypt — 0.3% (Cost: $815,150)
Egypt Government Bond
15.16%	10/10/22	EGP	14,500,000	834,183

Greece — 0.6% (Cost: $1,791,296)
Hellenic Republic Government Bond
4.38% (3)	08/01/22	EUR	1,540,000	2,040,957

Hungary — 2.6%
Hungary Government Bond
2.75%	12/22/26	HUF	768,450,000	3,217,025
3.00%	10/27/27	HUF	1,239,000,000	5,262,451

Total Hungary (Cost: $7,744,178)				8,479,476

India — 0.4% (Cost: $1,281,967)
India Government Bond
7.72%	05/25/25	INR	80,000,000	1,268,919

Indonesia — 11.3%
Indonesia Treasury Bond
7.00%	05/15/22	IDR	24,200,000,000	1,889,763
8.25%	07/15/21	IDR	59,400,000,000	4,789,024
8.25%	05/15/36	IDR	88,425,000,000	7,446,629
8.38%	03/15/24	IDR	44,228,000,000	3,711,406
8.38%	09/15/26	IDR	124,506,000,000	10,543,278
8.38%	03/15/34	IDR	100,482,000,000	8,533,296

Total Indonesia (Cost: $35,542,836)				36,913,396

Malaysia — 8.1%
Malaysia Government Bond
3.48%	03/15/23	MYR	16,860,000	4,260,689
3.66%	10/15/20	MYR	12,728,000	3,287,679
3.76%	03/15/19	MYR	10,700,000	2,763,017
3.80%	08/17/23	MYR	17,625,000	4,506,013
3.84%	04/15/33	MYR	15,080,000	3,626,248
3.95%	04/14/22	MYR	5,500,000	1,414,598
4.05%	09/30/21	MYR	14,770,000	3,843,410
4.18%	07/15/24	MYR	10,600,000	2,758,951

Total Malaysia (Cost: $24,480,833)				26,460,605

Mexico — 10.1%
Mexico Government Bond (BONOS)
4.00%	11/15/40	MXN	79,253,788	4,450,919
5.75%	03/05/26	MXN	109,350,000	5,241,926
6.50%	06/09/22	MXN	105,500,000	5,455,057
7.50%	06/03/27	MXN	114,080,000	6,090,304
8.00%	12/07/23	MXN	87,500,000	4,806,590
10.00%	12/05/24	MXN	91,500,000	5,564,462
Petroleos Mexicanos
7.19% (3)	09/12/24	MXN	22,240,000	1,064,542
7.65% (3)	11/24/21	MXN	3,700,000	190,466

Total Mexico (Cost: $32,949,964)				32,864,266

Peru — 4.3%
Peruvian Government International Bond
6.15% (3)	08/12/32	PEN	8,950,000	3,102,799
6.35% (2)	08/12/28	PEN	15,750,000	5,554,587
6.71% (3)	02/12/55	PEN	5,381,000	1,871,229
6.95% (3)	08/12/31	PEN	9,771,000	3,623,463

Total Peru (Cost: $12,633,076)				14,152,078

Poland — 1.4% (Cost: $4,236,800)
Republic of Poland Government Bond
2.50%	07/25/27	PLN	16,250,000	4,518,711

Romania — 4.9%
Romania Government Bond
4.75%	02/24/25	RON	13,890,000	3,807,911
5.80%	07/26/27	RON	24,380,000	7,194,724
5.85%	04/26/23	RON	17,600,000	5,105,054

Total Romania (Cost: $15,530,758)				16,107,689

Russia — 9.2%
Russian Federal Bond — OFZ
7.00%	01/25/23	RUB	205,000,000	3,673,632
7.00%	08/16/23	RUB	406,750,000	7,286,891
7.05%	01/19/28	RUB	261,000,000	4,622,425
7.10%	10/16/24	RUB	415,000,000	7,420,638
7.40%	12/07/22	RUB	390,500,000	7,116,499

Total Russia (Cost: $27,892,939)				30,120,085

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
Serbia — 1.5%
Serbia Treasury Bond
5.75%	07/21/23	RSD	158,300,000	1,767,411
10.00%	02/05/22	RSD	252,500,000	3,211,514

Total Serbia (Cost: $4,060,785)				4,978,925

South Africa — 8.8%
South Africa Government Bond
7.00%	02/28/31	ZAR	89,800,000	6,393,170
8.75%	01/31/44	ZAR	71,100,000	5,513,749
8.88%	02/28/35	ZAR	83,700,000	6,750,516
10.50%	12/21/26	ZAR	104,494,062	9,908,400

Total South Africa (Cost: $24,346,917)				28,565,835

Sri Lanka — 0.4% (Cost: $1,229,804)
Sri Lanka Government Bonds
10.75%	03/01/21	LKR	190,000,000	1,280,366

Turkey — 6.7%
Turkey Government Bond
8.30%	06/20/18	TRY	7,241,148	1,898,403
9.20%	09/22/21	TRY	12,500,000	3,068,854
10.40%	03/27/19	TRY	8,960,000	2,333,508
10.50%	01/15/20	TRY	20,375,000	5,242,296
10.60%	02/11/26	TRY	10,600,000	2,695,634
10.70%	02/17/21	TRY	8,100,000	2,075,417
11.00%	03/02/22	TRY	16,993,000	4,414,266

Total Turkey (Cost: $21,761,965)				21,728,378

Uruguay — 1.3% (Cost: $4,141,192)
Uruguay Government International Bond
8.50% (2)	03/15/28	UYU	119,400,000	4,051,522

Total Fixed Income Securities (Cost: $276,822,849)				294,925,679

PURCHASED OPTIONS (0.0%) (Cost: $211,272) (5)				169,496

	Shares
MONEY MARKET INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26%(4)	3,231,911	3,231,911

Total Money Market Investments (Cost: $3,231,911)		3,231,911

SHORT TERM INVESTMENTS — 5.6%

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 5.6%

Foreign Government Bonds — 5.6%

Argentina — 1.5%
Central Bank of Argentina
0.00% (6)	02/21/18	ARS	4,000,000	200,999
0.00% (6)	07/18/18	ARS	81,000,000	3,700,317
0.00% (6)	08/15/18	ARS	24,120,000	1,083,510

Total Argentina (Cost: $5,523,209)				4,984,826

Egypt — 2.1%
Egypt Treasury Bills
0.00% (6)	02/06/18	EGP	30,900,000	$1,745,342
0.00% (6)	02/27/18	EGP	26,500,000	1,481,254
0.00% (6)	03/20/18	EGP	24,200,000	1,339,085
0.00% (6)	04/10/18	EGP	44,300,000	2,425,789

Total Egypt (Cost: $6,961,746)				6,991,470

Nigeria — 2.0%
Nigeria Treasury Bill
0.00% (6)	08/30/18	NGN	370,000,000	941,730
0.00% (6)	09/13/18	NGN	123,000,000	311,489
0.00% (6)	09/20/18	NGN	744,003,000	1,878,499
0.00% (6)	10/18/18	NGN	589,000,000	1,469,265
0.00% (6)	11/29/18	NGN	425,000,000	1,045,205
0.00% (6)	01/03/19	NGN	300,000,000	728,305

Total Nigeria (Cost: $6,326,412)				6,374,493

Total Short-term Investments (Cost: $18,811,367)				18,350,789

Total Investments (97.1%) (Cost: $299,077,399)				316,677,875
Excess Of Other Assets Over Liabilities (2.9%)				9,486,573

Total Net Assets (100.0%)				$326,164,448

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Purchased Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount (000)	Number of Contracts	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Call / MXN Put	Barclays Bank PLC	MXN	19.50	4/10/18	$4,694	4,694	$44,851	$111,727	$(66,876)
USD Call / ZAR Put	Bank of America, NA	ZAR	12.42	2/22/18	1,620	1,620	5,804	11,345	(5,541)
USD Put / TRY Call	Citibank, N.A.	TRY	3.85	12/19/18	5,880	5,880	118,841	88,200	30,641

							$169,496	$211,272	$(41,776)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (7)
Bank of America	HUF	230,730,500	03/22/18	$910,000	$930,099	$20,099
Bank of America	PEN	5,369,925	02/27/18	1,616,474	1,668,853	52,379
Bank of America	PLN	2,637,525	02/28/18	750,000	791,666	41,666
Bank of America	THB	560,236,820	02/01/18	16,915,000	17,887,509	972,509
Bank of America	THB	195,000,000	04/09/18	6,087,852	6,236,151	148,299
Barclays Capital	PLN	78,585,200	02/28/18	22,300,000	23,587,728	1,287,728
BNP Paribas S.A.	CZK	193,109,400	03/19/18	9,000,000	9,541,059	541,059
BNP Paribas S.A.	HUF	1,536,665,000	03/22/18	5,875,000	6,194,456	319,456
BNP Paribas S.A.	MXN	159,860,328	02/12/18	8,630,500	8,589,621	(40,879)
BNP Paribas S.A.	RON	17,069,400	03/20/18	4,360,000	4,573,910	213,910
BNP Paribas S.A.	THB	56,190,400	02/01/18	1,730,000	1,794,074	64,074
Citibank N.A.	KZT	519,276,710	04/19/18	1,600,000	1,580,503	(19,497)
Citibank N.A.	PLN	15,491,080	02/28/18	4,360,000	4,649,723	289,723
Goldman Sachs & Co.	KZT	1,095,880,958	04/19/18	3,412,746	3,335,490	(77,256)
Goldman Sachs & Co.	PLN	8,942,157	02/28/18	2,530,000	2,684,032	154,032
Standard Chartered PLC	CLP	2,817,732,800	04/23/18	4,640,000	4,682,552	42,552
Standard Chartered PLC	PHP	149,236,500	02/26/18	2,930,000	2,906,076	(23,924)
Standard Chartered PLC	PLN	6,369,073	02/28/18	1,800,000	1,911,708	111,708
Standard Chartered PLC	THB	605,374,500	04/25/18	19,100,000	19,368,131	268,131

				$118,547,572	$122,913,341	$4,365,769

SELL (8)
Bank of America	MXN	8,466,564	02/12/18	$450,000	$454,926	$(4,926)
Bank of America	RON	17,069,400	03/20/18	4,535,512	4,573,910	(38,398)
Bank of America	RUB	322,993,100	04/23/18	5,630,000	5,682,977	(52,977)
BNP Paribas S.A.	PLN	20,747,034	02/28/18	5,875,000	6,227,323	(352,323)
Goldman Sachs & Co.	CZK	193,109,400	03/19/18	8,967,235	9,541,059	(573,824)
Goldman Sachs & Co.	PEN	5,369,925	02/27/18	1,650,000	1,668,852	(18,852)
Standard Chartered PLC	MXN	71,463,600	02/12/18	3,700,000	3,839,884	(139,884)
Standard Chartered PLC	THB	616,427,220	02/01/18	19,384,504	19,681,585	(297,081)

				$50,192,251	$51,670,516	$(1,478,265)

Written Options - OTC

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount (000	Number of Contracts	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Call / MXN Put	Barclays Capital	MXN	20.50	4/10/18	$4,694	4,694	$(14,593)	$(42,655)	$28,062
USD Put / ZAR Call	Bank of America, NA	ZAR	11.73	2/22/18	1,620	1,620	(11,337)	(9,176)	(2,161)

							$(25,930)	$(51,831)	$25,901

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
COP	-	Colombian Peso.
CZK	-	Czech Koruna.
EGP	-	Egyptian Pound.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
KZT	-	Kazakhstani Tenge.
LKR	-	Sri Lankan Rupee.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NGN	-	Nigeria Naira.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RON	-	Romanian New Leu.
RSD	-	Serbian Dinar..
RUB	-	Russian Ruble.
THB	-	Thai Baht.
TRY	-	Turkish New Lira.
USD	-	U.S. Dollar.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.
OTC		Over the Counter.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2018.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2018, the value of these securities amounted to $12,601,695 or 3.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2018, the value of these securities amounted to $11,893,456 or 3.7% of net assets.

(4)		Rate disclosed is the 7-day net yield as of January 31, 2018.

(5)		See separate table for description of purchased options.

(6)		Security is not accruing interest.

(7)		Fund buys foreign currency, sells U.S. Dollar.

(8)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Banks	1.1%
Electric	0.6
Currency Options	0.0 *
Foreign Government Bonds	88.2
Oil & Gas	0.6
Short Term Investments	5.6
Money Market Investments	1.0

Total	97.1%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$2,361,192	$—	$2,361,192
Electric	—	1,894,099	—	1,894,099
Foreign Government Bonds	—	288,903,944	—	288,903,944
Oil & Gas	—	1,766,444	—	1,766,444

Total Fixed Income Securities	—	294,925,679	—	294,925,679

Currency Options	—	169,496	—	169,496
Money Market Investments	3,231,911	—	—	3,231,911
Short-Term Investments	—	18,350,789	—	18,350,789

Total Investments	3,231,911	313,445,964	—	316,677,875

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	4,527,325	—	4,527,325

Total	$3,231,911	$317,973,289	$—	$321,205,200

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,639,821)	$—	$(1,639,821)
Written Options
Foreign Currency Risk	—	(25,930)	—	(25,930)

Total	$—	$(1,665,751)	$—	$(1,665,751)

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 23.7% of Net Assets

ASSET-BACKED SECURITIES — 0.9%
Educational Services of America, Inc. (12-2-A)
2.29% (1 mo. USD LIBOR + 0.730%)(1), (2)	04/25/39	$8,331	$8,334
Nelnet Student Loan Trust (12-5A-A)
2.16% (1 mo. USD LIBOR + 0.600%)(1), (2)	10/27/36	4,778	4,781
Scholar Funding Trust (11-A-A)
2.66% (3 mo. USD LIBOR + 0.900%)(1), (2)	10/28/43	3,977	3,993

Total Asset-backed Securities (Cost: $17,164)			17,108

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.3%
Fannie Mae (13-M4-ASQ2)
1.45%	02/25/18	342	342
Freddie Mac Multifamily Structured Pass-Through Certificates (KF05-A)
1.91% (1 mo. USD LIBOR + 0.350%)(2)	09/25/21	5,370	5,382

Total Commercial Mortgage-backed Securities — Agency (Cost: $5,712)			5,724

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.6% (Cost: $2,952)
LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O)
0.51% (1), (3), (4), (5)	09/15/39	1,574,184	10,006

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.8% (Cost: $14,299)
Fannie Mae (05-W3-2AF)
1.78% (1 mo. USD LIBOR + 0.220%)(2)	03/25/45	14,666	14,599

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 10.0%
Bear Stearns Alt-A Trust (04-13-A1)
2.30% (1 mo. USD LIBOR + 0.740%)(2)	11/25/34	2,855	2,862
Bombardier Capital Mortgage Securitization Corp. (01-A-A)
6.81% (4)	12/15/30	4,407	4,465
Centex Home Equity Loan Trust (05-A-AF5)
5.78%	01/25/35	56,358	57,374
Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1)
2.58% (1 mo. USD LIBOR + 1.020%)(2)	11/25/33	10,607	10,392
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)
2.56% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	11,846	11,569
Homestar Mortgage Acceptance Corp. (04-5-A1)
2.46% (1 mo. USD LIBOR + 0.900%)(2)	10/25/34	2,130	2,151
JPMorgan Mortgage Trust (05-A6-7A1)
3.63% (4)	08/25/35	28,667	28,037
MASTR Seasoned Securitization Trust (05-1-4A1)
3.41% (4)	10/25/32	21,936	22,161
Mid-State Trust (04-1-M1)
6.50%	08/15/37	25,505	27,134

Morgan Stanley Mortgage Loan Trust (04-6AR-1A)
2.46% (1 mo. USD LIBOR + 0.900%)(2)	07/25/34	$6,036	$6,008
Residential Asset Mortgage Products, Inc. (04-SL3-A2)
6.50%	12/25/31	12,248	12,271

Total Residential Mortgage-backed Securities — Non-agency (Cost: $164,302)			184,424

CORPORATE BONDS — 11.1%

Airlines — 2.4% (Cost: $42,188)
Continental Airlines, Inc. Pass-Through Certificates (00-1-A1) (EETC)
8.05%	05/01/22	40,771	43,804

Banks — 4.1% (Cost: $75,026)
Citigroup, Inc.
3.12% (3 mo. USD LIBOR + 1.700%)(2)	05/15/18	75,000	75,327

Insurance — 3.8% (Cost: $68,195)
Nationwide Mutual Insurance Co.
3.88% (3 mo. USD LIBOR + 2.290%)(1), (2)	12/15/24	70,000	69,912

REIT — 0.8% (Cost: $14,817)
HCP, Inc.
3.15%	08/01/22	15,000	15,000

Total Corporate Bonds (Cost: $200,226)			204,043

Total Fixed Income Securities (Cost: $404,655)			435,904

	Shares
MONEY MARKET INVESTMENTS — 23.4%
State Street Institutional U.S. Government Money Market Fund — Premier Class,
1.26%(6), (7)	430,353	430,353

Total Money Market Investments (Cost: $430,353)		430,353

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 54.4%

U.S. Treasury Securities — 54.4%
U.S. Treasury Bill
1.39%(8)	04/19/18	$249,000	248,264
1.42%(8)	04/26/18	273,000	272,098
1.45%(8)	05/03/18	160,000	159,417
1.59%(8)	07/05/18	322,000	319,846

Total U.S. Treasury Securities (Cost: $999,661)			999,625

Total Short-term Investments (Cost: $999,661)			999,625

Total Investments (101.5%) (Cost: $1,834,669)			1,865,882

Liabilities In Excess Of Other Assets (-1.5%)			(28,317)

Net Assets (100.0%)			$1,837,565

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Total Return Swaps (6)
Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$1,806,719	2/21/18	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(9)	Monthly	$21,312	$—	$21,312

Notes to Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
I/O	-	Interest Only Security.
OTC	-	Over the Counter.
REIT	-	Real Estate Investment Trust.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2018, the value of these securities amounted to $97,026 or 5.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2018.

(3)		Restricted security (Note 2).

(4)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)		For fair value measurement disclosure purposes, security is categorized as level 3.

(6)		All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(7)		Rate disclosed is the 7-day net yield as of January 31, 2018.

(8)		Rate shown represents yield-to-maturity.

(9)		Custom Index has exposure to the following commodities as shown in the table below:

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Continued)	January 31, 2018

Description	Notional	Weight %
Gold	$213,555	11.8%
Natural Gas	146,525	8.1%
Brent Crude Oil	137,130	7.6%
WTI Crude Oil	134,781	7.5%
Copper High Grade	125,386	6.9%
Corn	113,462	6.3%
Soybeans	108,764	6.0%
Aluminium Primary	80,038	4.4%
Live Cattle	78,231	4.3%
RBOB Gasoline	75,521	4.2%
Silver	64,861	3.6%
Heating Oil	64,500	3.6%
SRW Wheat	61,970	3.4%
Zinc High Grade	57,454	3.2%
Soybean Meal	56,731	3.1%
Sugar #11	55,105	3.1%
Nickel Primary	52,756	2.9%
Soybean Oil	47,697	2.6%
Coffee ‘C’ Arabica	44,265	2.5%
Lean Hogs	37,038	2.1%
Cotton	25,655	1.4%
HRW Wheat	25,294	1.4%

	$1,806,719	100.0%

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Airlines	2.4%
Asset-Backed Securities	0.9
Banks	4.1
Commercial Mortgage-Backed Securities — Agency	0.3
Commercial Mortgage-Backed Securities — Non-Agency	0.6
Insurance	3.8
REIT	0.8
Residential Mortgage-Backed Securities — Agency	0.8
Residential Mortgage-Backed Securities — Non-Agency	10.0
U.S. Treasury Bills	54.4
Money Market Investments	23.4

Total	101.5%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$17,108	$—	$17,108
Commercial Mortgage-Backed Securities — Agency	—	5,724	—	5,724
Commercial Mortgage-Backed Securities — Non-Agency	—	—	10,006	10,006
Residential Mortgage-Backed Securities — Agency	—	14,599	—	14,599
Residential Mortgage-Backed Securities— Non-Agency	—	184,424	—	184,424
Corporate Bonds*	—	204,043	—	204,043

Total Fixed Income Securities	—	425,898	10,006	435,904

Money Market Investments	430,353	—	—	430,353
Short-Term Investments	999,625	—	—	999,625

Total Investments	$1,429,978	$425,898	$10,006	$1,865,882

Asset Derivatives
Swap Agreements
Commodity Risk	—	21,312	—	21,312

Total Investments	$1,429,978	$447,210	$10,006	$1,887,194

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 92.3% of Net Assets

CORPORATE BONDS — 22.1%

Aerospace/Defense — 0.5%
BAE Systems Holdings, Inc.
6.38% (1)	06/01/19	$35,000	$36,693
United Technologies Corp.
1.78% (2)	05/04/18	50,000	49,974

			86,667

Airlines — 0.9%
Continental Airlines, Inc. Pass-Through Trust (01-1A-1) (EETC)
6.70%	12/15/22	14,186	15,330
Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC)
6.72%	07/02/24	69,463	76,238
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC)
6.25%	10/22/24	14,509	15,977
US Airways Group, Inc. Pass-Through Certificates (12-1A) (EETC)
5.90%	04/01/26	43,611	47,882

			155,427

Auto Manufacturers — 0.3%
General Motors Co.
3.50%	10/02/18	50,000	50,413

Banks — 8.4%
Bank of America Corp.
5.65%	05/01/18	40,000	40,368
6.88%	04/25/18	15,000	15,175
BBVA Bancomer S.A. (Mexico)
6.75% (1)	09/30/22	200,000	223,660
Citigroup, Inc.
2.05%	12/07/18	125,000	124,991
2.50%	09/26/18	50,000	50,123
3.14% (2)	01/24/23	75,000	75,084
6.13%	05/15/18	50,000	50,590
Goldman Sachs Group, Inc. (The)
6.15%	04/01/18	100,000	100,687
HBOS PLC (United Kingdom)
6.75% (1)	05/21/18	40,000	40,496
JPMorgan Chase & Co.
2.25%	01/23/20	75,000	74,607
3.90%	07/15/25	100,000	103,366
Morgan Stanley
3.15% (3 mo. USD LIBOR + 1.375%)(3)	02/01/19	50,000	50,482
6.63%	04/01/18	75,000	75,582
Wachovia Corp.
5.75%	02/01/18	55,000	55,000
Wells Fargo & Co.
3.00%	04/22/26	85,000	82,487
Wells Fargo Bank N.A.
2.40%	01/15/20	250,000	249,560

			1,412,258

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.
4.90%	02/01/46	29,000	32,967
Constellation Brands, Inc.
2.00%	11/07/19	50,000	49,532

			82,499

Biotechnology — 0.6%
Amgen, Inc.
4.66%	06/15/51	22,000	23,958
Baxalta, Inc.
2.88%	06/23/20	20,000	20,039
Celgene Corp.
3.88%	08/15/25	20,000	20,447
Gilead Sciences, Inc.
3.65%	03/01/26	40,000	40,971

			105,415

Chemicals — 0.3%
Dow Chemical Co. (The)
8.55%	05/15/19	40,000	43,005

Cosmetics/Personal Care — 0.0%
First Quality Finance Co., Inc.
4.63% (1)	05/15/21	5,000	5,013

Diversified Financial Services — 0.5%
Air Lease Corp.
2.13%	01/15/20	35,000	34,676
International Lease Finance Corp.
7.13% (1)	09/01/18	50,000	51,406

			86,082

Electric — 1.1%
AEP Texas Central Co.
3.85% (1)	10/01/25	50,000	51,454
FirstEnergy Transmission LLC
4.35% (1)	01/15/25	50,000	52,205
ITC Holdings Corp.
3.65%	06/15/24	40,000	40,649
MidAmerican Energy Co.
3.10%	05/01/27	40,000	39,314

			183,622

Electronics — 0.0%
Itron, Inc.
5.00% (1)	01/15/26	4,000	4,030

Environmental Control — 0.0%
Clean Harbors, Inc.
5.13%	06/01/21	5,000	5,063

Food — 0.2%
Kraft Heinz Foods Co.
3.95%	07/15/25	35,000	35,491

Forest Products & Paper — 0.3%
Georgia-Pacific LLC
2.54% (1)	11/15/19	50,000	49,964

Healthcare-Products — 0.3%
Abbott Laboratories
3.75%	11/30/26	40,000	40,434

Healthcare-Services — 1.1%
Anthem, Inc.
3.50%	08/15/24	50,000	50,467
Centene Corp.
4.75%	01/15/25	8,000	8,150
DaVita, Inc.
5.13%	07/15/24	3,000	3,028
Fresenius Medical Care US Finance II, Inc.
5.63% (1)	07/31/19	50,000	52,044
HCA, Inc.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Healthcare-Services (Continued)
4.75%	05/01/23	$8,000	$8,320
6.50%	02/15/20	8,000	8,551
Humana, Inc.
2.63%	10/01/19	40,000	40,091
Molina Healthcare, Inc.
4.88% (1)	06/15/25	3,000	3,011
Tenet Healthcare Corp.
4.38%	10/01/21	5,000	5,025

			178,687

Household Products/Wares — 0.0%
Central Garden & Pet Co.
5.13%	02/01/28	3,000	2,985

Insurance — 0.5%
Farmers Exchange Capital II
6.15% (3 mo. USD LIBOR + 3.744%)(1),(3)	11/01/53	80,000	89,888

Internet — 0.0%
Zayo Group LLC / Zayo Capital, Inc.
5.75% (1)	01/15/27	3,000	3,056

Media — 0.5%
21st Century Fox America, Inc.
4.95%	10/15/45	20,000	23,366
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% (1)	02/01/28	6,000	5,828
5.13% (1)	05/01/27	8,000	7,830
Charter Communications Operating LLC / Charter Communications Operating Capital
6.48%	10/23/45	30,000	35,191
Sirius XM Radio, Inc.
3.88% (1)	08/01/22	5,000	4,988

			77,203

Miscellaneous Manufacturers — 1.0%
General Electric Capital Corp.
1.90% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36	200,000	163,976

Oil & Gas — 0.1%
Centennial Resource Production LLC
5.38% (1)	01/15/26	3,000	3,049
Parsley Energy LLC / Parsley Finance Corp.
5.38% (1)	01/15/25	3,000	3,045
QEP Resources, Inc.
5.38%	10/01/22	4,000	4,135

			10,229

Packaging & Containers — 0.1%
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%	09/30/26	4,000	3,900
Graphic Packaging International, Inc.
4.88%	11/15/22	8,000	8,490
OI European Group BV (Netherlands)
4.00% (1)	03/15/23	5,000	4,972
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)
5.22% (3 mo. USD LIBOR + 3.500%)(1),(3)	07/15/21	5,000	5,100

			22,462

Pharmaceuticals — 0.5%
AbbVie, Inc.
4.50%	05/14/35	25,000	27,009
Actavis Funding SCS (Luxembourg)
3.80%	03/15/25	20,000	20,111
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	25,000	24,864
Valeant Pharmaceuticals International, Inc. (Canada)
5.50% (1)	11/01/25	2,000	2,022
5.88% (1)	05/15/23	8,000	7,270
6.13% (1)	04/15/25	6,000	5,385

			86,661

Pipelines — 0.3%
Energy Transfer Partners LP
5.15%	03/15/45	50,000	49,661
Rockies Express Pipeline LLC
5.63% (1)	04/15/20	3,000	3,165

			52,826

REIT — 2.3%
Alexandria Real Estate Equities, Inc.
3.45%	04/30/25	25,000	24,582
AvalonBay Communities, Inc.
2.15% (2)	01/15/21	40,000	40,014
HCP, Inc.
3.15%	08/01/22	50,000	49,999
Host Hotels & Resorts LP
5.25%	03/15/22	40,000	42,629
SBA Communications Corp.
4.00% (1)	10/01/22	8,000	7,930
SL Green Realty Corp.
5.00%	08/15/18	100,000	100,892
Ventas Realty LP / Ventas Capital Corp.
4.00%	04/30/19	50,000	50,758
Welltower, Inc.
4.13%	04/01/19	70,000	70,988

			387,792

Retail — 0.4%
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.25% (1)	06/01/26	4,000	4,090
Walgreens Boots Alliance, Inc.
3.45%	06/01/26	60,000	58,447

			62,537

Software — 0.1%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% (1)	03/01/25	3,000	3,054
Quintiles IMS, Inc.
4.88% (1)	05/15/23	7,000	7,263

			10,317

Telecommunications — 1.3%
AT&T, Inc.
3.40%	05/15/25	45,000	43,820
4.13%	02/17/26	25,000	25,282
4.80%	06/15/44	44,000	43,230
Intelsat Jackson Holdings S.A. (Luxembourg)
9.75% (1)	07/15/25	9,000	8,300
Sprint Communications, Inc.
9.00% (1)	11/15/18	8,000	8,360

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
Telecommunications (Continued)
Verizon Communications, Inc.
4.86%	08/21/46		$75,000	$78,150

				207,142

Total Corporate Bonds (Cost: $3,651,275)				3,701,144

MUNICIPAL BOND — 0.2% (Cost: $40,000)
Alabama Economic Settlement Authority, Revenue Bond
4.26%	09/15/32		40,000	42,203

FOREIGN GOVERNMENT BONDS — 45.1%
Australia Government Bond
2.75% (4)	04/21/24	AUD	186,000	152,156
4.75% (4)	04/21/27	AUD	110,000	103,345
Bundesrepublik Deutschland (Germany)
0.01% (4)	08/15/26	EUR	209,000	249,375
2.25% (4)	09/04/21	EUR	360,000	488,362
Canada Housing Trust No. 1
3.35% (1)	12/15/20	CAD	430,000	362,969
Canadian Government Bond
0.50%	03/01/22	CAD	215,000	164,748
Denmark Government Bond
1.75%	11/15/25	DKK	900,000	165,511
France Government Bond OAT
2.50% (4) 05/25/30		EUR	373,000	540,289
3.25% (4) 10/25/21		EUR	65,000	91,132
Indonesia Treasury Bond
8.38%	03/15/24	IDR	950,000,000	79,719
Ireland Government Bond
3.40% (4)	03/18/24	EUR	55,000	80,842
Italy Buoni Poliennali Del Tesoro
4.50%	03/01/24	EUR	482,000	715,108
Japan Government Ten-Year Bond
0.10% 06/20/27		JPY	39,000,000	358,465
1.00% 09/20/21		JPY	95,800,000	912,631
Japan Government Thirty-Year Bond
2.00%	03/20/42	JPY	38,100,000	450,132
Japan Government Twenty Year Bond
0.50%	09/20/36	JPY	8,700,000	79,364
Korea Treasury Bond
1.88% 06/10/26		KRW	144,000,000	126,099
2.38% 12/10/27		KRW	94,000,000	85,166
Malaysia Government Bond
3.96% 09/15/25		MYR	525,000	134,302
4.50% 04/15/30		MYR	650,000	168,647
Norway Government Bond
2.00% (4)	05/24/23	NOK	2,950,000	396,367
Poland Government Bond
3.25%	07/25/25	PLN	265,000	79,972
Portugal Obrigacoes do Tesouro OT
2.13% (4)	10/17/28	EUR	140,000	177,345
Romanian Government International Bond
4.88% (4)	01/22/24		$50,000	54,240
Spain Government Bond
2.75% (4)	10/31/24	EUR	345,000	484,163
Sweden Government Bond
3.50%	06/01/22	SEK	500,000	73,216
United Kingdom Gilt
2.75% (4)	09/07/24	GBP	500,000	780,905

Total Foreign Government Bonds (Cost: $7,557,869)				7,554,570

ASSET-BACKED SECURITIES — 3.9%
Babson CLO, Ltd. (13-IA-AR)
2.54% (1),(2)	01/20/28		40,000	40,044
Educational Funding of the South, Inc. (11-1-A2)
2.40% (3 mo. USD LIBOR + 0.650%)(3)	04/25/35		27,249	27,320
Magnetite XI, Ltd. (14-11A-A1R)
2.85% (3 mo. USD LIBOR + 1.120%)(1),(3)	01/18/27		20,000	20,081
Magnetite XII, Ltd. (15-12A-AR)
3.05% (3 mo. USD LIBOR + 1.330%)(1),(3)	04/15/27		30,000	30,213
Navient Student Loan Trust (14-8-A3)
2.16% (1 mo. USD LIBOR + 0.600%)(3)	05/27/49		80,000	80,596
Navient Student Loan Trust (16-2-A3)
3.06% (1 mo. USD LIBOR + 1.500%)(1),(3)	06/25/65		50,000	51,929
SLC Student Loan Trust (08-1-A4A)
3.19% (3 mo. USD LIBOR + 1.600%)(3)	12/15/32		59,160	61,271
SLM Student Loan Trust (07-3-A4)
1.81% (3 mo. USD LIBOR + 0.060%)(3)	01/25/22		50,000	48,632
SLM Student Loan Trust (07-6-A4)
2.13% (3 mo. USD LIBOR + 0.380%)(3)	10/25/24		50,480	50,533
SLM Student Loan Trust (08-9-A)
3.25% (3 mo. USD LIBOR + 1.500%)(3)	04/25/23		13,131	13,454
SLM Student Loan Trust (11-2-A2)
2.76% (1 mo. USD LIBOR + 1.200%)(3)	10/25/34		50,000	52,119
SLM Student Loan Trust (12-7-A3)
2.21% (1 mo. USD LIBOR + 0.650%)(3)	05/26/26		100,000	99,405
Student Loan Consolidation Center (02-2-B2)
2.29% (28-Day Auction Rate)(1),(3)	07/01/42		50,000	39,799
Voya CLO, Ltd. (14-4A-A1R)
2.67% (3 mo. USD LIBOR + 0.950%)(1),(3)	10/14/26		40,000	40,110

Total Asset-backed Securities (Cost: $646,304)				655,506

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 3.9%
Fannie Mae, Pool #AM2366
2.40%	02/01/23		70,000	68,702
Fannie Mae, Pool #AL8939
2.48%	11/01/22		30,641	30,328
Fannie Mae, Pool #AL6578
2.99%	04/01/23		87,350	88,210
Fannie Mae, Pool #AL6577
3.05%	11/01/22		80,218	80,860
Fannie Mae, Pool #470251
3.20%	02/01/22		79,821	81,265
Fannie Mae, Pool #AL6465
3.25%	11/01/23		87,028	88,822
Fannie Mae, Pool #AM4011
3.67%	07/01/23		90,000	93,726
Fannie Mae (12-M10-AFL)
2.01% (1 mo. USD LIBOR + 0.450%)(3)	09/25/22		108,068	107,855

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES —AGENCY (Continued)
Fannie Mae (14-M12-FA)
1.80% (1 mo. USD LIBOR + 0.300%)(3)	10/25/21	$9,811	$9,826
Freddie Mac Multifamily Structured Pass-Through Certificates (KSCT-AX) (I/O)
1.17% (2)	01/25/20	318,939	5,764

Total Commercial Mortgage-backed Securities — Agency (Cost: $666,669)			655,358

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.6%
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O)
1.19% (1),(2),(5),(6)	04/11/37	1,764,599	10,925
COMM Mortgage Trust (14-277P-A)
3.61% (1),(2)	08/10/49	20,000	20,503
Morgan Stanley Capital I Trust (15-420-A)
3.73% (1)	10/11/50	15,000	15,179
Morgan Stanley Capital I Trust (99-RM1-X) (I/O)
0.74% (1),(2),(5),(6)	12/15/31	785,802	235
VNDO Mortgage Trust (12-6AVE-A)
3.00% (1)	11/15/30	25,000	24,966
WF-RBS Commercial Mortgage Trust (11-C4-A3)
4.39% (1)	06/15/44	23,182	23,622

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $87,265)			95,430

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 10.2%
Fannie Mae (07-52-LS) (I/O) (I/F)
4.49% (-1.00 X 1 mo. USD LIBOR + 6.050%)(3)	06/25/37	94,466	11,004
Fannie Mae (08-18-SM) (I/O) (I/F)
5.44% ((-1.00 X 1 mo. USD LIBOR + 7.000%)(3)	03/25/38	88,492	11,572
Fannie Mae (09-115-SB) (I/O) (I/F)
4.69% ((-1.00 X 1 mo. USD LIBOR + 6.250%)(3)	01/25/40	69,395	8,772
Fannie Mae (10-116-SE) (I/O) (I/F)
5.04% ((-1.00 X 1 mo. USD LIBOR + 6.600%)(3)	10/25/40	134,918	19,999
Fannie Mae, Pool #AB3679
3.50%	10/01/41	138,098	140,166
Fannie Mae, Pool #AB4045
3.50%	12/01/41	151,652	154,308
Fannie Mae, Pool #AT5914
3.50%	06/01/43	58,655	59,422
Fannie Mae, Pool #BD7081
4.00%	03/01/47	95,558	98,798
Fannie Mae, Pool #MA1527
3.00%	08/01/33	73,217	73,334
Fannie Mae, Pool #MA1652
3.50%	11/01/33	57,922	59,221
Freddie Mac (2990-ND) (I/F) (PAC)
12.93% (-2.54 X 1 mo. USD LIBOR + 16.891%)(3)	12/15/34	6,010	6,505
Freddie Mac (3439-SC) (I/O) (I/F)
4.34% (-1.00 X 1 mo. USD LIBOR + 5.900%)(3)	04/15/38	92,064	11,616
Freddie Mac, Pool #G08698
3.50%	03/01/46	83,887	84,780
Freddie Mac, Pool #G08716
3.50%	08/01/46	84,011	84,876
Freddie Mac, Pool #G08721
3.00%	09/01/46	13,566	13,304
Freddie Mac, Pool #G08722
3.50%	09/01/46	8,517	8,605
Freddie Mac, Pool #G08726
3.00%	10/01/46	159,701	156,617
Freddie Mac, Pool #G08732
3.00%	11/01/46	18,402	18,047
Freddie Mac, Pool #G08762
4.00%	05/01/47	94,806	98,062
Freddie Mac, Pool #G18592
3.00%	03/01/31	11,071	11,134
Ginnie Mae (11-146-EI) (I/O) (PAC)
5.00%	11/16/41	93,806	19,684
Ginnie Mae (11-69-GI) (I/O)
5.00%	05/16/40	169,474	13,586
Ginnie Mae (12-7-PI) (I/O) (PAC)
3.50%	01/20/38	114,371	3,432
Ginnie Mae, Pool #MA4263
4.00%	02/20/47	111,676	116,093
Ginnie Mae II, Pool #MA3597
3.50%	04/20/46	51,127	52,121
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	7,594	7,740
Ginnie Mae II, Pool #MA3803
3.50%	07/20/46	35,987	36,680
Ginnie Mae II, Pool #MA4196
3.50%	01/20/47	93,656	95,433
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	46,530	49,109
Ginnie Mae II TBA, 30 Year
4.50% (7)	03/20/48	155,000	161,836
5.00% (7)	02/21/48	25,000	26,332

Total Residential Mortgage-backed Securities — Agency (Cost: $1,768,615)			1,712,188

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 6.3%
ACE Securities Corp. Home Equity Loan Trust (05-HE3-M2)
2.24% (1 mo. USD LIBOR + 0.675%)(3)	05/25/35	71,435	71,556
Banc of America FundingTrust (05-C-A3)
1.86% (1 mo. USD LIBOR + 0.300%)(3)	05/20/35	76,022	74,870
BCMSC Trust (00-A-A4)
8.29% (2)	06/15/30	189,525	81,072
Bear Stearns ALT-A Trust (05-8-11A1)
2.10% (1 mo. USD LIBOR + 0.540%)(3)	10/25/35	76,987	75,656
First Horizon Mortgage Pass-Through Trust (05-AR4-2A1)
3.34% (2)	10/25/35	73,409	70,646
Green Tree Financial Corp. (98-6-A8)
6.66% (2)	06/01/30	30,232	32,043
JPMorgan Mortgage Trust (05-A6-7A1)
3.63% (2)	08/25/35	50,829	49,712
Lehman XS Trust (06-9-A1B)
1.72% (1 mo. USD LIBOR + 0.160%)(3),(8)	05/25/46	78,446	93,900

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Merrill Lynch Alternative Note Asset Trust (07-A3-A2D)
1.89% (1 mo. USD LIBOR + 0.330%)(3),(6)	04/25/37		$1,251,739	$146,212
MortgageIT Trust (05-1-1A1)
2.20% (1 mo. USD LIBOR + 0.640%)(3)	02/25/35		72,789	72,652
Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1)
3.47% (2)	12/25/34		72,223	71,578
Structured Asset Mortgage Investments II Trust (05-AR6-2A1)
1.87% (1 mo. USD LIBOR + 0.310%)(3)	09/25/45		74,968	72,574
Structured Asset Mortgage Investments, Inc. (06-AR3-22A1)
2.98% (2)	05/25/36		193,944	137,183

Total Residential Mortgage-backed Securities — Non-agency (Cost: $924,779)				1,049,654

Total Fixed Income Securities (Cost: $15,342,776)				15,466,053

		Shares
MONEY MARKET INVESTMENTS —0.5%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26%(9)			88,851	88,851

Total Money Market Investments (Cost: $88,851)				88,851

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 7.0%
Foreign Government Bonds — 1.2% (Cost: $191,708)
Japan Treasury Bill
0.00% (10)	03/26/18	JPY	21,400,000	196,080

U.S. Treasury Securities — 5.8%
U.S. Treasury Bill
1.39% (11)	04/19/18		50,000	49,852
1.42% (11)	04/26/18		850,000	847,191
1.52% (11),(12)	06/14/18		70,000	69,611

Total U.S. Treasury Securities (Cost: $966,698)				966,654

Total Short-term Investments (Cost: $1,158,406)				1,162,734

Total Investments (99.8%) (Cost: $16,590,033)				16,717,638

Excess Of Other Assets Over Liabilities (0.2%)				26,821
Net Assets (100.0%)				$16,744,459

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(13)
Barclays Capital	CAD	200,000	04/20/18	$160,914	$163,172	$2,258
Barclays Capital	EUR	644,550	04/11/18	777,401	806,605	29,204
Barclays Capital	ILS	360,000	04/20/18	105,960	105,950	(10)
Barclays Capital	JPY	19,785,000	04/20/18	176,746	182,095	5,349
Barclays Capital	KRW	148,000,000	04/20/18	138,915	138,802	(113)
Barclays Capital	MYR	537,000	04/20/18	136,572	137,376	804
Barclays Capital	NOK	1,690,000	07/11/18	209,303	221,358	12,055

				$1,705,811	$1,755,358	$49,547

SELL(14)
Barclays Capital	CAD	200,000	04/20/18	$160,668	$163,171	$(2,503)
Barclays Capital	GBP	175,000	04/20/18	237,668	249,617	(11,949)
Barclays Capital	ILS	360,000	04/20/18	105,011	105,950	(939)
Barclays Capital	KRW	148,000,000	04/20/18	138,279	138,802	(523)
Barclays Capital	MYR	537,000	04/20/18	133,549	137,376	(3,827)

				$775,175	$794,916	$(19,741)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation/ Depreciation
BUY
6	2-Year U.S. Treasury Note Futures	03/29/18	$1,283,074	$1,279,406	$(3,668)
10	5-Year U.S. Treasury Note Futures	03/29/18	1,157,130	1,147,109	(10,021)
3	10-Year U.S. Treasury Note Futures	03/20/18	396,944	390,610	(6,334)
5	U.S. Ultra Long Bond Futures	03/20/18	821,261	809,688	(11,573)

			$3,658,409	$3,626,813	$(31,596)

Notes to Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
DKK	-	Danish Krone.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
IDR	-	Indonesian Rupiah.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
KRW	-	South Korean Won.
MYR	-	Malaysian Ringgit.
NOK	-	Norwegian Krona.
SEK	-	Swedish Krona.
ABS	-	Asset-Backed Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2018, the value of these securities amounted to $1,435,146 or 8.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2018.

(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2018, the value of these securities amounted to $3,598,521 or 21.5% of net assets.

(5)	Restricted security (Note 2).

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.

(9)	Rate disclosed is the 7-day net yield as of January 31, 2018.

(10)	Security is not accruing interest.

(11)	Rate shown represents yield-to-maturity.

(12)	All or a portion of this security is held as collateral for open futures contracts.

(13)	Fund buys foreign currency, sells U.S. Dollar.

(14)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Aerospace/Defense	0.5%
Airlines	0.9
Asset-Backed Securities	3.9
Auto Manufacturers	0.3
Banks	8.4
Beverages	0.5
Biotechnology	0.6
Chemicals	0.3
Commercial Mortgage-Backed Securities — Agency	3.9
Commercial Mortgage-Backed Securities — Non-Agency	0.6
Cosmetics/Personal Care	0.0	*
Diversified Financial Services	0.5
Electric	1.1
Electronics	0.0	*
Environmental Control	0.0	*
Food	0.2
Foreign Government Bonds	45.1
Forest Products & Paper	0.3
Healthcare-Products	0.3
Healthcare-Services	1.1
Household Products/Wares	0.0	*
Insurance	0.5
Internet	0.0	*
Media	0.5
Miscellaneous Manufacturers	1.0
Municipal Bonds	0.2
Oil & Gas	0.1
Packaging & Containers	0.1
Pharmaceuticals	0.5
Pipelines	0.3
REIT	2.3
Residential Mortgage-Backed Securities — Agency	10.2
Residential Mortgage-Backed Securities — Non-Agency	6.3
Retail	0.4
Short Term Investments	7.0
Software	0.1
Telecommunications	1.3
Money Market Investments	0.5

Total	99.8%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Country (Unaudited)	January 31, 2018

Country	Percentage of Net Assets
Australia	1.5%
Canada	3.2
Cayman Islands	0.7
Denmark	1.0
France	3.7
Germany	4.4
Great Britain	4.9
Indonesia	0.5
Ireland	0.5
Italy	4.3
Japan	11.9
Luxembourg	0.1
Malaysia	1.8
Mexico	1.3
Netherlands	0.0 *
Norway	2.4
Poland	0.5
Portugal	1.1
Romania	0.3
South Korea	1.2
Spain	2.9
Sweden	0.4
United Kingdom	0.2
United States	51.0

Total	99.8%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,701,144	$—	$3,701,144
Municipal Bonds	—	42,203	—	42,203
Foreign Government Bonds	—	7,554,570	—	7,554,570
Asset-Backed Securities	—	655,506	—	655,506
Commercial Mortgage-Backed Securities — Agency	—	655,358	—	655,358
Commercial Mortgage-Backed Securities — Non-Agency	—	84,270	11,160	95,430
Residential Mortgage-Backed Securities — Agency	—	1,712,188	—	1,712,188
Residential Mortgage-Backed Securities — Non-Agency	—	903,442	146,212	1,049,654

Total Fixed Income Securities	—	15,308,681	157,372	15,466,053

Money Market Investments	88,851	—	—	88,851
Short-Term Investments	966,654	196,080	—	1,162,734

Total Investments	1,055,505	15,504,761	157,372	16,717,638

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	49,670	—	49,670

Total	$1,055,505	$15,554,431	$157,372	$16,767,308

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(19,864)	$—	$(19,864)
Futures
Interest Rate Risk	(31,596)	—	—	(31,596)

Total	$(31,596)	$(19,864)	$—	$(51,460)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —90.0% of Net Assets

BANK LOANS — 7.3%

Commercial Services — 0.3%
Mister Car Wash, Inc., Term Loan B
4.90% (3 mo. USD LIBOR + 3.750%)(1)	08/20/21	$54,320	$54,716

Electric — 0.5%
Dynegy, Inc., 2017 Term Loan C2
3.75% (3 mo. USD LIBOR + 2.750%)(1)	02/07/24	25,000	25,280
TEX Operations Co. LLC, Exit Term Loan B
4.07% (3 mo. USD LIBOR + 2.750%)(1)	08/04/23	60,461	60,995
TEX Operations Co. LLC, Exit Term Loan C
4.06% (3 mo. USD LIBOR + 2.750%)(1)	08/04/23	10,714	10,809
			97,084
Entertainment — 0.5%
Churchill Downs, Inc., 2017 Term Loan B
3.57% (3 mo. USD LIBOR + 2.000%)(1)	12/27/24	95,000	95,772
Food Service — 0.3%
Agro Merchants NAI Holdings LLC, 2017 1st Lien Term Loan B
5.32% (3 mo. USD LIBOR + 3.750%)(1)	12/06/24	50,000	50,625
Healthcare-Services — 0.4%
Air Medical Group Holdings, Inc., Term Loan B1
5.67% (3 mo. USD LIBOR + 4.000%)(1)	04/28/22	42,286	42,703
BCPE Eagle Buyer LLC, 2017 1st Lien Term Loan
5.95% (3 mo. USD LIBOR + 4.250%)(1)	03/18/24	12,903	12,709
BCPE Eagle Buyer LLC, 2017 2nd Lien Term Loan
9.64% (3 mo. USD LIBOR + 8.000%)(1)	03/17/25	13,000	12,935
			68,347
Lodging — 0.6%
CityCenter Holdings, LLC, 2017 Term Loan B
4.07% (3 mo. USD LIBOR + 2.50%)(1)	04/18/24	104,475	105,442
Pharmaceuticals — 0.9%
Alphabet Holding Co., Inc., 2017 1st Lien Term Loan
5.07% (3 mo. USD LIBOR + 3.50%)(1)	09/26/24	77,805	77,066
Catalent Pharma Solutions, Inc., Term Loan B
3.25% (1)	05/20/24	40,000	40,319
PharMerica Corp., 1st Lien Term Loan
5.06% (3 mo. USD LIBOR + 3.50%)(1)	12/06/24	26,000	26,300
PharMerica Corp., 2nd Lien Term Loan
9.31% (3 mo. USD LIBOR + 8.750%)(1)	12/07/25	26,000	26,276
			169,961
REIT — 0.2%
VICI Properties 1 LLC, Replacement Term Loan B
3.81% (3 mo. USD LIBOR + 2.250%)(1)	12/20/24	40,000	40,355
Retail —1.0%
1011778 B.C. Unlimited Liability Co., Term Loan B3
3.87% (3 mo. USD LIBOR + 2.250%)(1)	02/16/24	148,873	149,915
Petco Animal Supplies, Inc., 2017 Term Loan B
4.77% (3 mo. USD LIBOR + 3.000%)(1)	01/26/23	49,873	37,990
			187,905
Software —1.8%
First Data Corp., 2022 Term Loan
3.81% (3 mo. USD LIBOR + 2.250%)(1)	07/08/22	65,000	65,519
First Data Corp., 2024 Term Loan
3.81% (3 mo. USD LIBOR + 2.250%)(1)	04/26/24	212,274	214,042
TierPoint LLC, 2017 1st Lien Term Loan
5.32% (3 mo. USD LIBOR +3.750%)(1)	05/06/24	69,650	70,173
			349,734
Telecommunications — 0.8%
Colorado Buyer, Inc., Term Loan B
4.38% (3 mo. USD LIBOR + 3.000%)(1)	05/01/24	24,875	25,083
Intelsat Jackson Holdings S.A., 2017 Term Loan B5
6.63% (3 mo. USD LIBOR + 6.6250%)(1)	01/14/24	130,000	131,056
			156,139
Total Bank Loans (Cost: $1,363,838)			1,376,080
CORPORATE BONDS — 82.7%
Advertising — 0.6%
Lamar Media Corp.
5.75%	02/01/26	100,000	105,813
Aerospace/Defense — 0.2%
KLX, Inc.
5.88% (2)	12/01/22	28,000	29,260
Airlines — 3.4%
American Airlines, Inc. Pass-Through Trust (13-2-B) (EETC)
5.60% (2)	01/15/22	251,116	260,382
Continental Airlines, Inc. Pass-Through Certificates (99-1-A) (EETC)
6.55%	08/02/20	114,819	119,268
Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1) (EETC)
6.72%	07/02/24	236,805	259,901
			639,551
Auto Parts & Equipment — 0.2%
Tenneco, Inc.
5.00%	07/15/26	34,000	34,383
Banks — 1.2%
CIT Group, Inc.
3.88%	02/19/19	100,000	101,130
5.50% (2)	02/15/19	$117,000	$120,217

			221,347

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Chemicals — 1.6%
Axalta Coating Systems LLC
4.88% (2)	08/15/24	160,000	166,000
Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA (Canada)
8.38% (2)	12/01/22	20,000	20,700
MPM Escrow LLC
8.88% (3),(4)	10/15/20	75,000	—
Valvoline, Inc.
4.38%	08/15/25	90,000	89,775
5.50%	07/15/24	25,000	26,484
			302,959
Coal — 0.1%
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.50% (2)	06/15/25	22,000	23,045
Commercial Services — 4.5%
Brink’s Co. (The)
4.63% (2)	10/15/27	33,000	32,175
Gartner, Inc.
5.13% (2)	04/01/25	12,000	12,510
IHS Markit, Ltd.
4.00% (2)	03/01/26	103,000	100,554
KAR Auction Services, Inc.
5.13% (2)	06/01/25	24,000	24,361
Matthews International Corp.
5.25% (2)	12/01/25	135,000	136,856
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% (2)	10/01/22	46,000	47,251
Nielsen Co. Luxembourg SARL (The) (Luxembourg)
5.50% (2)	10/01/21	165,000	169,950
Nielsen Finance LLC / Nielsen Finance Co.
5.00% (2)	04/15/22	10,000	10,188
Ritchie Bros Auctioneers, Inc. (Canada)
5.38% (2)	01/15/25	15,000	15,450
Service Corp. International
4.50%	11/15/20	110,000	111,238
4.63%	12/15/27	50,000	49,688
5.38%	01/15/22	85,000	87,080
United Rentals North America, Inc.
4.63%	07/15/23	45,000	46,744
			844,045
Computers — 1.3%
Dell, Inc.
5.65%	04/15/18	125,000	125,703
EMC Corp.
1.88%	06/01/18	130,000	129,779
			255,482
Cosmetics/Personal Care — 0.9%
First Quality Finance Co., Inc.
4.63% (2)	05/15/21	167,000	167,417
Diversified Financial Services — 1.3%
Ally Financial, Inc.
3.25%	11/05/18	250,000	250,469
Electric — 0.2%
NextEra Energy Operating Partners LP
4.25% (2)	09/15/24	7,000	7,070
4.50% (2)	09/15/27	30,000	29,775
			36,845
Electronics — 0.8%
Itron, Inc.
5.00% (2)	01/15/26	145,000	146,088
Entertainment — 2.1%
Eldorado Resorts, Inc.
6.00%	04/01/25	35,000	36,750
GLP Capital LP / GLP Financing II, Inc.
4.38%	11/01/18	260,000	261,950
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.13% (2)	08/15/21	93,000	92,535
			391,235
Environmental Control — 2.0%
Clean Harbors, Inc.
5.13%	06/01/21	219,000	221,759
Covanta Holding Corp.
5.88%	07/01/25	18,000	18,360
Waste Pro USA, Inc.
5.50% (2)	02/15/26	130,000	132,925
			373,044
Food — 1.8%
B&G Foods, Inc.
4.63%	06/01/21	150,000	151,125
Kraft Heinz Foods Co.
4.88% (2)	02/15/25	60,000	63,123
Pilgrim’s Pride Corp.
5.88% (2)	09/30/27	28,000	28,140
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
5.88%	01/15/24	10,000	10,638
Post Holdings, Inc.
5.75% (2)	03/01/27	80,000	80,276
TreeHouse Foods, Inc.
6.00% (2)	02/15/24	6,000	6,248
			339,550
Healthcare-Products — 1.7%
Hill-Rom Holdings, Inc.
5.75% (2)	09/01/23	70,000	73,412
Hologic, Inc.
4.38% (2)	10/15/25	65,000	65,081
4.63% (2)	02/01/28	75,000	75,094
5.25% (2)	07/15/22	30,000	31,159
Teleflex, Inc.
4.63%	11/15/27	62,000	61,923
4.88%	06/01/26	7,000	7,131
			313,800
Healthcare-Services — 8.7%
Acadia Healthcare Co., Inc.
6.50%	03/01/24	76,000	79,800
Centene Corp.
4.75%	01/15/25	132,000	134,475
CHS / Community Health Systems, Inc.
5.13%	08/01/21	12,000	11,235
6.25%	03/31/23	275,000	255,750
DaVita, Inc.
5.75%	08/15/22	5,000	5,156
Encompass Health Corp.
5.75%	11/01/24	135,000	138,206

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
HCA, Inc.
3.75%	03/15/19	$75,000	$75,844
5.00%	03/15/24	15,000	15,656
6.50%	02/15/20	365,000	390,112
Molina Healthcare, Inc.
4.88%(2)	06/15/25	10,000	10,038
5.38%	11/15/22	115,000	120,175
MPH Acquisition Holdings LLC
7.13%(2)	06/01/24	22,000	23,679
Polaris Intermediate Corp.
8.50%(2)	12/01/22	20,000	20,925
SP Finco LLC
6.75%(2)	07/01/25	22,000	21,312
Tenet Healthcare Corp.
4.50%	04/01/21	113,000	113,989
4.63%(2)	07/15/24	104,000	102,570
4.75%	06/01/20	75,000	76,687
7.50%(2)	01/01/22	10,000	10,620
WellCare Health Plans, Inc.
5.25%	04/01/25	36,000	37,681
			1,643,910
Household Products/Wares — 1.6%
Central Garden & Pet Co.
5.13%	02/01/28	165,000	164,183
6.13%	11/15/23	71,000	75,526
Spectrum Brands, Inc.
6.13%	12/15/24	20,000	21,200
6.63%	11/15/22	45,000	46,744
			307,653
Internet — 0.5%
Zayo Group LLC / Zayo Capital, Inc.
5.75%(2)	01/15/27	92,000	93,730
Leisure Time — 0.3%
NCL Corp., Ltd.
4.75%(2)	12/15/21	60,000	62,175
Lodging — 0.6%
Boyd Gaming Corp.
6.88%	05/15/23	32,000	33,960
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.88%(2)	05/15/25	81,000	77,987
			111,947
Machinery-Diversified — 0.4%
Tennant Co.
5.63%(2)	05/01/25	69,000	72,105
Media — 12.2%
Altice US Finance I Corp. (Luxembourg)
5.38%(2)	07/15/23	200,000	205,250
AMC Networks, Inc.
4.75%	08/01/25	45,000	45,171
Cable One, Inc.
5.75%(2)	06/15/22	117,000	120,803
CCO Holdings LLC / CCO Holdings Capital Corp.
4.00%(2)	03/01/23	60,000	59,081
5.00%(2)	02/01/28	266,000	258,352
5.13%(2)	05/01/27	30,000	29,362
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.13%(2)	12/15/21	25,000	25,172
CSC Holdings LLC
5.38%(2)	02/01/28	200,000	200,000
7.63%	07/15/18	235,000	240,287
DISH DBS Corp.
7.88%	09/01/19	192,000	205,200
EW Scripps Co. (The)
5.13%(2)	05/15/25	38,000	37,739
Midcontinent Communications & Finance Co.
6.88%(2)	08/15/23	55,000	58,506
Radiate Holdco LLC / Radiate Finance, Inc.
6.88%(2)	02/15/23	50,000	50,500
Sinclair Television Group, Inc.
6.13%	10/01/22	195,000	201,104
Sirius XM Radio, Inc.
3.88%(2)	08/01/22	189,000	188,537
TEGNA, Inc.
5.13%	10/15/19	91,000	92,269
Univision Communications, Inc.
5.13%(2)	02/15/25	77,000	74,883
Virgin Media Secured Finance PLC (United Kingdom)
5.50%(2)	08/15/26	200,000	206,000
			2,298,216
Oil & Gas — 4.3%
Antero Resources Corp.
5.00%	03/01/25	22,000	22,577
Centennial Resource Production LLC
5.38%(2)	01/15/26	140,000	142,275
CrownRock LP / CrownRock Finance, Inc.
5.63%(2)	10/15/25	47,000	47,529
Diamondback Energy, Inc.
4.75%	11/01/24	5,000	5,088
5.38%	05/31/25	20,000	20,850
Endeavor Energy Resources LP / EER Finance, Inc.
5.75%(2)	01/30/28	38,000	38,807
Ensco PLC (United Kingdom)
7.75%	02/01/26	77,000	76,759
Gulfport Energy Corp.
6.38%	05/15/25	8,000	8,190
Newfield Exploration Co.
5.38%	01/01/26	48,000	50,880
5.63%	07/01/24	5,000	5,363
Parsley Energy LLC / Parsley Finance Corp.
5.25%(2)	08/15/25	93,000	94,395
5.38%(2)	01/15/25	42,000	42,630
5.63%(2)	10/15/27	26,000	26,716
QEP Resources, Inc.
5.25%	05/01/23	25,000	25,625
5.38%	10/01/22	6,000	6,203
Range Resources Corp.
4.88%	05/15/25	12,000	11,715
Seven Generations Energy, Ltd. (Canada)
5.38%(2)	09/30/25	37,000	37,416
Sunoco LP / Sunoco Finance Corp.
4.88%(2)	01/15/23	140,000	142,625
WPX Energy, Inc.
5.25%	09/15/24	11,000	11,179
6.00%	01/15/22	4,000	4,220
			821,042
Oil & Gas Services — 0.9%
Transocean Proteus, Ltd.
6.25%(2)	12/01/24	168,300	177,767
Packaging & Containers — 5.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)
4.63%(2)	05/15/23	200,000	202,500

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Ball Corp.
4.00%	11/15/23	$15,000	$15,019
4.38%	12/15/20	55,000	56,719
5.25%	07/01/25	73,000	77,654
Berry Plastics Corp.
5.13%	07/15/23	40,000	41,702
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%	09/30/26	78,000	76,050
Graphic Packaging International, Inc.
4.88%	11/15/22	60,000	63,675
Multi-Color Corp.
4.88%(2)	11/01/25	85,000	85,531
OI European Group BV (Netherlands)
4.00%(2)	03/15/23	163,000	162,083
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)
5.22% (3 mo. USD LIBOR + 3.500%)(1),(2)	07/15/21	170,000	173,400
Sealed Air Corp.
5.25%(2)	04/01/23	17,000	18,147
Silgan Holdings, Inc.
5.00%	04/01/20	25,000	25,125
			997,605
Pharmaceuticals — 2.2%
Catalent Pharma Solutions, Inc.
4.88%(2)	01/15/26	105,000	105,262
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc.
7.50%(2)	10/01/24	9,000	9,788
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%(2)	11/01/25	3,000	3,034
5.88%(2)	05/15/23	162,000	147,217
6.13%(2)	04/15/25	117,000	105,007
6.50%(2)	03/15/22	45,000	47,264
			417,572
Pipelines — 3.9%
Cheniere Corpus Christi Holdings LLC
5.13%(2)	06/30/27	35,000	36,225
Cheniere Energy Partners LP
5.25%(2)	10/01/25	18,000	18,383
Energy Transfer Equity LP
4.25%	03/15/23	85,000	85,637
5.88%	01/15/24	17,000	18,488
Kinder Morgan Energy Partners LP
2.65%	02/01/19	135,000	135,402
NGPL PipeCo LLC
4.38%(2)	08/15/22	145,000	147,037
Rockies Express Pipeline LLC
5.63%(2)	04/15/20	155,000	163,525
6.00%(2)	01/15/19	85,000	87,231
Williams Cos., Inc. (The)
3.70%	01/15/23	45,000	44,888
			736,816
REIT — 1.1%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.50%(2)	01/15/28	48,000	46,800
5.63%	05/01/24	21,000	22,537
SBA Communications Corp.
4.00%(2)	10/01/22	148,000	146,705
			216,042
Retail — 2.8%
1011778 BC ULC / New Red Finance, Inc. (Canada)
4.25%(2)	05/15/24	57,000	56,145
Cumberland Farms, Inc.
6.75%(2)	05/01/25	77,000	82,294
Dollar Tree, Inc.
5.75%	03/01/23	190,000	199,500
IRB Holding Corp.
6.75%(2)	02/15/26	20,000	20,300
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.75%(2)	06/01/27	8,000	7,960
5.00%(2)	06/01/24	3,000	3,045
Nathan’s Famous, Inc.
6.63%(2)	11/01/25	19,000	19,522
Penske Automotive Group, Inc.
3.75%	08/15/20	105,000	105,262
Rite Aid Corp.
6.13%(2)	04/01/23	17,000	15,916
Yum! Brands, Inc.
6.25%	03/15/18	15,000	15,038
			524,982
Semiconductors — 1.1%
NXP BV / NXP Funding LLC (Netherlands)
3.75%(2)	06/01/18	200,000	201,550
Software — 1.7%
CDK Global, Inc.
3.80%	10/15/19	188,000	190,350
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%(2)	03/01/25	38,000	38,689
MSCI, Inc.
4.75%(2)	08/01/26	4,000	4,100
Quintiles IMS, Inc.
4.88%(2)	05/15/23	92,000	95,450
			328,589
Telecommunications — 11.2%
Frontier Communications Corp.
6.25%	09/15/21	12,000	9,885
7.13%	01/15/23	109,000	74,330
8.50%	04/15/20	24,000	23,671
10.50%	09/15/22	39,000	32,321
GTT Communications, Inc.
7.88%(2)	12/31/24	4,000	4,310
Intelsat Jackson Holdings S.A. (Luxembourg)
5.50%	08/01/23	248,000	195,300
9.75%(2)	07/15/25	45,000	41,499
Level 3 Financing, Inc.
5.38%	01/15/24	175,000	175,219
5.63%	02/01/23	10,000	10,150
Qualitytech LP / QTS Finance Corp.
4.75%(2)	11/15/25	10,000	10,100
Qwest Corp.
6.75%	12/01/21	105,000	112,618
SoftBank Group Corp. (Japan)
4.50%(2)	04/15/20	200,000	203,760
Sprint Communications, Inc.
9.00%(2)	11/15/18	332,000	346,940
Sprint Corp.
7.63%	02/15/25	53,000	54,987
7.88%	09/15/23	125,000	132,712
Sprint Nextel Corp.
9.25%	04/15/22	55,000	66,550

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36% (2)	03/20/23		$224,063	$224,903
T-Mobile USA, Inc.
4.00%	04/15/22		50,000	51,063
4.75%	02/01/28		141,000	141,705
6.84%	04/28/23		187,000	195,639
Windstream Services LLC
6.38%	08/01/23		15,000	8,813

				2,116,475

Total Corporate Bonds (Cost: $15,570,377)				15,602,509

Total Fixed Income Securities (Cost: $16,934,215)				16,978,589

		Shares
COMMON STOCK — 0.6%

Electric — 0.6%
New Hold Co. — Series A(4),(5)			5,610	115,005

Total Common Stock (Cost: $327,224)				115,005

MONEY MARKET INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26%(6)			427,963	427,963

Total Money Market Investments (Cost: $427,963)				427,963

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 6.9%

Foreign Government Bonds — 1.0% (Cost: $180,226)
Japan Treasury Bill
0.00% (7)	02/26/18	JPY	20,000,000	183,238

U.S. Treasury Securities — 5.9%
U.S. Treasury Bill
1.39% (8)	04/19/18		$869,000	866,430
1.42% (8)	04/26/18		249,000	248,177
Total U.S. Treasury Securities (Cost: $1,019,725)				1,114,607

Total Short-term Investments (Cost: $1,199,951)				1,297,845

Total Investments (99.8%) (Cost: $18,889,353)				18,819,402

Excess Of Other Assets Over Liabilities (0.2%)				42,354

Net Assets (100.0%)				$18,861,756

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (9)
Goldman Sachs International	JPY	20,000,000	02/26/18	$180,720	$183,460	$(2,740)

Credit Default Swaps — Buy Protection

Notional Amount(10)	Implied Credit Spread(11)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized Depreciation	Premium Paid	Value(12)
OTC Swaps
$250,000	0.167%	3/20/19	Goldman Sachs International	Arconic, Inc.	1.0%	Quarterly	$(4,351)	$1,895	$(2,456)

Notes to Schedule of Investments:

JPY	-	Japanese Yen.
EETC	-	Enhanced Equipment Trust Certificate.
OTC		Over the Counter.
REIT	-	Real Estate Investment Trust.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2018.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2018, the value of these securities amounted to $8,008,350 or 42.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(4)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)		Non-income producing security.

(6)		Rate disclosed is the 7-day net yield as of January 31, 2018.

(7)		Security is not accruing interest.

(8)		Rate shown represents yield-to-maturity.

(9)		Fund sells foreign currency, buys U.S. Dollar.

(10)		The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(11)		An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(12)		The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Advertising	0.6%
Aerospace/Defense	0.2
Airlines	3.4
Auto Parts & Equipment	0.2
Banks	1.2
Chemicals	1.6
Coal	0.1
Commercial Services	4.8
Computers	1.3
Cosmetics/Personal Care	0.9
Diversified Financial Services	1.3
Electric	1.3
Electronics	0.8
Entertainment	2.6
Environmental Control	2.0
Food	1.8
Food Service	0.3
Healthcare-Products	1.7
Healthcare-Services	9.1
Household Products/Wares	1.6
Internet	0.5
Leisure Time	0.3
Lodging	1.2
Machinery-Diversified	0.4
Media	12.2
Oil & Gas	4.3
Oil & Gas Services	0.9
Packaging & Containers	5.3
Pharmaceuticals	3.1
Pipelines	3.9
REIT	1.3
Retail	3.8
Semiconductors	1.1
Short Term Investments	6.9
Software	3.5
Telecommunications	12.0
Money Market Investments	2.3

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$1,376,080	$—	$1,376,080
Corporate Bonds*	—	15,602,509	—	15,602,509

Total Fixed Income Securities	—	16,978,589	—	16,978,589

Equity Securities
Common Stock*	—	—	115,005	115,005
Money Market Investments	427,963	—	—	427,963
Short-Term Investments	1,114,607	183,238	—	1,297,845

Total Investments	$1,542,570	$17,161,827	$115,005	$18,819,402

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,740)	$—	$(2,740)
Swap Agreements
Credit Risk	—	(2,456)	—	(2,456)

Total	$—	$(5,196)	$—	$(5,196)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)                                                                                                                    January 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —73.6% of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY —5.2%
Fannie Mae, Pool #AM6261
1.59% (1 mo. USD LIBOR + 0.220%)(1)	07/01/19	$65,000	$65,035
Fannie Mae, Pool #AM7028
1.61% (1 mo. USD LIBOR + 0.240%)(1)	10/01/19	65,000	65,012
Fannie Mae (13-M13-FA)
1.91% (1 mo. USD LIBOR + 0.350%)(1)	05/25/18	9,437	9,425
Fannie Mae (15-M10-FA)
1.75% (1 mo. USD LIBOR + 0.250%)(1)	03/25/19	12,803	12,800
Fannie Mae (15-M12-FA)
1.84% (1 mo. USD LIBOR + 0.340%)(1)	04/25/20	25,726	25,698
Freddie Mac Multifamily Structured Pass-Through Certificates (J15F-A1)
2.36%	07/25/20	42,815	42,780
Freddie Mac Multifamily Structured Pass-Through Certificates (KF14-A)
2.02% (1 mo. USD LIBOR + 0.650%)(1)	01/25/23	24,689	24,824
Freddie Mac Multifamily Structured Pass-Through Certificates (KIR1-A1)
2.45%	03/25/26	47,302	46,396
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ02-A2)
2.60%	09/25/20	39,313	39,305
Freddie Mac Multifamily Structured Pass-Through Certificates (KP02-A2)
2.36% (2)	04/25/21	56,521	56,518
Total Commercial Mortgage-Backed Securities — Agency (Cost: $391,367)			387,793
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —0.5%
Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4)
7.00% (2)	05/20/30	7,265	7,307
JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S)
5.24% (3)	05/15/47	17,159	17,026
OBP Depositor LLC Trust (10-OBP-A)
4.65% (3)	07/15/45	10,000	10,404
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $36,282)			34,737
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —20.9%
Fannie Mae (03-11-FA)
2.56% (1 mo. USD LIBOR + 1.000%)(1)	09/25/32	20,245	20,732
Fannie Mae (03-52-NF)
1.96% (1 mo. USD LIBOR + 0.400%)(1)	06/25/23	9,756	9,761
Fannie Mae (03-64-KS) (I/F)
7.63% (-1.29 X 1 mo. USD LIBOR + 9.643%)(1)	07/25/18	1,523	1,534
Fannie Mae (03-84-GE) (PAC)
4.50%	09/25/18	4,701	4,717
Fannie Mae (03-97-CA) (PAC)
5.00%	10/25/18	24,458	24,550
Fannie Mae (04-94-HY)
5.00%	12/25/19	9,922	9,943
Fannie Mae (05-114-PF) (PAC)
1.94% (1 mo. USD LIBOR + 0.375%)(1)	08/25/35	42,761	42,824
Fannie Mae (06-60-DF)
1.99% (1 mo. USD LIBOR + 0.430%)(1)	04/25/35	38,836	39,015
Fannie Mae (06-84-WF) (PAC)
1.86% (1 mo. USD LIBOR + 0.300%)(1)	02/25/36	15,017	15,023
Fannie Mae (07-64-FA)
2.03% (1 mo. USD LIBOR + 0.470%)(1)	07/25/37	41,755	42,127
Fannie Mae (07-67-FA)
1.81% (1 mo. USD LIBOR + 0.250%)(1)	04/25/37	51,119	51,143
Fannie Mae (08-15-JN)
4.50%	02/25/23	48,110	48,658
Fannie Mae (08-47-PF) (PAC)
2.06% (1 mo. USD LIBOR + 0.500%)(1)	06/25/38	3,800	3,805
Fannie Mae (09-33-FB)
2.38% (1 mo. USD LIBOR + 0.820%)(1)	03/25/37	30,790	31,569
Fannie Mae (10-83-AK)
3.00%	11/25/18	26,113	26,147
Fannie Mae (11-124-DF)
2.01% (1 mo. USD LIBOR + 0.450%)(1)	08/25/40	20,525	20,621
Fannie Mae (11-75-HP) (PAC)
2.50%	07/25/40	49,377	49,140
Fannie Mae, Pool #254548
5.50%	12/01/32	16,453	18,068
Fannie Mae, Pool #600187
7.00%	07/01/31	34,628	38,257
Fannie Mae, Pool #995364
6.00%	10/01/38	19,084	21,402
Fannie Mae, Pool #AL0851
6.00%	10/01/40	9,730	10,896
Freddie Mac (2550-FI) (TAC)
1.91% (1 mo. USD LIBOR + 0.350%)(1)	11/15/32	5,627	5,647
Freddie Mac (2763-FC)
1.91% (1 mo. USD LIBOR + 0.350%)(1)	04/15/32	10,389	10,402
Freddie Mac (2764-OE) (PAC)
4.50%	03/15/19	22,064	22,178
Freddie Mac (2990-DE)
1.94% (1 mo. USD LIBOR + 0.380%)(1)	11/15/34	40,102	40,235
Freddie Mac (3071-TF) (PAC)
1.86% (1 mo. USD LIBOR + 0.300%)(1)	04/15/35	52,121	52,155
Freddie Mac (3139-FL) (PAC)
1.86% (1 mo. USD LIBOR + 0.300%)(1)	01/15/36	43,808	43,836
Freddie Mac (3172-FK)
2.01% (1 mo. USD LIBOR + 0.450%)(1)	08/15/33	27,418	27,457
Freddie Mac (3300-FA)
1.86% (1 mo. USD LIBOR + 0.300%)(1)	08/15/35	50,498	50,439
Freddie Mac (3318-F)
1.81% (1 mo. USD LIBOR + 0.250%)(1)	05/15/37	61,222	61,105

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Freddie Mac (3335-FT)
1.71% (1 mo. USD LIBOR + 0.150%)(1)	08/15/19	$3,967	$3,966
Freddie Mac (3346-FA)
1.79% (1 mo. USD LIBOR + 0.230%)(1)	02/15/19	77	77
Freddie Mac (3645-EH)
3.00%	12/15/20	40,567	40,717
Freddie Mac (3747-HG) (PAC)
2.40%	07/15/37	32,426	32,446
Freddie Mac (3767-JF) (PAC)
1.86% (1 mo. USD LIBOR + 0.300%)(1)	02/15/39	64,546	64,797
Freddie Mac (3804-FN) (PAC)
2.01% (1 mo. USD LIBOR + 0.450%)(1)	03/15/39	46,666	46,684
Freddie Mac (3824-FA)
1.71% (1 mo. USD LIBOR + 0.150%)(1)	03/15/26	8,694	8,695
Freddie Mac (3879-MF)
1.91% (1 mo. USD LIBOR + 0.350%)(1)	09/15/38	37,727	37,846
Freddie Mac (3901-CD)
2.00%	10/15/18	26,483	26,477
Freddie Mac (3940-PF) (PAC)
1.91% (1 mo. USD LIBOR + 0.350%)(1)	05/15/40	71,403	71,526
Freddie Mac (3946-FG) (PAC)
1.91% (1 mo. USD LIBOR + 0.350%)(1)	10/15/39	34,287	34,358
Freddie Mac (4231-FD)
1.91% (1 mo. USD LIBOR + 0.350%)(1)	10/15/32	78,522	78,330
Freddie Mac (263-F5)
2.06% (1 mo. USD LIBOR + 0.500%)(1)	06/15/42	58,935	59,497
Ginnie Mae (10-108-PF) (PAC)
1.96% (1 mo. USD LIBOR + 0.400%)(1)	02/20/38	3,348	3,349
Ginnie Mae (12-13-KF)
1.86% (1 mo. USD LIBOR + 0.300%)(1)	07/20/38	47,674	47,805
Ginnie Mae II, Pool #80022
2.25% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	12/20/26	17,527	18,023
Ginnie Mae II, Pool #80636
2.75% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	09/20/32	13,063	13,464
Ginnie Mae II, Pool #80757
2.75% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	10/20/33	9,450	9,400
Ginnie Mae II, Pool #80797
2.38% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	01/20/34	67,389	70,104
Ginnie Mae II, Pool #80937
2.63% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	06/20/34	27,461	28,418
Total Residential Mortgage-Backed Securities — Agency (Cost: $1,533,333)			1,539,365
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —1.9%
Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1)
3.22% (2)	11/25/32	99,944	101,640
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)
2.56% (1 mo. USD LIBOR + 1.000%)(1)	08/25/34	23,692	23,138
Homestar Mortgage Acceptance Corp. (04-5-A1)
2.46% (1 mo. USD LIBOR + 0.900%)(1)	10/25/34	4,204	4,245
Morgan Stanley Mortgage Loan Trust (04-6AR-1A)
2.46% (1 mo. USD LIBOR + 0.900%)(1)	07/25/34	12,071	12,017
Residential Accredit Loans, Inc. (02-QS16-A2)
1.79% (1 mo. USD LIBOR + 0.55%)(1)(4)	10/25/17	471	473
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $136,873)			141,513
CORPORATE BONDS —35.2%

Aerospace/Defense — 1.5%
BAE Systems Holdings, Inc.
6.38% (3)	06/01/19	20,000	20,968
L3 Technologies, Inc.
5.20%	10/15/19	15,000	15,627
Lockheed Martin Corp.
1.85%	11/23/18	25,000	24,873
United Technologies Corp.
1.78% (2)	05/04/18	50,000	49,974
			111,442
Agriculture — 0.7%
Altria Group, Inc.
9.70%	11/10/18	20,000	21,095
BAT International Finance PLC (United Kingdom)
1.85% (3)	06/15/18	30,000	29,975
			51,070
Airlines —0.9%
Continental Airlines, Inc. Pass-Through Certificates (99-1-A) (EETC)
6.55%	08/02/20	61,902	64,301
Auto Manufacturers —0.3%
General Motors Co.
3.50%	10/02/18	20,000	20,165
Banks — 11.4%
Bank of America Corp.
2.74% (2)	01/23/22	25,000	24,780
5.65%	05/01/18	80,000	80,735
Capital One N.A.
2.35%	08/17/18	25,000	25,034
Citigroup, Inc.
1.80%	02/05/18	25,000	25,000
2.05%	12/07/18	25,000	24,998
2.50%	07/29/19	25,000	25,032
6.13%	05/15/18	45,000	45,531
Discover Bank
2.00%	02/21/18	35,000	34,999
Goldman Sachs Group, Inc. (The)
2.52% (3 mo. USD LIBOR + 1.100%)(1)	11/15/18	25,000	25,155

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
2.55%	10/23/19	10,000	9,982
6.15%	04/01/18	$20,000	$20,137
7.50%	02/15/19	50,000	52,614
HBOS PLC (United Kingdom)
6.75% (3)	05/21/18	35,000	35,434
JPMorgan Chase & Co.
1.70%	03/01/18	35,000	35,000
Macquarie Bank, Ltd. (Australia)
2.35% (3)	01/15/19	15,000	14,996
Morgan Stanley
2.21% (3 mo. USD LIBOR + 0.800%)(1)	02/14/20	30,000	30,158
2.33% (3 mo. USD LIBOR + 0.55%)(1)	02/10/21	30,000	30,100
6.63%	04/01/18	20,000	20,155
7.30%	05/13/19	60,000	63,603
PNC Bank NA
1.80%	11/05/18	50,000	49,868
Santander UK PLC (United Kingdom)
2.50%	03/14/19	30,000	30,007
Wachovia Corp.
5.75%	02/01/18	135,000	135,000
			838,318
Beverages — 0.9%
Beam Suntory, Inc.
1.75%	06/15/18	30,000	29,943
Constellation Brands, Inc.
2.00%	11/07/19	25,000	24,766
Molson Coors Brewing Co.
2.25%	03/15/20	15,000	14,861
			69,570
Chemicals — 0.6%
Dow Chemical Co. (The)
8.55%	05/15/19	20,000	21,503
Monsanto Co.
2.13%	07/15/19	20,000	19,920
			41,423
Computers — 0.7%
Apple, Inc.
1.70%	02/22/19	30,000	29,883
Dell International LLC / EMC Corp.
3.48%	06/01/19	20,000	20,184
			50,067
Diversified Financial Services — 2.2%
Air Lease Corp.
2.63%	09/04/18	25,000	25,013
American Express Co.
7.00%	03/19/18	30,000	30,197
Bear Stearns Cos. LLC (The)
7.25%	02/01/18	105,000	105,000
			160,210
Electric — 1.9%
Entergy Gulf States Louisiana LLC
6.00%	05/01/18	20,000	20,200
Jersey Central Power & Light Co.
7.35%	02/01/19	40,000	41,804
Oncor Electric Delivery Co. LLC
6.80%	09/01/18	50,000	51,196
Vectren Utility Holdings, Inc.
5.75%	08/01/18	25,000	25,437
			138,637
Entertainment —0.1%
GLP Capital LP / GLP Financing II, Inc.
4.38%	11/01/18	4,000	4,030
Environmental Control —0.5%
Republic Services, Inc.
3.80%	05/15/18	40,000	40,207
Food — 1.4%
Conagra Brands, Inc.
2.20% (2)	10/09/20	25,000	25,049
Kraft Heinz Foods Co.
6.13%	08/23/18	35,000	35,695
Mondelez International Holdings Netherlands BV
1.63% (3)	10/28/19	25,000	24,627
Tyson Foods, Inc.
1.89% (3 mo. USD LIBOR + 0.45%)(1)	08/21/20	15,000	15,048
			100,419
Gas —0.3%
ONE Gas, Inc.
2.07%	02/01/19	25,000	24,927
Healthcare-Products — 0.5%
Abbott Laboratories
2.35%	11/22/19	20,000	19,962
Boston Scientific Corp.
6.00%	01/15/20	15,000	15,920
			35,882
Healthcare-Services — 1.2%
Anthem, Inc.
2.25%	08/15/19	25,000	24,920
Fresenius Medical Care US Finance II, Inc.
5.63% (3)	07/31/19	25,000	26,022
Humana, Inc.
2.50%	12/15/20	15,000	14,879
Universal Health Services, Inc.
3.75% (3)	08/01/19	20,000	20,212
			86,033
Housewares —0.3%
Newell Brands, Inc.
2.60%	03/29/19	20,000	19,988
Miscellaneous Manufacturers — 0.5%
General Electric Co.
2.20%	01/09/20	20,000	19,829
Ingersoll-Rand Global Holding Co., Ltd.
2.88%	01/15/19	20,000	20,119
			39,948
Oil & Gas —0.3%
Phillips 66
2.37% (3 mo. USD LIBOR + 0.650%)(1),(3)	04/15/19	25,000	25,016
Packaging & Containers —0.4%
WestRock RKT Co.
4.45%	03/01/19	30,000	30,581
Pharmaceuticals — 1.0%
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	30,000	30,016
Bayer US Finance LLC
2.38% (3)	10/08/19	15,000	14,960
Teva Pharmaceutical Finance III BV (Netherlands)
1.40%	07/20/18	25,000	24,832

			69,808

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Pipelines —0.1%
Rockies Express Pipeline LLC
6.85% (3)	07/15/18	$8,000	$8,167

REIT — 5.0%
American Campus Communities Operating Partnership LP
3.35%	10/01/20	10,000	10,140
American Tower Corp.
3.40%	02/15/19	25,000	25,232
Boston Properties LP
5.88%	10/15/19	40,000	42,002
DDR Corp.
7.50%	07/15/18	20,000	20,472
HCP, Inc.
3.75%	02/01/19	45,000	45,471
Highwoods Realty LP
7.50%	04/15/18	35,000	35,375
Kimco Realty Corp.
6.88%	10/01/19	15,000	16,017
SL Green Realty Corp.
5.00%	08/15/18	50,000	50,446
Ventas Realty LP / Ventas Capital Corp.
2.00%	02/15/18	80,000	80,003
VEREIT Operating Partnership LP
3.00%	02/06/19	10,000	10,056
Welltower, Inc.
2.25%	03/15/18	35,000	35,007
			370,221
Retail — 1.2%
Alimentation Couche-Tard, Inc. (Canada)
2.35% (3)	12/13/19	20,000	19,904
CVS Health Corp.
2.25%	12/05/18	55,000	55,029
Walgreens Boots Alliance, Inc.
2.70%	11/18/19	15,000	15,040
			89,973
Semiconductors — 0.5%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.38% (3)	01/15/20	15,000	14,835
QUALCOMM, Inc.
1.85%	05/20/19	25,000	24,844
			39,679
Telecommunications — 0.8%
AT&T, Inc.
5.50%	02/01/18	40,000	40,000
Rogers Communications, Inc. (Canada)
6.80%	08/15/18	20,000	20,465
			60,465
Total Corporate Bonds (Cost: $2,655,953)			2,590,547
U.S. TREASURY SECURITIES —9.9%
U.S. Treasury Note
1.88%	12/31/19	520,000	517,451
2.00%	01/31/20	210,000	209,424
Total U.S. Treasury Securities (Cost: $654,266)			726,875
Total Fixed Income Securities (Cost: $5,408,074)			5,420,830

Issues	Shares	Value
MONEY MARKET INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26%(5)	153,374	$153,374

Total Money Market Investments (Cost: $153,374)		153,374

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS —24.1%

U.S. Treasury Securities —24.1%
U.S. Treasury Bill
0.00% (6)	02/01/18	$300,000	300,000
1.07% (6)	02/08/18	300,000	299,930
1.39% (6)	04/19/18	126,000	125,627
1.42% (6)	04/26/18	100,000	99,670
1.59% (6)	07/05/18	606,000	601,947
1.60%(6)	07/12/18	350,000	347,530
Total U.S. Treasury Securities (Cost: $1,774,800)			1,774,704
Total Short-Term Investments (Cost: $1,774,800)			1,774,704
Total Investments (99.8%) (Cost: $7,336,248)			7,348,908
Excess Of Other Assets Over Liabilities (0.2%)			14,138
Net Assets (100.0%)			$7,363,046

Notes to Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2018.

(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2018, the value of these securities amounted to $282,546 or 3.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)	The maturity date of the issuer has been extended past the date disclosed. The new maturity date is not known as of January 31, 2018.

(5)	Rate disclosed is the 7-day net yield as of January 31, 2018.

(6)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)                                                                                                                                    January 31, 2018

Industry	Percentage of Net Assets
Aerospace/Defense	1.5%
Agriculture	0.7
Airlines	0.9
Auto Manufacturers	0.3
Banks	11.4
Beverages	0.9
Chemicals	0.6
Commercial Mortgage-Backed Securities — Agency	5.2
Commercial Mortgage-Backed Securities — Non-Agency	0.5
Computers	0.7
Diversified Financial Services	2.2
Electric	1.9
Entertainment	0.1
Environmental Control	0.5
Food	1.4
Gas	0.3
Healthcare-Products	0.5
Healthcare-Services	1.2
Housewares	0.3
Miscellaneous Manufacturers	0.5
Oil & Gas	0.3
Packaging & Containers	0.4
Pharmaceuticals	1.0
Pipelines	0.1
REIT	5.0
Residential Mortgage-Backed Securities — Agency	20.9
Residential Mortgage-Backed Securities — Non-Agency	1.9
Retail	1.2
Semiconductors	0.5
Telecommunications	0.8
U.S. Treasury Bills	24.1
U.S. Treasury Securities	9.9
Money Market Investments	2.1

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$387,793	$—	$387,793
Commercial Mortgage-Backed Securities — Non-Agency	—	34,737	—	34,737
Residential Mortgage-Backed Securities — Agency	—	1,539,365	—	1,539,365
Residential Mortgage-Backed Securities — Non-Agency	—	141,513	—	141,513
Corporate Bonds*	—	2,590,547	—	2,590,547
U.S. Treasury Securities	726,875	—	—	726,875

Total Fixed Income Securities	726,875	4,693,955	—	5,420,830

Money Market Investments	153,374	—	—	153,374
Short-Term Investments	1,774,704	—	—	1,774,704

Total Investments	$2,654,953	$4,693,955	$—	$7,348,908

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 93.6% of Net Assets

ASSET-BACKED SECURITIES — 1.7%
321 Henderson Receivables I LLC (13-3A-A)
4.08% (1)	01/17/73	$8,047,951	$8,191,449
ACE Securities Corp. Home Equity Loan Trust (05-HE7-A2D)
2.22% (1 mo. USD LIBOR + 0.660%)(2)	11/25/35	1,470,853	1,479,661
Ameriquest Mortgage Securities Trust (06-R2-A1)
1.74% (1 mo. USD LIBOR + 0.175%)(2)	04/25/36	6,307,746	6,313,962
Brazos Higher Education Authority, Inc. (11-1-A3)
2.51% (3 mo. USD LIBOR + 1.050%)(2)	11/25/33	18,835,000	18,963,651
EFS Volunteer No 2 LLC (12-1-A2)
2.91% (1 mo. USD LIBOR + 1.350%)(1),(2)	03/25/36	7,225,000	7,426,867
EFS Volunteer No 3 LLC (12-1-A3)
2.56% (1 mo. USD LIBOR + 1.000%)(1),(2)	04/25/33	17,750,000	17,972,372
Global SC Finance SRL (14-1A-A2)
3.09% (1)	07/17/29	10,637,250	10,260,127
Higher Education Funding I (14-1-A)
2.51% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	18,182	18,381
Navient Student Loan Trust (14-2-A)
2.20% (1 mo. USD LIBOR + 0.640%)(2)	03/25/83	28,635,354	28,462,670
Navient Student Loan Trust (14-3-A)
2.18% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	28,962,512	28,829,023
Navient Student Loan Trust (14-4-A)
2.18% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	16,293,398	16,175,176
SLM Student Loan Trust (08-8-B)
4.00% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	5,706,000	6,030,841

Total Asset-backed Securities (Cost: $148,008,269)			150,124,180

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.5%
Fannie Mae, Pool #AL3366
2.44%	02/01/23	41,762,272	40,845,799
Fannie Mae, Pool #AL2660
2.63%	10/01/22	15,260,650	15,065,317
Fannie Mae (12-M12-1A) (ACES)
2.84% (3)	08/25/22	45,120,207	45,317,694
Fannie Mae (12-M15-A) (ACES)
2.70% (3)	10/25/22	25,307,728	25,308,300

Total Commercial Mortgage-backed Securities — Agency (Cost: $131,979,225)			126,537,110

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.4%
DBRR Trust (11-LC2-A4A)
4.54% (1),(3)	07/12/44	10,301,320	10,709,613
GRACE Mortgage Trust (14-GRCE-A)
3.37% (1)	06/10/28	15,750,000	16,001,074

GS Mortgage Securities Corp. (12-ALOH-A)
3.55% (1)	04/10/34	6,105,000	6,243,570

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $34,260,832)			32,954,257

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 49.4%
Fannie Mae (01-40-Z)
6.00%	08/25/31	241,887	265,350
Fannie Mae (03-117-TG) (PAC)
4.75%	08/25/33	522,356	541,862
Fannie Mae (04-52-SW) (I/O) (I/F)
5.54% ((-1.00 X 1 mo. USD LIBOR + 7.100%)(2)	07/25/34	753,310	122,807
Fannie Mae (04-65-LT)
4.50%	08/25/24	1,476,429	1,528,565
Fannie Mae (04-68-LC)
5.00%	09/25/29	1,793,513	1,891,465
Fannie Mae (05-117-LC) (PAC)
5.50%	11/25/35	5,563,891	5,871,880
Fannie Mae (05-74-CP) (I/F) (PAC)
19.03% (-3.67 X 1 mo. USD LIBOR + 24.750%)(2)	05/25/35	331,735	439,621
Fannie Mae (07-20-SI) (I/O) (I/F)
4.89% (-1.00 X 1 mo. USD LIBOR + 6.450%)(2)	03/25/37	1,775,774	229,894
Fannie Mae (07-21-SE) (I/O) (I/F)
4.88% (-1.00 X 1 mo. USD LIBOR + 6.440%)(2)	03/25/37	1,663,930	213,027
Fannie Mae (07-56-SG) (I/O) (I/F)
4.85% (-1.00 X 1 mo. USD LIBOR + 6.410%)(2)	06/25/37	1,865,174	172,938
Fannie Mae (07-58-SV) (I/O) (I/F)
5.19% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	06/25/37	6,932,031	868,626
Fannie Mae (07-65-S) (I/O) (I/F)
5.04% (-1.00 X 1 mo. USD LIBOR + 6.600%)(2)	07/25/37	1,380,379	216,061
Fannie Mae (07-88-FY)
2.02% (1 mo. USD LIBOR + 0.460%)(2)	09/25/37	868,909	881,617
Fannie Mae (07-103-AI) (I/O) (I/F)
4.94% ((-1.00 X 1 mo. USD LIBOR + 6.500%)(2)	03/25/37	5,755,738	525,970
Fannie Mae (07-B2-ZA)
5.50%	06/25/37	16,595,029	18,055,005
Fannie Mae (08-1-AI) (I/O) (I/F)
4.69% (-1.00 X 1 mo. USD LIBOR + 6.250%)(2)	05/25/37	6,007,723	875,821
Fannie Mae (08-13-SB) (I/O) (I/F)
4.68% (-1.00 X 1 mo. USD LIBOR + 6.240%)(2)	03/25/38	5,372,245	816,423

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Fannie Mae (08-23-SB) (I/O) (I/F)
5.29% (-1.00 X 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	$9,945,454	$1,397,185
Fannie Mae (08-35-SD) (I/O) (I/F)
4.89% (-1.00 X 1 mo. USD LIBOR + 6.450%)(2)	05/25/38	804,649	77,817
Fannie Mae (08-66-SG) (I/O) (I/F)
4.51% (-1.00 X 1 mo. USD LIBOR + 6.070%)(2)	08/25/38	16,646,133	2,564,918
Fannie Mae (08-68-SA) (I/O) (I/F)
4.41% (-1.00 X 1 mo. USD LIBOR + 5.970%)(2)	08/25/38	4,924,720	501,298
Fannie Mae (09-3-SH) (I/O) (I/F)
3.89% (-1.00 X 1 mo. USD LIBOR + 5.450%)(2)	06/25/37	2,258,174	224,119
Fannie Mae (09-47-SV) (I/O) (I/F)
5.19% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	1,330,020	164,280
Fannie Mae (09-51-SA) (I/O) (I/F)
5.19% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	5,736,363	856,024
Fannie Mae (09-6-SD) (I/O) (I/F)
3.99% (-1.00 X 1 mo. USD LIBOR + 5.550%)(2)	02/25/39	2,795,411	450,842
Fannie Mae (09-68-KB)
4.00%	09/25/24	6,307,476	6,438,246
Fannie Mae (09-71-LB)
4.00%	09/25/29	15,798,141	16,382,097
Fannie Mae (09-72-AC)
4.00%	09/25/29	20,457,829	21,142,442
Fannie Mae (09-72-JS) (I/O) (I/F)
5.69% (-1.00 X 1 mo. USD LIBOR + 7.250%)(2)	09/25/39	1,390,920	245,416
Fannie Mae (10-136-CX) (PAC)
4.00%	08/25/39	20,937,000	21,568,531
Fannie Mae (11-111-DB)
4.00%	11/25/41	50,000,000	51,605,311
Fannie Mae (11-123-ZP) (PAC)
4.50%	12/25/41	4,450,783	4,773,141
Fannie Mae (12-128-UY) (PAC)
2.50%	11/25/42	11,738,000	10,625,942
Fannie Mae (12-133-GC) (PAC)
2.50%	08/25/41	32,228,546	31,583,473
Fannie Mae (12-153-PC) (PAC)
2.00%	05/25/42	10,479,561	9,962,189
Fannie Mae (13-101-BO) (P/O)
0.00% (4)	10/25/43	8,650,035	6,750,667
Fannie Mae (13-101-CO) (P/O)
0.00% (4)	10/25/43	20,229,263	16,034,574
Fannie Mae (13-21-EC) (I/O)
2.00%	12/25/38	16,097,969	15,713,371
Fannie Mae (13-95-PN) (PAC)
3.00%	01/25/43	21,400,000	21,020,737
Fannie Mae (93-202-SZ) (I/F) (PAC)
10.00% (3)	11/25/23	66,988	74,375
Fannie Mae (95-21-C) (P/O)
0.00% (4)	05/25/24	374,538	352,801
Fannie Mae (G92-29-J)
8.00%	07/25/22	25,805	27,783
Fannie Mae, Pool #254634
5.50%	02/01/23	117,508	127,845
Fannie Mae, Pool #257536
5.00%	01/01/29	1,721,965	1,839,827
Fannie Mae, Pool #310033
6.00%	07/01/47	607,003	654,507
Fannie Mae, Pool #555424
5.50%	05/01/33	4,103,740	4,519,123
Fannie Mae, Pool #555811
4.00%	10/01/18	59,462	60,901
Fannie Mae, Pool #661856
3.37% (12 mo. USD LIBOR + 1.623%)(2)	10/01/32	38,427	38,232
Fannie Mae, Pool #671133
2.79% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	81,125	83,635
Fannie Mae, Pool #672272
3.39% (12 mo. USD LIBOR + 1.579%)(2)	12/01/32	40,323	41,998
Fannie Mae, Pool #687847
3.22% (12 mo. USD LIBOR + 1.590%)(2)	02/01/33	108,020	113,416
Fannie Mae, Pool #692104
2.91% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	519,945	536,947
Fannie Mae, Pool #699866
3.32% (12 mo. USD LIBOR + 1.588%)(2)	04/01/33	334,746	348,712
Fannie Mae, Pool #704454
3.44% (12 mo. USD LIBOR + 1.695%)(2)	05/01/33	116,868	121,345
Fannie Mae, Pool #708820
3.52% (12 mo. USD LIBOR + 1.765%)(2)	06/01/33	212,478	212,153
Fannie Mae, Pool #725275
4.00%	03/01/19	33,175	33,979
Fannie Mae, Pool #728824
3.34% (12 mo. USD LIBOR + 1.586%)(2)	07/01/33	135,498	143,186
Fannie Mae, Pool #734384
5.50%	07/01/33	465,628	498,996
Fannie Mae, Pool #785677
5.00%	07/01/19	6,345	6,447
Fannie Mae, Pool #888593
7.00%	06/01/37	475,545	545,883
Fannie Mae, Pool #934103
5.00%	07/01/38	440,832	457,601
Fannie Mae, Pool #979563
5.00%	04/01/28	1,198,139	1,280,147
Fannie Mae, Pool #995040
5.00%	06/01/23	544,882	574,402
Fannie Mae, Pool #995425
6.00%	01/01/24	2,732,818	2,893,544
Fannie Mae, Pool #995573
6.00%	01/01/49	1,387,746	1,499,788
Fannie Mae, Pool #995953
6.00%	11/01/28	5,260,572	5,854,305
Fannie Mae, Pool #995954
6.00%	03/01/29	2,853,537	3,174,697
Fannie Mae, Pool #AA3303
5.50%	06/01/38	3,200,058	3,484,816
Fannie Mae, Pool #AB6210
3.00%	09/01/42	36,484,502	35,972,290

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Fannie Mae, Pool #AE0588
6.00%	08/01/37	$8,646,935	$9,733,392
Fannie Mae, Pool #AL0851
6.00%	10/01/40	6,134,792	6,869,658
Fannie Mae, Pool #AL1594
6.00%	07/01/40	4,492,285	4,988,560
Fannie Mae, Pool #AL9106
4.50%	02/01/46	36,706,959	38,796,101
Fannie Mae, Pool #AS9749
4.00%	06/01/47	21,971,410	22,767,945
Fannie Mae, Pool #AS9830
4.00%	06/01/47	26,936,769	27,913,314
Fannie Mae, Pool #AS9972
4.00%	07/01/47	23,313,204	24,158,383
Fannie Mae, Pool #BC1158
3.50%	02/01/46	56,923,477	57,545,155
Fannie Mae, Pool #MA1561
3.00%	09/01/33	49,521,781	49,601,093
Fannie Mae, Pool #MA1584
3.50%	09/01/33	34,353,777	35,172,072
Fannie Mae, Pool #MA2871
3.00%	01/01/32	16,434,802	16,531,868
Fannie Mae, Pool #MA2883
3.00%	01/01/27	17,648,016	17,804,931
Fannie Mae, Pool #MA2995
4.00%	05/01/47	32,365,615	33,440,736
Fannie Mae, Pool #MA3027
4.00%	06/01/47	69,087,443	71,382,330
Fannie Mae, Pool #MA3058
4.00%	07/01/47	120,099,503	124,094,493
Fannie Mae, Pool #MA3210
3.50% (5)	12/01/47	74,382,138	75,126,434
Fannie Mae, Pool #MA3238
3.50% (5)	01/01/48	36,180,482	36,542,531
Fannie Mae, Pool #MA3246
2.50%	01/01/33	67,072,334	66,108,349
Fannie Mae, Pool #MA3276
3.50% (5)	02/01/48	81,678,749	82,495,927
Fannie Mae TBA, 30 Year
3.00% (6)	05/01/44	66,085,000	64,763,300
3.50% (6)	11/01/44	125,845,000	127,034,629
4.50% (6)	01/01/42	152,725,000	161,005,559
Freddie Mac (1829-ZB)
6.50%	03/15/26	124,012	133,090
Freddie Mac (2367-ZK)
6.00%	10/15/31	189,958	206,973
Freddie Mac (2514-PZ) (PAC)
5.50%	10/15/32	2,733,962	2,935,704
Freddie Mac (2571-PZ) (PAC)
5.50%	02/15/33	6,495,395	6,934,655
Freddie Mac (2642-AR)
4.50%	07/15/23	603,308	622,154
Freddie Mac (2647-OV) (P/O)
0.00% (4)	07/15/33	614,589	550,960
Freddie Mac (2662-MT) (TAC)
4.50%	08/15/33	2,717,843	2,830,774
Freddie Mac (2666-BD)
4.50%	08/15/23	1,337,159	1,379,062
Freddie Mac (2700-B)
4.50%	11/15/23	2,020,582	2,097,258
Freddie Mac (2752-GZ) (PAC)
5.00%	02/15/34	26,365,251	28,153,567
Freddie Mac (277-30)
3.00%	09/15/42	37,925,099	37,287,172
Freddie Mac (2882-JH) (PAC)
4.50%	10/15/34	412,002	423,100
Freddie Mac (2903-PO) (P/O)
0.00% (4)	11/15/23	390,326	363,980
Freddie Mac (3045-HZ)
4.50%	10/15/35	2,702,720	2,808,441
Freddie Mac (3063-YG) (PAC)
5.50%	11/15/35	31,022,585	33,801,712
Freddie Mac (3114-KZ)
5.00%	02/15/36	22,480,158	24,032,377
Freddie Mac (3146-GE)
5.50%	04/15/26	6,243,722	6,688,541
Freddie Mac (3149-OD) (P/O) (PAC)
0.00% (4)	05/15/36	6,537,619	5,666,507
Freddie Mac (3315-S) (I/O) (I/F)
4.85% (-1.00 X 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	2,677,809	290,608
Freddie Mac (3376-SX) (I/O) (I/F)
4.48% (-1.00 X 1 mo. USD LIBOR + 6.040%)(2)	10/15/37	3,874,965	495,746
Freddie Mac (3410-IS) (I/O) (I/F)
4.71% (-1.00 X 1 mo. USD LIBOR + 6.270%)(2)	02/15/38	5,300,648	812,525
Freddie Mac (3424-BI) (I/O) (I/F)
5.24% (-1.00 X 1 mo. USD LIBOR + 6.800%)(2)	04/15/38	5,536,976	1,023,328
Freddie Mac (3512-AY)
4.00%	02/15/24	3,462,096	3,487,610
Freddie Mac (3519-SH) (I/O) (I/F)
3.94% (-1.00 X 1 mo. USD LIBOR + 5.500%)(2)	07/15/37	654,259	32,064
Freddie Mac (3531-SC) (I/O) (I/F)
4.74% (-1.00 X 1 mo. USD LIBOR + 6.300%)(2)	05/15/39	8,410,107	580,167
Freddie Mac (3541-SA) (I/O) (I/F)
5.19% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	06/15/39	2,312,286	349,677
Freddie Mac (3550-GS) (I/O) (I/F)
5.19% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/15/39	7,673,003	1,365,963
Freddie Mac (3551-VZ)
5.50%	12/15/32	3,371,254	3,621,597
Freddie Mac (3557-KB)
4.50%	07/15/29	7,123,490	7,437,634
Freddie Mac (3557-NB)
4.50%	07/15/29	16,246,467	16,844,194
Freddie Mac (3558-KB)
4.00%	08/15/29	8,271,970	8,552,853
Freddie Mac (3565-XB)
4.00%	08/15/24	11,572,889	11,866,670
Freddie Mac (3575-D)
4.50%	03/15/37	994,026	1,037,689
Freddie Mac (3626-MD) (PAC)
5.00%	01/15/38	20,115,000	21,065,108
Freddie Mac (3719-PJ) (PAC)
4.50%	09/15/40	20,025,406	21,048,800
Freddie Mac (3788-SB) (I/O) (I/F)
4.92% (-1.00 X 1 mo. USD LIBOR + 6.480%)(2)	01/15/41	10,857,370	1,555,208

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Freddie Mac (3885-PO) (P/O) (PAC)
0.00% (4)	11/15/33	$2,693,461	$2,360,085
Freddie Mac (3930-KE) (PAC)
4.00%	09/15/41	10,470,000	10,936,673
Freddie Mac (4030-HS) (I/O) (I/F)
5.05% (-1.00 X 1 mo. USD LIBOR + 6.610%)(2)	04/15/42	4,563,413	769,988
Freddie Mac (4604-PB) (PAC)
3.00%	01/15/46	2,201,517	2,084,276
Freddie Mac (R002-ZA)
5.50%	06/15/35	5,864,238	6,436,583
Freddie Mac, Pool #A91162
5.00%	02/01/40	25,640,117	28,083,938
Freddie Mac, Pool #A92195
5.00%	05/01/40	7,823,417	8,550,831
Freddie Mac, Pool #B15322
5.00%	07/01/19	1,847	1,877
Freddie Mac, Pool #B15490
5.00%	07/01/19	3,232	3,285
Freddie Mac, Pool #B15557
5.00%	07/01/19	11,251	11,436
Freddie Mac, Pool #C90552
6.00%	06/01/22	37,803	41,380
Freddie Mac, Pool #G01959
5.00%	12/01/35	153,402	165,903
Freddie Mac, Pool #G06173
4.00%	11/01/40	31,310,418	32,845,526
Freddie Mac, Pool #G07556
4.00%	11/01/43	9,367,695	9,823,750
Freddie Mac, Pool #G07786
4.00%	08/01/44	34,776,019	36,384,172
Freddie Mac, Pool #G07848
3.50%	04/01/44	74,753,158	75,966,732
Freddie Mac, Pool #G08681
3.50%	12/01/45	55,149,080	55,768,616
Freddie Mac, Pool #G08687
3.50%	01/01/46	93,076,529	94,063,948
Freddie Mac, Pool #G08710
3.00%	06/01/46	4,279,796	4,197,161
Freddie Mac, Pool #G08715
3.00%	08/01/46	82,224,258	80,636,651
Freddie Mac, Pool #G08716
3.50%	08/01/46	52,363,873	52,902,985
Freddie Mac, Pool #G08721
3.00%	09/01/46	91,712,880	89,942,065
Freddie Mac, Pool #G08722
3.50%	09/01/46	51,389,804	51,918,879
Freddie Mac, Pool #G08737
3.00%	12/01/46	151,983,531	149,048,995
Freddie Mac, Pool #G08747
3.00%	02/01/47	141,824,252	139,085,874
Freddie Mac, Pool #G11678
4.50%	04/01/20	121,754	122,958
Freddie Mac, Pool #G12635
5.50%	03/01/22	457,823	460,615
Freddie Mac, Pool #G12702
4.50%	09/01/20	329,790	333,328
Freddie Mac, Pool #G13390
6.00%	01/01/24	768,506	807,721
Freddie Mac, Pool #G18592
3.00%	03/01/31	43,941,040	44,188,208
Freddie Mac, Pool #G18627
3.00%	01/01/32	25,410,318	25,553,251
Freddie Mac, Pool #G30194
6.50%	04/01/21	10,790	11,663
Freddie Mac, Pool #G30450
6.00%	01/01/29	1,943,748	2,170,912
Freddie Mac, Pool #G30452
6.00%	10/01/28	2,002,356	2,235,694
Freddie Mac, Pool #G30454
5.00%	05/01/29	2,706,407	2,906,075
Freddie Mac, Pool #G60238
3.50%	10/01/45	119,195,019	120,981,179
Freddie Mac, Pool #G60440
3.50%	03/01/46	73,291,652	74,389,941
Freddie Mac, Pool #G67700
3.50%	08/01/46	65,211,336	66,207,335
Freddie Mac, Pool #G67703
3.50%	04/01/47	83,107,526	84,337,908
Freddie Mac, Pool #G67706
3.50%	12/01/47	12,333,529	12,518,050
Freddie Mac
3.50% (5)	01/01/48	32,540,000	33,070,672
Freddie Mac, Pool #H82001
5.50%	07/01/37	438,020	469,075
Freddie Mac, Pool #N70081
5.50%	07/01/38	4,442,886	4,792,882
Freddie Mac, Pool #P51350
5.00%	03/01/36	4,128,798	4,480,292
Freddie Mac TBA, 30 Year
3.50% (6)	02/01/45	153,220,000	154,704,319
Ginnie Mae (03-42-SH) (I/O) (I/F)
4.99% (-1.00 X 1 mo. USD LIBOR + 6.550%)(2)	05/20/33	929,408	138,707
Ginnie Mae (11-70-BO) (P/O)
0.00% (4)	05/20/41	11,764,360	9,551,725
Ginnie Mae (15-42-ZB)
3.00%	03/20/45	17,368,051	15,491,488
Ginnie Mae (15-43-DM)
2.50%	03/20/45	37,325,347	33,389,964
Ginnie Mae (15-44-Z)
3.00%	03/20/45	11,753,114	10,463,034
Ginnie Mae (15-52-EZ)
3.00%	04/16/45	10,372,674	9,204,403
Ginnie Mae II, Pool #80963
2.75% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	07/20/34	294,282	299,065
Ginnie Mae II, Pool #MA2374
5.00%	11/20/44	938,888	990,931
Ginnie Mae II, Pool #MA2828
4.50%	05/20/45	606,907	638,157
Ginnie Mae II, Pool #MA3456
4.50%	02/20/46	3,304,456	3,493,205
Ginnie Mae II, Pool #MA3521
3.50%	03/20/46	94,630,731	96,471,592
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	46,347,951	47,240,810
Ginnie Mae II, Pool #MA3665
4.50%	05/20/46	5,466,756	5,745,868
Ginnie Mae II, Pool #MA3736
3.50%	06/20/46	58,355,179	59,497,138
Ginnie Mae II, Pool #MA3739
5.00%	06/20/46	10,408,695	10,991,327
Ginnie Mae II, Pool #MA3803
3.50%	07/20/46	13,267,150	13,522,732
Ginnie Mae II, Pool #MA3876
4.50%	08/20/46	342,524	359,635
Ginnie Mae II, Pool #MA3877
5.00%	08/20/46	4,682,505	4,922,003

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Ginnie Mae II, Pool #MA4006
4.50%	10/20/46	$165,605	$173,842
Ginnie Mae II, Pool #MA4007
5.00%	10/20/46	10,860,764	11,462,772
Ginnie Mae II, Pool #MA4071
4.50%	11/20/46	763,897	803,984
Ginnie Mae II, Pool #MA4126
3.00%	12/20/46	117,409,128	116,387,016
Ginnie Mae II, Pool #MA4129
4.50%	12/20/46	242,698	254,742
Ginnie Mae II, Pool #MA4199
5.00%	01/20/47	10,668,937	11,268,990
Ginnie Mae II, Pool #MA4264
4.50%	02/20/47	30,769,649	32,268,947
Ginnie Mae II, Pool #MA4265
5.00%	02/20/47	10,556,873	11,096,358
Ginnie Mae II, Pool #MA4324
5.00%	03/20/47	12,046,730	12,721,052
Ginnie Mae II, Pool #MA4385
5.00%	04/20/47	2,517,310	2,656,843
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	2,104,798	2,221,466
Ginnie Mae II, Pool #MA4512
4.50%	06/20/47	153,655,100	160,834,487
Ginnie Mae II, Pool #MA4513
5.00%	06/20/47	51,130,645	54,017,418
Ginnie Mae II, Pool #MA4781
5.00%	10/20/47	10,841,328	11,416,422
Ginnie Mae II, Pool #MA4838
4.00%	11/20/47	46,141,393	47,939,149
Ginnie Mae II TBA, 30 Year
3.00% (6)	04/01/45	73,680,000	72,948,957
3.50% (6)	06/01/45	23,810,000	24,243,417
4.00% (6)	01/01/45	42,690,000	44,175,813
5.00% (6)	08/01/39	11,490,000	12,102,202

Total Residential Mortgage-backed Securities — Agency (Cost: $4,316,567,475)			4,269,612,809

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —16.1%
ACE Securities Corp. (06-ASP1-A2D)
2.18% (1 mo. USD LIBOR + 0.620%)(2)	12/25/35	8,814,745	8,793,912
ACE Securities Corp. (07-ASP1-A2C)
1.82% (1 mo. USD LIBOR + 0.260%)(2)	03/25/37	15,784,389	9,755,625
ACE Securities Corp. (07-ASP1-A2D)
1.94% (1 mo. USD LIBOR + 0.380%)(2)	03/25/37	8,483,942	5,275,910
Adjustable Rate Mortgage Trust (04-5-3A1)
3.80% (3)	04/25/35	955,009	966,943
Ameriquest Mortgage Securities, Inc. (05-R10-A2C)
1.89% (1 mo. USD LIBOR + 0.330%)(2)	01/25/36	3,242,314	3,250,143
Asset-Backed Funding Certificates (05-HE2-M2)
2.31% (1 mo. USD LIBOR + 0.750%)(2)	06/25/35	913,367	923,168
Asset-Backed Funding Certificates (07-NC1-A2)
1.86% (1 mo. USD LIBOR + 0.300%)(1),(2)	05/25/37	8,747,000	7,878,119
Asset-Backed Funding Certificates (07-WMC1-A2A)
2.31% (1 mo. USD LIBOR + 0.750%)(2)	06/25/37	16,163,364	12,917,489
Banc of America Funding Corp. (04-B-3A1)
3.32% (3)	12/20/34	395,533	276,912
Banc of America Funding Corp. (06-D-2A1)
3.51% (3),(7)	05/20/36	61,525	56,045
Banc of America Funding Corp. (06-D-3A1)
3.51% (3),(7)	05/20/36	3,942,896	3,615,976
Banc of America Funding Corp. (06-G-2A1)
1.78% (1 mo. USD LIBOR + 0.220%)(2)	07/20/36	7,683,943	7,709,742
Banc of America Funding Corp. (15-R8-1A1)
1.90% (1),(3)	11/26/46	7,228,656	6,919,756
Banc of America Funding Trust (06-3-4A14)
6.00%	03/25/36	1,127,493	1,144,802
Banc of America Funding Trust (06-3-5A3)
5.50% (7)	03/25/36	4,229,507	4,052,459
BCAP LLC Trust (08-IND2-A1)
3.21% (1 mo. USD LIBOR + 1.650%)(2)	04/25/38	13,434,149	13,539,042
BCAP LLC Trust (09-RR1-22A1)
3.57% (1),(3)	05/26/35	76,541	76,863
BCAP LLC Trust (09-RR1-23A1)
3.59% (1),(3)	05/26/35	9,294	9,323
BCAP LLC Trust (11-RR3-1A5)
3.72% (1),(3)	05/27/37	163,444	163,794
BCAP LLC Trust (11-RR3-5A3)
3.35% (1),(3)	11/27/37	633,921	635,555
BCAP LLC Trust (11-RR4-2A3)
3.79% (1),(3)	06/26/47	2,343,443	2,365,582
BCAP LLC Trust (11-RR4-3A3)
3.58% (1),(3)	07/26/36	2,104,173	2,098,474
BCAP LLC Trust (11-RR5-1A3)
3.18% (1),(3)	03/26/37	339,734	340,896
BCAP LLC Trust (11-RR9-7A1)
2.85% (1),(3)	04/26/37	6,760,904	6,715,564
BCAP LLC Trust (12-RR2-9A3)
3.53% (1),(3)	03/26/35	1,485,679	1,474,458
BCAP LLC Trust (12-RR8-3A1)
3.33% (1),(3)	08/26/36	3,494,288	3,503,578
BCAP LLC Trust (13-RR2-6A1)
3.00% (1),(3)	06/26/37	579,006	580,789
Bear Stearns Alt-A Trust (04-13-A1)
2.30% (1 mo. USD LIBOR + 0.740%)(2)	11/25/34	734,592	736,563
Bear Stearns Alt-A Trust (05-2-2A4)
3.49% (3)	04/25/35	4,736	4,701
Bear Stearns Alt-A Trust (05-4-23A1)
3.54% (3)	05/25/35	6,737,523	6,797,030
Bear Stearns Alt-A Trust (06-4-32A1)
3.58% (3),(7)	07/25/36	593,064	482,453
Bear Stearns ARM Trust (04-12-1A1)
3.69% (3)	02/25/35	1,081,625	1,066,526
Bear Stearns ARM Trust (05-10-A3)
3.52% (3)	10/25/35	7,477,269	7,745,844
Bear Stearns ARM Trust (06-2-2A1)
3.65% (3),(7)	07/25/36	2,189,728	2,256,897
Bear Stearns ARM Trust (07-1-2A1)
3.83% (3),(7)	02/25/47	325,264	309,343
Bear Stearns ARM Trust (07-5-3A1)
3.68% (3),(7)	08/25/47	1,317,808	1,291,430
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3)
5.50% (3)	09/25/35	1,800,158	1,806,262
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4)
5.40% (3)	09/25/35	3,849,043	3,862,372
Bear Stearns Mortgage Funding Trust (06-AR3-1A1)
1.74% (1 mo. USD LIBOR + 0.180%)(2)	10/25/36	781,275	728,368

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Carrington Mortgage Loan Trust (05-NC5-A3)
1.98% (1 mo. USD LIBOR + 0.420%)(2)	10/25/35	$1,270,657	$1,273,969
Chase Mortgage Finance Corp. (06-A1-2A1)
3.63% (3),(7)	09/25/36	1,053,677	1,055,081
Chase Mortgage Finance Corp. (07-A1-8A1)
3.71% (3)	02/25/37	4,552,705	4,667,708
Chaseflex Trust (05-1-1A5)
6.50%	02/25/35	3,955,606	4,141,657
Chaseflex Trust (06-1-A3)
6.30% (3),(7)	06/25/36	10,402,016	11,010,203
CIM Trust (15-3AG-A1)
3.32% (1 mo. USD LIBOR + 1.750%)(1),(2)	10/25/57	19,871,051	20,171,907
CIM Trust (15-4AG-A1)
3.57% (1 mo. USD LIBOR + 2.000%)(1),(2)	10/25/57	27,691,739	28,025,727
CIM Trust (16-4-A1)
3.57% (1 mo. USD LIBOR + 2.000%)(1),(2)	10/25/57	43,550,524	45,164,153
CIM Trust (17-7-A)
3.00% (1),(3)	12/25/65	40,858,363	40,922,841
Citicorp Mortgage Securities Trust, Inc. (07-4-3A1)
5.50%	05/25/37	523,742	522,554
Citicorp Residential Mortgage Trust, Inc. (06-2-A4)
5.53% (3)	09/25/36	1,113,238	1,123,312
Citigroup Mortgage Loan Trust (06-HE3-A1)
1.70% (1 mo. USD LIBOR + 0.140%)(1),(2)	12/25/36	19,586,928	19,071,909
Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A)
3.57% (3),(7)	07/25/36	5,345,149	4,558,068
Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A)
1.71% (1 mo. USD LIBOR + 0.150%)(2)	08/25/36	2,387,955	2,390,506
Citigroup Mortgage Loan Trust, Inc. (07-12-2A1)
6.50% (1),(7)	10/25/36	3,777,928	3,067,202
Citigroup Mortgage Loan Trust, Inc. (10-4-4A5)
5.00% (1)	10/25/35	334,524	338,272
Citigroup Mortgage Loan Trust, Inc. (14-10-2A1)
1.80% (1 mo. USD LIBOR + 0.250%)(1),(2)	07/25/37	3,728,044	3,702,363
CitiMortgage Alternative Loan Trust (05-A1-2A1)
5.00%	07/25/20	328,538	330,084
Conseco Financial Corp. (99-2-A7)
6.44%	12/01/30	3,688,977	3,845,224
Countrywide Alternative Loan Trust (05-20CB-4A1)
5.25% (7)	07/25/20	444,284	440,304
Countrywide Alternative Loan Trust (05-84-1A1)
3.34% (3),(7)	02/25/36	291,758	238,781
Countrywide Alternative Loan Trust (05-J1-2A1)
5.50%	02/25/25	963,581	977,441
Countrywide Alternative Loan Trust (06-HY12-A5)
3.39% (3)	08/25/36	14,795,670	15,208,549
Countrywide Alternative Loan Trust (06-J3-3A1)
5.50%	04/25/21	522,336	519,087
Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3)
5.50%	08/25/34	6,858,518	7,208,205
Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1)
2.16% (1 mo. USD LIBOR + 0.600%)(2)	05/25/35	12,907,604	12,077,846
Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1)
3.43% (3),(7)	09/20/35	33,076	27,948
Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1)
3.80% (3),(7)	09/25/47	10,738	10,470
Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1)
3.09% (3),(7)	03/25/37	54,535	43,431
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)
5.75%	04/22/33	50,259	51,445
Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1)
6.50% (7)	12/25/35	2,562,627	2,041,778
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1)
6.50% (7)	01/25/36	9,402,504	6,491,067
Credit Suisse Mortgage Capital Certificates (15-5R-2A1)
1.61% (1 mo. USD LIBOR + 0.280%)(1),(2)	04/27/47	8,930,111	8,782,875
Credit Suisse Mortgage Trust (13-7R-4A1)
1.72% (1 mo. USD LIBOR + 0.160%)(1),(2)	07/26/36	3,456,265	3,294,416
Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2)
3.46% (3)	01/25/36	4,497,333	3,967,347
Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4)
1.72% (1 mo. USD LIBOR + 0.160%)(2)	10/25/36	31,210,577	22,605,088
Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4)
1.79% (1 mo. USD LIBOR + 0.230%)(2)	11/25/36	17,605,927	11,860,104
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B)
4.25% (3)	02/25/37	4,039,396	3,164,935
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C)
4.25% (3)	02/25/37	13,894,744	10,885,401
CSMC Mortgage-Backed Trust (06-8-3A1)
6.00% (7)	10/25/21	3,908,914	3,703,137
CSMC Mortgage-Backed Trust (06-9-5A1)
5.50% (7)	11/25/36	2,977,229	2,930,906
CSMC Mortgage-Backed Trust (07-2-3A4)
5.50% (7)	03/25/37	9,277,803	8,555,352
CSMC Mortgage-Backed Trust (14-11R-11A1)
4.30% (1 mo. USD LIBOR + 1.750%)(1),(2)	06/27/47	5,839,431	6,091,494
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6)
1.75% (1 mo. USD LIBOR + 0.190%)(2),(7)	02/25/37	475,179	433,863
DSLA Mortgage Loan Trust (05-AR6-2A1A)
1.85% (1 mo. USD LIBOR + 0.290%)(2)	10/19/45	3,299,007	3,281,866
DSLA Mortgage Loan Trust (06-AR2-2A1A)
1.76% (1 mo. USD LIBOR + 0.200%)(2)	10/19/36	31,898,300	28,880,890
DSLA Mortgage Loan Trust (07-AR1-2A1A)
1.70% (1 mo. USD LIBOR + 0.140%)(2)	04/19/47	9,527,543	8,983,355
Fieldstone Mortgage Investment Corp. (07-1-2A2)
1.83% (1 mo. USD LIBOR + 0.270%)(2)	04/25/47	4,441,560	3,276,570

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C)
1.72% (1 mo. USD LIBOR + 0.160%)(2)	12/25/37	$24,603,752	$18,378,100
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D)
1.77% (1 mo. USD LIBOR + 0.210%)(2)	12/25/37	14,438,320	10,861,316
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C)
1.70% (1 mo. USD LIBOR + 0.140%)(2)	01/25/38	5,947,569	4,468,305
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D)
1.78% (1 mo. USD LIBOR + 0.220%)(2)	01/25/38	24,943,480	18,945,967
First Franklin Mortgage Loan Trust (06-FF9-2A4)
1.81% (1 mo. USD LIBOR + 0.250%)(2)	06/25/36	5,068,000	3,605,634
First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1)
3.33% (3)	05/25/35	5,099,929	5,190,114
First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1)
3.21% (3),(7)	09/25/35	4,147,979	3,884,574
First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1)
3.22% (3),(7)	09/25/35	3,473,705	3,383,704
First Horizon Alternative Mortgage Securities Trust (06-AA7-A1)
3.28% (3),(7)	01/25/37	13,092,147	11,931,672
Fremont Home Loan Trust (05-E-2A4)
1.89% (1 mo. USD LIBOR + 0.330%)(2)	01/25/36	16,736,352	16,197,063
Fremont Home Loan Trust (06-1-2A3)
1.74% (1 mo. USD LIBOR + 0.180%)(2)	04/25/36	3,452,442	3,344,976
GMAC Mortgage Loan Trust (05-AR5-2A1)
3.93% (3)	09/19/35	3,209,281	2,932,066
GreenPoint Mortgage Funding Trust (05-AR3-1A1)
1.80% (1 mo. USD LIBOR + 0.240%)(2)	08/25/45	628,529	580,049
GS Mortgage Securities Corp. (09-1R-3A1)
3.67% (1),(3)	11/25/35	687,048	692,904
GSAA Home Equity Trust (05-7-AF5)
4.61% (3)	05/25/35	1,272,219	1,286,402
GSAA Home Equity Trust (05-9-2A3)
1.93% (1 mo. USD LIBOR + 0.370%)(2)	08/25/35	757,420	751,596
GSR Mortgage Loan Trust (04-9-3A1)
3.56% (3)	08/25/34	3,267,105	3,441,898
GSR Mortgage Loan Trust (07-3F-3A7)
6.00% (7)	05/25/37	13,490,656	12,739,458
GSR Mortgage Loan Trust (07-AR2-2A1)
3.61% (3)	05/25/37	1,256,282	1,156,051
GSR Mortgage Loan Trust (07-AR2-5A1A)
3.53% (3),(7)	05/25/37	2,251,729	2,025,816
Harborview Mortgage Loan Trust (05-9-2A1A)
1.90% (1 mo. USD LIBOR + 0.340%)(2)	06/20/35	3,047,851	2,994,605
Harborview Mortgage Loan Trust (06-8-2A1A)
1.75% (1 mo. USD LIBOR + 0.190%)(2)	07/21/36	16,605,527	14,779,426
Homestar Mortgage Acceptance Corp. (04-3-AV2C)
2.14% (1 mo. USD LIBOR + 0.580%)(2)	07/25/34	1,268,107	1,275,157
Homestar Mortgage Acceptance Corp. (04-5-A1)
2.46% (1 mo. USD LIBOR + 0.900%)(2)	10/25/34	273,317	276,004
HSI Asset Loan Obligation Trust (07-2-2A12)
6.00%	09/25/37	1,027,076	947,352
Impac CMB Trust (04-5-1A1)
2.28% (1 mo. USD LIBOR + 0.720%)(2)	10/25/34	7,395	7,352
Impac CMB Trust (05-1-1A1)
2.08% (1 mo. USD LIBOR + 0.520%)(2)	04/25/35	1,360,496	1,304,289
Impac CMB Trust (05-5-A2)
2.00% (1 mo. USD LIBOR + 0.440%)(2)	08/25/35	6,860,367	6,393,499
Indymac Index Mortgage Loan Trust (04-AR4-2A)
3.49% (3)	08/25/34	7,853,637	8,001,363
Indymac Index Mortgage Loan Trust (04-AR9-4A)
2.55% (3)	11/25/34	1,035,452	899,499
Indymac Index Mortgage Loan Trust (05-AR17-3A1)
3.43% (3),(7)	09/25/35	5,092,955	4,670,281
Indymac Index Mortgage Loan Trust (05-AR23-2A1)
3.39% (3),(7)	11/25/35	4,086,821	3,828,606
Indymac Index Mortgage Loan Trust (05-AR23-6A1)
3.31% (3),(7)	11/25/35	5,089,857	4,554,898
Indymac Index Mortgage Loan Trust (05-AR25-2A1)
3.35% (3),(7)	12/25/35	2,728,370	2,624,214
Indymac Index Mortgage Loan Trust (05-AR7-2A1)
3.07% (3)	06/25/35	3,479,307	3,125,534
Indymac Index Mortgage Loan Trust (06-AR39-A1)
1.74% (1 mo. USD LIBOR + 0.180%)(2)	02/25/37	9,980,426	9,510,649
Indymac Index Mortgage Loan Trust (07-AR11-1A1)
3.07% (3),(7)	06/25/37	24,804	21,281
Indymac Index Mortgage Loan Trust (07-AR5-2A1)
3.50% (3),(7)	05/25/37	17,592,165	16,365,459
Indymac Index Mortgage Loan Trust (07-AR7-1A1)
3.66% (3)	11/25/37	4,459,223	4,397,713
Indymac Index Mortgage Loan Trust (07-FLX1-A2)
1.74% (1 mo. USD LIBOR + 0.180%)(2)	02/25/37	1,507,687	1,507,536
JPMorgan Alternative Loan Trust (06-A2-5A1)
3.52% (3),(7)	05/25/36	8,039,457	6,952,955
JPMorgan Alternative Loan Trust (06-A4-A8)
3.36% (3),(7)	09/25/36	3,336,964	4,022,649
JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4)
5.76% (3)	10/25/36	7,352,930	6,237,193
JPMorgan Mortgage Acquisition Corp. (07-CH4-A4)
1.72% (1 mo. USD LIBOR + 0.160%)(2)	01/25/36	17,296,736	17,222,725
JPMorgan Mortgage Trust (05-A6-7A1)
3.63% (3)	08/25/35	502,227	491,187
JPMorgan Mortgage Trust (06-A2-5A3)
3.58% (3)	11/25/33	2,950,974	3,023,869
JPMorgan Mortgage Trust (06-A4-1A4)
3.70% (3),(7)	06/25/36	619,977	595,742
JPMorgan Mortgage Trust (06-A7-2A4R)
3.55% (3),(7)	01/25/37	26,653	26,897
JPMorgan Mortgage Trust (06-S2-2A2)
5.88%	06/25/21	986,981	966,307
JPMorgan Resecuritization Trust Series (14-6-3A1)
1.76% (1 mo. USD LIBOR + 0.210%)(1),(2)	07/27/46	5,501,031	5,479,372
Lehman Mortgage Trust (05-1-6A1)
5.00%	11/25/20	914,168	582,479
Lehman Mortgage Trust (06-4-4A1)
6.00% (7)	08/25/21	2,107,889	2,074,739

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Lehman Mortgage Trust (07-10-4A1)
6.00% (7)	01/25/27	$683,908	$567,029
Lehman XS Trust (06-10N-1A3A)
1.77% (1 mo. USD LIBOR + 0.210%)(2),(7)	07/25/46	17,894,653	17,362,816
Lehman XS Trust (06-12N-A2A1)
1.71% (1 mo. USD LIBOR + 0.150%)(2),(7)	08/25/46	14,695	14,731
Lehman XS Trust (06-12N-A31A)
1.76% (1 mo. USD LIBOR + 0.200%)(2),(7)	08/25/46	6,170,709	5,283,413
Lehman XS Trust (06-13-1A2)
1.73% (1 mo. USD LIBOR + 0.170%)(2),(7)	09/25/36	3,584,166	3,816,444
Lehman XS Trust (06-9-A1B)
1.72% (1 mo. USD LIBOR + 0.160%)(2),(7)	05/25/46	9,051,460	10,834,678
Long Beach Mortgage Loan Trust (06-WL1-1A3)
1.89% (1 mo. USD LIBOR + 0.330%)(2)	01/25/46	7,197,388	7,114,016
Long Beach Mortgage Loan Trust (06-WL1-2A4)
1.90% (1 mo. USD LIBOR + 0.340%)(2)	01/25/46	14,950,000	14,693,226
Madison Avenue Manufactured Housing Contract (02-A-B1)
4.81% (1 mo. USD LIBOR + 3.250%)(2)	03/25/32	3,911,187	3,969,812
MASTR Adjustable Rate Mortgages Trust (04-9-M1)
2.14% (1 mo. USD LIBOR + 0.580%)(2)	11/25/34	1,366,182	1,367,979
MASTR Alternative Loans Trust (05-4-1A1)
6.50%	05/25/35	6,426,487	6,207,666
MASTR Alternative Loans Trust (06-2-2A1)
1.96% (1 mo. USD LIBOR + 0.400%)(2),(7),(8)	03/25/36	70,681	13,720
MASTR Asset Securitization Trust (06-3-2A1)
2.01% (1 mo. USD LIBOR + 0.450%)(2),(7)	10/25/36	52,797	29,904
MASTR Asset-Backed Securities Trust (06-AB1-A4)
5.72% (3)	02/25/36	1,306,950	1,291,451
MASTR Asset-Backed Securities Trust (06-HE1-A4)
1.85% (1 mo. USD LIBOR + 0.290%)(2)	01/25/36	3,415,929	3,429,826
MASTR Asset-Backed Securities Trust (06-HE5-A3)
1.72% (1 mo. USD LIBOR + 0.160%)(2)	11/25/36	21,871,677	15,520,359
MASTR Seasoned Securitization Trust (04-1-4A1)
3.60% (3)	10/25/32	10,531	10,681
Merrill Lynch Alternative Note Asset Trust (07-A1-A2C)
1.79% (1 mo. USD LIBOR + 0.230%)(2)	01/25/37	2,091,406	1,141,205
Merrill Lynch Alternative Note Asset Trust (07-A1-A3)
1.72% (1 mo. USD LIBOR + 0.160%)(2)	01/25/37	1,075,819	572,392
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B)
1.73% (1 mo. USD LIBOR + 0.170%)(2)	04/25/37	8,442,938	5,213,914
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C)
1.81% (1 mo. USD LIBOR + 0.250%)(2)	04/25/37	29,546,718	18,457,070
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D)
1.90% (1 mo. USD LIBOR + 0.340%)(2)	04/25/37	7,281,957	4,607,000
Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C)
1.80% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	6,572,154	4,652,968
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B)
1.69% (1 mo. USD LIBOR + 0.130%)(2)	06/25/37	3,141,882	2,379,144
Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3)
1.72% (1 mo. USD LIBOR + 0.160%)(2)	07/25/37	39,574,672	28,618,091
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1)
4.16% (1 year Treasury Constant Maturity Rate + 2.400%)(2),(7)	08/25/36	2,110,323	2,071,482
Mid-State Trust (05-1-A)
5.75%	01/15/40	3,548,443	3,858,789
Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2)
2.52% (1 mo. USD LIBOR + 0.960%)(2)	09/25/34	860,322	862,895
Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3)
2.36% (1 mo. USD LIBOR + 0.795%)(2)	07/25/35	1,878,598	1,890,422
Morgan Stanley Home Equity Loan Trust (06-2-A4)
1.84% (1 mo. USD LIBOR + 0.280%)(2)	02/25/36	3,582,741	3,525,284
Morgan Stanley Mortgage Loan Trust (05-6AR-1A1)
1.84% (1 mo. USD LIBOR + 0.280%)(2)	11/25/35	1,794,465	1,807,321
Morgan Stanley Mortgage Loan Trust (07-3XS-2A6)
5.76% (3)	01/25/47	1,092,085	568,256
Morgan Stanley Mortgage Loan Trust (07-7AX-2A1)
1.68% (1 mo. USD LIBOR + 0.120%)(2)	04/25/37	3,965,577	2,067,852
Morgan Stanley REREMIC Trust (13-R2-1A)
2.85% (1),(3)	10/26/36	7,411,148	7,413,563
Morgan Stanley REREMIC Trust (13-R3-12A)
3.54% (1),(3)	01/26/47	685,122	687,909
Morgan Stanley Resecuritization Trust (14-R2-2A)
3.00% (1),(3)	12/26/46	8,872,408	8,763,648
MortgageIT Trust (05-3-A1)
2.16% (1 mo. USD LIBOR + 0.600%)(2)	08/25/35	7,068,421	6,929,973
MortgageIT Trust (05-4-A1)
1.84% (1 mo. USD LIBOR + 0.280%)(2)	10/25/35	3,529,093	3,472,947
Nationstar Home Equity Loan Trust (07-B-2AV3)
1.81% (1 mo. USD LIBOR + 0.250%)(2)	04/25/37	9,241,056	9,231,806
Nomura Resecuritization Trust (15-1R-2A1)
3.08% (1 mo. USD LIBOR + 0.190%)(1),(2)	10/26/36	4,092,116	4,122,250
Nomura Resecuritization Trust (15-2R-1A1)
2.06% (12 mo. Monthly Treasury Average Index + 1.000%)(1),(2)	08/26/46	6,084,811	6,051,407
Nomura Resecuritization Trust (15-4R-2A1)
1.69% (1 mo. USD LIBOR + 0.306%)(1),(2)	10/26/36	8,883,280	8,810,447

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Nomura Resecuritization Trust (15-4R-3A1)
3.69% (1),(3)	02/26/36	$1,169,917	$1,176,035
Nomura Resecuritization Trust (15-5R-2A1)
3.47% (1),(3)	03/26/35	10,356,366	10,511,165
Nomura Resecuritization Trust (15-7R-2A1)
3.29% (1),(3)	08/26/36	4,088,404	4,109,041
Oakwood Mortgage Investors, Inc. (02-A-A4)
6.97% (3)	03/15/32	2,949,489	3,161,670
Oakwood Mortgage Investors, Inc. (99-E-A1)
7.61% (3)	03/15/30	5,057,108	4,745,463
Opteum Mortgage Acceptance Corp. (06-1-2A1)
5.75% (3)	04/25/36	5,521,184	5,716,032
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)
1.83% (1 mo. USD LIBOR + 0.270%)(2)	03/25/37	19,300,000	17,263,173
Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C)
1.72% (1 mo. USD LIBOR + 0.160%)(2)	09/25/37	18,425,056	11,132,085
Prime Mortgage Trust (06-1-1A1)
5.50% (7)	06/25/36	2,696,863	2,933,220
RAAC Series Trust (05-SP1-4A1)
7.00%	09/25/34	4,066,199	4,146,734
RAAC Series Trust (07-SP1-A3)
2.04% (1 mo. USD LIBOR + 0.480%)(2)	03/25/37	1,576,429	1,580,733
RALI Trust (05-QA13-2A1)
4.32% (3),(7)	12/25/35	951,141	871,831
RALI Trust (05-QA7-A21)
3.92% (3),(7)	07/25/35	3,655,634	3,475,068
RALI Trust (06-QA3-A1)
1.76% (1 mo. USD LIBOR + 0.200%)(2),(7)	04/25/36	5,650,614	5,503,410
Residential Accredit Loans, Inc. (05-QA8-CB21)
4.09% (3),(7)	07/25/35	6,597,093	5,455,242
Residential Accredit Loans, Inc. (05-QS7-A1)
5.50% (7)	06/25/35	1,218,496	1,115,053
Residential Accredit Loans, Inc. (06-QA1-A21)
4.44% (3),(7)	01/25/36	23,655	20,846
Residential Accredit Loans, Inc. (06-QA10-A2)
1.74% (1 mo. USD LIBOR + 0.180%)(2)	12/25/36	19,076,337	17,127,706
Residential Accredit Loans, Inc. (06-QA2-1A1)
1.81% (1 mo. USD LIBOR + 0.250%)(2),(7)	02/25/36	27,268	22,346
Residential Accredit Loans, Inc. (06-QS10-AV) (I/O)
0.58% (3),(8)	08/25/36	50,807,678	1,178,819
Residential Accredit Loans, Inc. (06-QS11-AV) (I/O)
0.35% (3),(8)	08/25/36	49,485,508	661,992
Residential Accredit Loans, Inc. (06-QS5-A5)
6.00% (7)	05/25/36	6,477,377	6,079,473
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O)
0.75% (3),(8)	06/25/36	64,763,637	1,683,958
Residential Accredit Loans, Inc. (06-QS7-AV) (I/O)
0.68% (3),(8)	06/25/36	14,610,774	366,220
Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O)
0.18% (3),(8)	01/25/37	3,341,280	25,327
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O)
0.33% (3),(8)	01/25/37	24,487,622	320,231
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O)
0.36% (3),(8)	02/25/37	100,172,619	1,344,657
Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O)
0.38% (3),(8)	03/25/37	11,662,063	174,737
Residential Accredit Loans, Inc. (07-QS5-AV) (I/O)
0.26% (3),(8)	03/25/37	16,059,917	145,272
Residential Accredit Loans, Inc. (07-QS6-A45)
5.75% (7)	04/25/37	3,589,524	3,388,463
Residential Accredit Loans, Inc. (07-QS8-AV) (I/O)
0.39% (3),(8)	06/25/37	24,107,126	388,637
Residential Funding Mortgage Securities I (05-SA5-2A)
4.07% (3),(7)	11/25/35	29,793	28,842
Residential Funding Mortgage Securities I (06-S9-A3) (PAC)
5.75% (7)	09/25/36	805,328	737,431
Residential Funding Mortgage Securities I (07-S2-A9)
6.00% (7)	02/25/37	8,699,354	8,356,310
Residential Funding Mortgage Securities I (07-SA2-2A2)
4.06% (3),(7)	04/25/37	29,042	27,954
Saxon Asset Securities Trust (06-2-A2)
1.69% (1 mo. USD LIBOR + 0.130%)(2)	09/25/36	8,184,213	8,255,274
Saxon Asset Securities Trust (06-3-A3)
1.73% (1 mo. USD LIBOR + 0.170%)(2)	10/25/46	13,652,986	13,375,785
Saxon Asset Securities Trust (07-2-A2D)
1.86% (1 mo. USD LIBOR + 0.300%)(2)	05/25/47	20,303,871	16,217,556
Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C)
1.90% (1 mo. USD LIBOR + 0.340%)(2)	02/25/37	3,357,276	2,075,222
Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2)
1.79% (1 mo. USD LIBOR + 0.230%)(2)	02/25/37	43,276,402	26,609,881
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B)
1.70% (1 mo. USD LIBOR + 0.140%)(2)	01/25/37	19,414,277	14,217,881
Sequoia Mortgage Trust (03-8-A1)
2.20% (1 mo. USD LIBOR + 0.640%)(2)	01/20/34	929,940	918,817
SG Mortgage Securities Trust (05-OPT1-A3)
1.91% (1 mo. USD LIBOR + 0.350%)(2)	10/25/35	36,986	37,079
SG Mortgage Securities Trust (07-NC1-A2)
1.80% (1 mo. USD LIBOR + 0.240%)(1),(2)	12/25/36	22,539,672	13,999,067
Soundview Home Equity Loan Trust (06-2-A4)
1.83% (1 mo. USD LIBOR + 0.270%)(2)	03/25/36	29,341	29,412
Soundview Home Equity Loan Trust (06-OPT4-2A4)
1.79% (1 mo. USD LIBOR + 0.230%)(2)	06/25/36	10,400,000	9,420,392
Soundview Home Equity Loan Trust (07-OPT3-2A4)
1.81% (1 mo. USD LIBOR + 0.250%)(2)	08/25/37	4,000,000	2,991,490
Specialty Underwriting & Residential Finance (06-AB3-A2B)
1.71% (1 mo. USD LIBOR + 0.150%)(2)	09/25/37	21,136	13,321
Structured Adjustable Rate Mortgage Loan Trust (04-12-2A)
3.46% (3)	09/25/34	2,603,396	2,582,961
Structured Adjustable Rate Mortgage Loan Trust (04-14-2A)
3.55% (3)	10/25/34	4,059,598	4,140,848
Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A)
2.51% (1 mo. USD LIBOR + 0.950%)(2)	08/25/35	5,156,212	5,144,265

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1)
3.75% (3),(7)	03/25/36	$583,018	$537,644
Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1)
3.57% (3),(7)	05/25/36	2,350,722	2,227,235
Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1)
3.73% (3),(7)	06/25/36	5,048,173	4,996,548
Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1)
3.64% (3)	02/25/37	2,704,416	2,302,509
Structured Asset Securities Corp. (05-2XS-1A5B)
5.15% (3)	02/25/35	197,540	198,391
Structured Asset Securities Corp. (06-EQ1A-A4)
1.71% (1 mo. USD LIBOR + 0.150%)(1),(2)	07/25/36	5,618,434	5,623,445
Structured Asset Securities Corp. (06-WF2-A4)
1.87% (1 mo. USD LIBOR + 0.310%)(2)	07/25/36	6,327,380	6,276,798
Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1)
3.66% (3),(7)	04/25/37	237,542	200,030
Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1)
3.71% (3),(7)	06/25/37	9,550	9,081
Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1)
3.82% (3)	01/25/37	1,023,816	1,025,083
Wachovia Mortgage Loan Trust LLC (06-AMN1-A3)
1.80% (1 mo. USD LIBOR + 0.240%)(2)	08/25/36	9,276,335	5,832,964
WaMu Mortgage Pass-Through Certificates (04-AR14-A1)
3.42% (3)	01/25/35	7,780,983	7,981,854
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1)
1.85% (1 mo. USD LIBOR + 0.290%)(2)	10/25/45	9,594,518	9,499,275
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2)
2.58% (12 mo. Monthly Treasury Average Index + 1.450%)(2)	10/25/45	773,195	808,072
WaMu Mortgage Pass-Through Certificates (05-AR14-2A1)
3.39% (3)	12/25/35	1,702,261	1,580,769
WaMu Mortgage Pass-Through Certificates (05-AR18-1A1)
3.39% (3)	01/25/36	2,837,021	2,774,014
WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A)
1.87% (1 mo. USD LIBOR + 0.310%)(2)	01/25/45	290,048	289,329
WaMu Mortgage Pass-Through Certificates (05-AR9-A1A)
2.20% (1 mo. USD LIBOR + 0.640%)(2)	07/25/45	7,010,411	7,000,910
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A)
2.20% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	20,893,082	21,362,523
WaMu Mortgage Pass-Through Certificates (06-AR11-1A)
2.09% (12 mo. Monthly Treasury Average Index + 0.960%)(2)	09/25/46	5,450,645	4,963,106
WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A)
1.87% (12 mo. Monthly Treasury Average Index + 0.810%)(2)	12/25/46	5,977,739	5,752,226
Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1)
3.29% (3)	11/25/30	119,643	121,020
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2)
5.75% (7)	02/25/36	1,307,182	1,252,844
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1)
2.16% (1 mo. USD LIBOR + 0.600%)(2),(7)	07/25/36	2,552,895	1,825,916
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A)
1.73% (1 mo. USD LIBOR + 0.170%)(2)	12/25/36	4,713,548	4,291,350
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A)
2.00% (11th District Cost of Funds + 1.250%)(2),(7)	04/25/47	1,888,824	1,680,228
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3)
1.87% (1 mo. USD LIBOR + 0.310%)(2)	06/25/37	5,678,863	5,178,257
Washington Mutual Asset-Backed Certificates (06-HE1-2A4)
1.84% (1 mo. USD LIBOR + 0.280%)(2)	04/25/36	11,691,000	11,175,667
Wells Fargo Home Equity Asset-Backed Securities (06-3-A2)
1.71% (1 mo. USD LIBOR + 0.150%)(2)	01/25/37	8,857,375	8,800,219
Wells Fargo Home Equity Asset-Backed Securities (07-1-A3)
1.88% (1 mo. USD LIBOR + 0.320%)(2)	03/25/37	5,521,000	4,405,102
Wells Fargo Mortgage Loan Trust (11-RR3-A1)
3.53% (1),(3)	03/27/37	1,035,854	1,038,964
Wells Fargo Mortgage Loan Trust (12-RR2-1A1)
1.73% (1 mo. USD LIBOR + 0.180%)(1),(2)	09/27/47	713,422	715,799
Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6)
3.77% (3)	01/25/35	2,512,616	2,593,131
Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6)
3.48% (3),(7)	08/25/36	5,088,357	5,109,239
Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1)
3.56% (3)	03/25/36	3,590,684	3,604,746
Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4)
3.34% (3),(7)	05/25/36	2,190,582	2,214,757
Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32)
6.00% (7)	07/25/37	3,969,346	3,970,184
Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1)
3.66% (3),(7)	08/25/37	391,893	384,068
Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1)
5.75%	02/25/38	1,890,536	1,994,846

Total Residential Mortgage-backed Securities — Non-agency (Cost: $1,153,260,440)			1,390,412,251

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Issues	Maturity Date	Principal Amount		Value
U.S. TREASURY SECURITIES —24.5%
U.S. Treasury Bond
2.75%	11/15/47		$716,587,000	$689,602,985
U.S. Treasury Note
1.88%	12/31/19		133,910,000	133,253,528
2.00%	01/31/20		29,270,000	29,189,809
2.00%	11/30/22		140,918,000	137,630,942
2.13%	12/31/22		196,825,000	193,180,663
2.25%	11/15/27		421,441,000	404,605,465
2.38%	01/31/23		533,710,000	530,019,385

Total U.S. Treasury Securities (Cost: $2,152,235,106)				$2,117,482,777

Total Fixed Income Securities (Cost: $7,936,311,347)				8,087,123,384

		Shares
MONEY MARKET INVESTMENTS —0.1%
Dreyfus Government Cash Management Fund — Institutional Class, 1.21%(9)			8,013,000	8,013,000
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.26%(9)			200,679	200,679

Total Money Market Investments (Cost: $8,213,679)				8,213,679

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS —15.1%

Foreign Government Bonds —3.9%
Japan Treasury Bill
0.00% (4)	02/26/18	JPY	27,140,000,000	248,653,669
0.00% (4)	03/26/18	JPY	9,705,000,000	88,923,202

Total Foreign Government Bonds (Cost: $327,790,530)				337,576,871

U.S. Treasury Securities —6.8%
U.S. Treasury Bill
1.39% (10)	04/19/18		$252,000,000	251,254,758
1.42% (10)	04/26/18		257,500,000	256,649,825
1.52% (10),(11)	06/14/18		6,419,000	6,383,321
1.59% (10)	07/05/18		70,000,000	69,531,836

Total U.S. Treasury Securities (Cost: $583,928,326)				583,819,740

Discount Notes —4.4%
Federal Home Loan Bank
1.31% (10)	02/22/18		130,000,000	129,902,110
1.40% (10)	04/25/18		100,000,000	99,674,900
1.48% (10)	05/16/18		150,000,000	149,367,300
Total Discount Notes (Cost: $378,529,153)				378,944,310

Total Short-term Investments (Cost: $1,290,248,009)				1,300,340,921

Total Investments (108.8%) (Cost: $9,234,773,035)				9,395,677,984

Liabilities In Excess Of Other Assets (-8.8%)				(762,352,271)

Net Assets (100.0%)				$8,633,325,713

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
BUY
4,252	2-Year U.S. Treasury Note Futures	03/29/18	$912,166,835	$906,672,567	$(5,494,268)
4,214	5-Year U.S. Treasury Note Futures	03/29/18	491,933,720	483,391,893	(8,541,827)
1,595	10-Year U.S. Treasury Note Futures	03/20/18	199,079,302	193,917,109	(5,162,193)

			$1,603,179,857	$1,583,981,569	$(19,198,288)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (12)
Goldman Sachs & Co.	JPY	27,140,000,000	02/26/18	$242,395,879	$248,954,478	$(6,558,599)
Goldman Sachs & Co.	JPY	9,705,000,000	03/26/18	86,910,967	89,184,444	(2,273,477)

				$329,306,846	$338,138,922	$(8,832,076)

Notes to Schedule of Investments:

JPY	-	Japanese Yen.
ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
ARM	-	Adjustable Rate Mortgage.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2018, the value of these securities amounted to $367,414,379 or 4.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2018.

(3)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)		Security is not accruing interest.

(5)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(6)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(7)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.

(8)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)		Rate disclosed is the 7-day net yield as of January 31, 2018.

(10)		Rate shown represents yield-to-maturity.

(11)		All or a portion of this security is held as collateral for open futures contracts.

(12)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets
Asset-Backed Securities	1.7%
Commercial Mortgage-Backed Securities — Agency	1.5
Commercial Mortgage-Backed Securities — Non-Agency	0.4
Residential Mortgage-Backed Securities — Agency	49.4
Residential Mortgage-Backed Securities — Non-Agency	16.1
Short Term Investments	15.1
U.S. Treasury Securities	24.5
Money Market Investments	0.1

Total	108.8%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$150,124,180	$—	$150,124,180
Commercial Mortgage-Backed Securities — Agency	—	126,537,110	—	126,537,110
Commercial Mortgage-Backed Securities — Non-Agency	—	32,954,257	—	32,954,257
Residential Mortgage-Backed Securities — Agency	—	4,269,612,809	—	4,269,612,809
Residential Mortgage-Backed Securities — Non-Agency	—	1,384,108,681	6,303,570	1,390,412,251
U.S. Treasury Securities	2,117,482,777	—	—	2,117,482,777

Total Fixed Income Securities	2,117,482,777	5,963,337,037	6,303,570	8,087,123,384

Money Market Investments	8,213,679	—	—	8,213,679
Short-Term Investments	583,819,740	716,521,181	—	1,300,340,921

Total Investments	2,709,516,196	6,679,858,218	6,303,570	9,395,677,984

Liability Derivatives
Futures
Interest Rate Risk	$(19,198,288)	$—	$—	$(19,198,288)
Forward Currency Contracts
Foreign Currency Risk	—	(8,832,076)	—	(8,832,076)

Total	$(19,198,288)	$(8,832,076)	$—	$(28,030,364)

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ which may not be the last sale price. All other securities including short-term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued by the Pricing Committee of TCW Investment Management Company LLC (the “Advisor”) in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board of Directors.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value (“NAV”), they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

The summary of the inputs used as of January 31, 2018 is listed after the Schedule of Investments for each Fund.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2018.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2017	$1,229,012	$10,660	$146,477	$112,200	$6,981,408
Accrued Discounts (Premiums)	(384)	—	—	—	(305,819)
Realized Gain (Loss)	(1,106)	(6)	—	—	773
Change in Unrealized Appreciation	(51,702)	(648)	10,895	2,805	(371,324)
Purchases	—	—	—	—	989
Sales	(23,827)	—	—	—	(2,457)
Transfers in to Level 3 (1)	—	—	—	—	—
Transfers out of Level 3 (1)	—	—	—	—	—

Balance as of January 31, 2018	$1,151,993	$10,006	$157,372	$115,005	$6,303,570

Change in Unrealized Appreciation from Investments Still Held at January 31, 2018	$(51,702)	$(648)	$10,895	$2,805	$(371,290)

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of January 31, 2018 are as follows:

Description	Fair Value at 1/31/2018	Valuation Techniques*	Unobservable Input	Range	Weighted Average Price
TCW Core Fixed Income Fund
Corporate Bonds	$1,151,993	Third-party Vendor	Vendor Prices	$111.869	$111.869
TCW Enhanced Commodity Strategy Fund
Commercial Mortgage-Backed Securities - Non-Agency	$10,006	Third-party Vendor	Vendor Prices	$0.636	$0.636
TCW Global Bond Fund
Commercial Mortgage-Backed Securities - Non-Agency	$11,160	Third-party Vendor	Vendor Prices	$0.030-$0.619	$0.437
Residential Mortgage-Backed Securities - Non-Agency	$146,212	Third-party Vendor	Vendor Prices	$11.681	$11.681
TCW High Yield Bond Fund
Common Stock	$115,005	Third-party Vendor	Vendor Prices	$20.500	$20.500
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities - Non-Agency (Interest Only, Collateral Strip Rate Securities)	$6,303,570	Third-party Vendor	Vendor Prices	$0.758-$19.411	$1.753

*	The valuation technique employed on the Level 3 securities involves the use of third-party broker quotes and vendor prices. The Advisor monitors the effectiveness of third-party brokers and vendor prices using the Advisor’s own model and inputs.
Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2018, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Shares/Units):

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Liability Derivatives
Forward Contracts	$—	$—	$(1,229)	$—	$(1,229)
Futures Contracts(1)	—	—	—	(1,995)	(1,995)

Total Value	$—	$—	$(1,229)	$(1,995)	$(3,224)
Number of Contracts, Notional Amounts (3)
Forward Currency Contracts	$—	$—	$79,628,391	$—	$79,628,391
Futures Contracts	—	—	—	1,338	1,338
TCW Emerging Markets Income Fund
Asset Derivatives
Investments(2)	$—	$—	$1,822	$—	$1,822
Forward Contracts	—	—	1,711	—	1,711

Total Value	$—	$—	$3,533	$—	$3,533
Liability Derivatives
Forward Contracts	$—	$—	$(3,896)	$—	$(3,896)
Written Options	—	—	(115)	—	(115)
Swaps Contracts	(4,069)	—	—	—	(4,069)

Total Value	$(4,069)	$—	$(4,011)	$—	$(8,080)
Notional Amounts (3)
Forward Currency Contracts	$—	$—	$284,872,024	$—	$284,872,024
Options Purchased	$—	$—	$84,791,353	$—	$84,791,353
Options Written	$—	$—	$36,344,687	$—	$36,344,687
Swaps Contracts	$281,280,000	$—	$—	$—	$281,280,000
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Investments(2)	$—	$—	$169	$—	$169
Forward Contracts	—	—	4,527	—	4,527

Total Value	$—	$—	$4,696	$—	$4,696
Liability Derivatives
Forward Contracts	$—	$—	$(1,640)	$—	$(1,640)
Written Options	—	—	(26)	—	(26)

Total Value	$—	$—	$(1,666)	$—	$(1,666)
Notional Amounts(3)
Forward Currency Contracts	$—	$—	$123,722,018	$—	$123,722,018
Options Purchased	$—	$—	$7,854,667	$—	$7,854,667
Options Written	$—	$—	$2,854,667	$—	$2,854,667

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Enhanced Commodity Strategy Fund
Asset Derivatives
Swaps Contracts	$—	$21	$—	$—	$21

Total Value	$—	$21	$—	$—	$21
Notional Amounts (3)
Swaps Contracts	$—	$1,447,877	$—	$—	$1,447,877
TCW Global Bond Fund
Asset Derivatives
Forward Contracts	$—	$—	$50	$—	$50

Total Value	$—	$—	$50	$—	$50
Liability Derivatives
Forward Contracts	$—	$—	$(20)	$—	$(20)
Futures Contracts	—	—	—	(32)	(32)

Total Value	$—	$—	$(20)	$(32)	$(52)
Number of Contracts, Notional Amounts or Shares/Units(1)
Forward Currency Contracts	$—	$—	$1,866,512	$—	$1,866,512
Futures Contracts	—	—	—	24	24
TCW High Yield Bond Fund
Liability Derivatives
Forward Contracts	$—	$—	$(3)	$—	$(3)
Swaps Contracts	(2)	—	—	—	(2)

Total Value	$(2)	$—	$(3)	$—	$(5)
Notional Amounts (3)
Forward Currency Contracts	$—	$—	$299,726	$—	$299,726
Swaps Contracts	$250,000	$—	$—	$—	$250,000

TCW Total Return Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Liability Derivatives
Forward Contracts	$—	$—	$(8,832)	$—	$(8,832)
Futures Contracts(1)	—	—	—	(19,198)	(19,198)

Total Value	$—	$—	$(8,832)	$(19,198)	$(28,030)
Number of Contracts or Notional Amounts(3)
Forward Currency Contracts	$—	$—	$367,173,775	$—	$367,173,775
Futures Contracts	—	—	—	10,061	10,061

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(2)	Represents purchased options, at value.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended January 31, 2018.

Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by each Fund, as unrealized gains or losses. When the contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at January 31, 2018 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Total Return Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at January 31, 2018 are listed in the Schedule of Investments.

Options: The Funds purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

The Funds may purchase or write (sell) put and call swaptions. Swaption contracts give the purchaser the right (or option), but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended January 31, 2018, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund purchased and wrote currency options.

Swap Agreements. The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2018, the TCW Emerging Markets Income Fund and TCW High Yield Bond Fund utilized credit default swaps to manage credit market exposure and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). MBS differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit.

CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, each Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2018.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2018.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended January 31, 2018.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2018.

Note 2 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities outstanding at January 31, 2018 are listed below:

TCW Core Fixed Income Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
Alta Wind Holdings LLC, (144A), 7%, due 06/30/35	7/14/10	$1,077,416	$1,151,993	0.07%

TCW Enhanced Commodity Strategy Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.573%, due 09/15/39	7/15/16	$2,952	$10,006	0.54%

TCW Global Bond Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.438%, due 04/11/37	3/26/15	$0	$10,925	0.07%
Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.896%, due 12/15/31	3/26/15	0	235	0.00%

		$0	$11,160	0.07%

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	March 15, 2018

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa Treasurer and Chief Financial Officer

Date	March 15, 2018